Limited Term New York Municipal Fund
Tax-Free Income for Cautious New York Investors

[graphic currency montage, NY State]

ANNUAL REPORT December 31, 2001           [bullet logo LIMITED TERM NEW YORK
                                                       MUNICIPAL FUND]

                                          [logo] OppenheimerFunds(R)
                                                 The Right Way to Invest

                              [graphic five stars]

                      "The Fund has generated competitive
                    yields with lower volatility relative to
                        its intermediate- and long-term
                                New York peers."

          Morningstar's Limited Term New York Municipal Fund Analysis

                                   May 1, 2001

   Morningstar, Inc. is a nationally recognized mutual fund rating service.*

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               [bullet logo LIMITED TERM NEW YORK MUNICIPAL FUND]


                      [logo LIPPER LEADER CONSISTENT RETURN

                        [logo LIPPER LEADER PRESERVATION]


Limited Term New York Municipal Fund, Class A, has been recognized by Lipper Analytical Services, Inc. as a Lipper Leader for Consistent Return and as a Lipper Leader for Preservation, based on the consistency of its total returns and for its preservation of capital over the 36 months ended 12/31/01.(1)

*Limited Term New York Municipal Fund (Class A Shares) has received Morningstar's highest 5-star overall rating at December 31, 2001. Limited Term New York Municipal Fund is categorized as a municipal bond fund. As of 12/31/01, 1,647, 1,445 and 487 municipal bond funds were rated for the 3-, 5- and 10-year periods, respectively. The Fund's 3-, 5- and 10-year ratings for the period ending 12/31/01 are 5 stars, 5 stars and 5 stars, respectively.
For each fund with at least a 3-year history, Morningstar calculates a Morningstar Rating(TM) metric each month by subtracting the return on a 90-day U.S. Treasury Bill from the fund's load-adjusted return for the same period, and then adjusting this excess return for risk. The top 10% of funds in each broad asset class receive 5 stars, the next 22.5% receive 4 stars, the next 35% receive 3 stars, the next 22.5% receive 2 stars and the bottom 10% receive 1 star. The Overall Morningstar Rating for a fund is derived from a weighted average of the performance figures associated with its 3-, 5- and 10-year (if applicable) Morningstar Rating metrics. Limited Term New York Municipal Fund was rated against the following numbers of U.S.-domiciled municipal bond funds over the following time periods ended 12/31/01: 1,647 funds in the last 3 years, 1,445 funds in the last 5 years and 487 funds in the last 10 years. With respect to these municipal bond funds, Limited Term New York Municipal Fund received a Morningstar Rating of 5 stars, 5 stars and 5 stars for the 3-, 5- and 10-year periods, respectively. Morningstar rating is for the A share class only; other classes may have different performance characteristics. Past performance is not a guarantee of future results. The investment return and principal value of an investment in the Fund will fluctuate with market conditions, so that shares, on any given day or when redeemed, may be worth more or less than their original cost. Shares of the Fund are not deposits or obligations of any bank, are not insured by the FDIC or any other agency, and involve investment risks, including the possible loss of the principal amount invested.

1. Lipper Analytical Services, Inc., 12/31/01. For the Consistent Return category, Lipper scores funds each month in their broad asset categories and peer groups, based on two characteristics: consistency, or the strength of a fund's performance trend, and effective return, meaning the fund's total return adjusted for its historical downside risk but without considering sales charges, over a 36-month period. For the Preservation category, Lipper scores funds each month in their peer groups, based on monthly returns over a 36-month period, without considering sales charges, and identifies funds that had fewer and less-severe negative monthly performance periods. For each category, each fund receives a numerical score ranging from 1 (highest) to 5 (lowest), and all funds with a category score of 1 are designated Lipper Leaders for Consistent Return, or for Preservation in their respective Lipper category. Lipper Leader designations do not imply that a fund had the best performance within its fund category, and neither that designation nor the fund's past performance is a guarantee of future results. Lipper Leader designations are for the Fund's A share class only; other share classes may have different performance characteristics. For the Fund's average annual total returns, see page 5.

THE "ROCHESTER" WAY WITH MUNICIPAL BONDS

[bullet logo LIMITED TERM NEW YORK MUNICIPAL FUNDS]
[bullet logo ROCHESTER FUND MUNICIPALS]
[bullet logo OPPENHEIMER PENNSYLVANIA MUNICIPAL FUND]
[bullet logo OPPENHEIMER ROCHESTER NATIONAL MUNICIPALS]

     OppenheimerFunds, Inc. has operated as an investment advisor since 1960. As of December 31, 2001, OppenheimerFunds, Inc., including subsidiaries and affiliates, managed more than $120 billion in assets, including more than 60 mutual funds having more than 5 million shareholder accounts.
     The Rochester Division of OppenheimerFunds, Inc., located in Rochester, New York, is dedicated to the investment management and distribution of municipal bond funds. These funds--Limited Term New York Municipal Fund, Rochester Fund Municipals, Oppenheimer Pennsylvania Municipal Fund and Oppenheimer Rochester National Municipals--pursue an investment approach that intentionally limited to specific sector and regional issues available in the municipal market.(1)
     Most investors recognize that the greatest advantage of mutual fund investing is professional management: the devotion of an investment team to broadly diversify a fund's portfolio, continually review each holding and analyze new issues. This is all intended to reduce the potential impact of adversity and to create an investment with the potential to earn high yields.
     Here in Rochester, we believe that the strengths of our portfolio management style go even further. In addition to reviewing the broad spectrum of New York municipal issues generally available, Limited Term New York Municipal Fund pursues special situations often overlooked by the market in general. When properly investigated, selected for their potential and blended into the portfolio, these issues not only broaden diversity but have the potential to increase the Fund's yield as well.
     We look to smaller issuers throughout the State, because they typically provide higher yields than equivalent-credit-quality larger issuers do.
Smaller issuers are also frequently receptive to our preference for graduated payment of principal, creating a "sinking fund" payment schedule that enables us to accelerate the debt schedule, thereby both increasing the return on investment and reducing the duration of the loan.(2)
     We believe that careful credit research on unrated issues can also be very rewarding, as some highly creditworthy issuers intentionally opt to forego the expense of obtaining a credit rating. Mindful of Limited Term New York Municipal Fund's maximum 5% exposure to below-investment-grade issues, we analyze unrated issues to determine the true risks weighed against their yield, in hopes of providing shareholders with a favorable risk/reward trade-off in this segment of the portfolio.
     Our commitment to internal investment research also enables us to focus our attention on premium callable bonds, delving beyond the call date and analyzing a bond's structure and covenants. This process helps us to isolate characteristics that indicate whether the issue may go uncalled after a stated call date, generally providing above-market yields and very low price volatility.
     And we "scavenger hunt" in the secondary markets, seeking to purchase bonds in small quantities--below $100,000--that add incrementally small, but eventually significant, yield to the portfolio.
     Refined since the inception of Rochester Fund Municipals in May of 1986, the unique investment approach to the Funds we manage has proven to be beneficial. Evaluating and negotiating these opportunities takes time and effort, but we believe if you are paying for portfolio management, you should demand and receive the extra effort and resourcefulness necessary to enhance the portfolio.

1. Oppenheimer Pennsylvania Municipal Fund is not available in all states. To obtain a Prospectus for Rochester Fund Municipals, Oppenheimer Pennsylvania Municipal Fund or Oppenheimer Rochester National Municipals containing more information, contact OppenheimerFunds Distributor, Inc. Please consult your financial advisor for more details, and read the Prospectus carefully before investing or sending money.
2. Securities issued by smaller municipalities and municipal agencies may have less liquidity than larger issues.

THE FUND'S DIVERSIFIED PORTFOLIO

    Diversification is one way that Limited Term New York Municipal Fund really stands out from the competition. We feel that merely concentrating the portfolio in a few, highly-rated issues would dilute a primary advantage of mutual fund investing--professional management.

    Instead, we strategically arrange a variety of bonds from many municipal sectors throughout New York State. We rely on our own research to assess the value of those under consideration. And we seek to capitalize on our market experience and trading strategies when buying investments that have met our criteria.

    As of December 31, 2001, Limited Term New York Municipal Fund's portfolio consisted of nearly 900 different securities. Here's the breakdown:

By Municipal Sector on 12/31/01 as a percentage of investments*

Marine/Aviation Facilities                     16.8%
-----------------------------------------------------
Special Assessment                             15.4%
-----------------------------------------------------
Hospital/Healthcare(**)                        13.6%
-----------------------------------------------------
General Obligation                             10.1%
-----------------------------------------------------
Electric Utilities                              7.2%
-----------------------------------------------------
Municipal Leases                                6.2%
-----------------------------------------------------
Multifamily Housing                             5.2%
-----------------------------------------------------
Resource Recovery                               4.4%
-----------------------------------------------------
Higher Education                                3.5%
-----------------------------------------------------
Single Family Housing                           3.4%
-----------------------------------------------------
Water Utilities                                 2.5%
-----------------------------------------------------
Gas Utilities                                   2.4%
-----------------------------------------------------
Nonprofit Organization                          2.1%
-----------------------------------------------------
Highways/Railways                               1.6%
-----------------------------------------------------
Pollution Control                               1.6%
-----------------------------------------------------
Manufacturing, Non-Durable Goods                1.3%
-----------------------------------------------------
Other                                           2.7%
-----------------------------------------------------
  Total                                       100.0%

Hospital/Healthcare in Detail
Insured (Private Municipal Bond Insurance)      6.3%
-----------------------------------------------------
Standard Hospital Backing                       3.4%
-----------------------------------------------------
Backed, New York State Appropriations           1.9%
-----------------------------------------------------
Insured (FHA or SONYMA Insurance)               1.7%
-----------------------------------------------------
Prerefunded                                     0.2%
-----------------------------------------------------
Backed, Financial Institution Letter of Credit  0.1%
-----------------------------------------------------
Total                                          13.6%

*Portfolio data are subject to change and are dollar-weighted based on the total market value of investments.

**Regarding the Fund's investments in the Hospital/Healthcare sector, investors should note that many of these holdings have "belt-and-suspenders" credit support consisting of both the hospital's revenues and backup guarantees from U.S. Government FHA insurance, bank letters of credit, or New York State appropriations.

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

DEAR SHAREHOLDER,

[photo]
John V. Murphy
Chairman, President and
Chief Executive Officer
OppenheimerFunds, Inc.

2001 marked a year of unprecedented volatility, uncertainty and change. At OppenheimerFunds, we understand that these are challenging times. To look ahead, we must learn to reflect on this unimaginable past year.
     For the first time in a decade, the U.S. economy slipped into a recession. Sharply reduced corporate capital spending and weakened consumer confidence contributed to the slowdown. A key factor to remember is that the recession is a natural part of the economic cycle and follows one of the longest growth periods in U.S. history. In many ways, we are on the road to recovery. Apart from the monetary and fiscal stimuli the government and the Federal Reserve Bank have provided, the markets have refocused on the importance of company fundamentals across all industries.
     A word of caution remains. As Alan Greenspan and the Federal Reserve observed--while the U.S. economy shows tentative signs of rebounding from its current recession, it still faces risks in the near term.
     The tragedy of September 11 brought great uncertainty to our lives. Yet "America is successful because of the hard work and creativity and enterprise of our people," declared President George W. Bush. "These were the strengths of our economy before September 11, and they are our strengths today."
     While the volatility of the economy may be beyond anyone's control, there are steps you can take during these challenging times to help protect your investments. Most importantly, work closely with your financial advisor. Your advisor can help maintain balance in your portfolio, while ensuring that your investments have a long-term purpose and address your goals. Diversifying your portfolio across many sectors of the market helps manage risk and provides the potential for rewards. You should also maintain an appropriate level of awareness about your funds.
     Fund communications, including this report, can help you better understand the objectives, strategies and performance of your fund. To supplement these communications, we encourage you to use our website, www.oppenheimerfunds.com, for timely fund information.
     I look forward to 2002. It will be a year full of new challenges. At OppenheimerFunds we pledge to provide you with the seasoned management expertise and experience that should help pave the way for a brighter future. Our vision is clear and focused--we are well positioned for the future and hold a commitment to you, our shareholders, that we shall always keep your long-term interests in mind.
     In the face of adversity, we stood strong and proud. And despite the challenges, we have come together as never before with a greater sense of strength and resolve.
     I thank you for your continued support and confidence. The letters many of you sent to me concerning September 11 were a source of inspiration for all of us at OppenheimerFunds. We hope you can see the strength and spirit that has led, and continues to lead, OppenheimerFunds towards a bright future. We look forward to sharing with you the strength, expertise and resolve that makes OppenheimerFunds, The Right Way to Invest.
     Best wishes for 2002!

     Sincerely,

     /s/ John V. Murphy.

     John V. Murphy
     January 23, 2002

These general market views represent opinions of OppenheimerFunds, Inc., and are not intended to predict the performance of any particular fund. Specific discussion, as it applies to your Fund, is contained in the pages that follow. Stocks and bonds have different types of investment risks; stocks are subject to market volatility and bonds are subject to credit and interest-rate risks.

                                     1  |  LIMITED TERM NEW YORK MUNICIPAL FUND

DEAR FELLOW SHAREHOLDERS,

[photo]
Ronald H. Fielding, CFA
Founded the Rochester Funds in May, 1983.
Portfolio Manager and Chief Strategist for the Fund.
Ron is joined by his portfolio management team of Anthony A. Tanner, CFA and Daniel G. Loughran, CFA

February 12, 2002

     In 2001, cautious investors were served well by Limited Term New York Municipal Fund, which retained Morningstar's highest five-star rating throughout the period of this report.
     The Fund's monthly dividend distribution remained consistent at $0.013 per Class A share throughout the year, despite eleven separate decreases in short-term interest rates by the Federal Reserve Board.(1) The Fund's monthly dividend translates to 4.77% in annualized Class A distribution yield at Net Asset Value (NAV) (that is without deducting any sales charges) as of December 31, 2001. In January, 2002, the Fund's Class A monthly dividend distribution increased to $0.014 per share which, using the NAV as of December 31, 2001, would increase annualized Class A distribution yield to 5.14%.(2) According to Lipper Analytical Services, Inc.--an independent mutual fund rating service-- the Fund's 4.77% Class A distribution yield, as of December 31, 2001, was higher than the 4.30% average distribution yield of 104 longer-term New York State municipal funds, as of December 31, 2001.(3) These attractive, tax-free monthly dividends provided all of the Fund's total return for 2001. The Class A NAV finished the year exactly where it began and experienced little volatility throughout the year, ranging between $3.26 and $3.34.(4) The combination of a relatively steady NAV and consistently high tax-free income helped the Fund compare very favorably with other short-term bond funds, money market funds, and even with many stocks.
      Limited Term New York Municipal Fund's investment consistency was appealing for investors this year, especially when compared to the significant volatility and negative returns of the stock markets. The Dow Jones Industrial Average varied by over 27% from the year's high, and the NASDAQ Composite Index moved in a range of over 50%. Both posted negative total returns for the year.(5) By contrast, Limited Term New York Municipal Fund, Class A, provided a one-year total return of 4.85% (without sales charges) and varied within a range of less than 2%.(6) Declining interest rates also had a particularly negative effect on the yields of short-duration fixed-income investments that many investors look to for income preservation. Yields on three-month U.S. Treasury securities fell from 5.73% to 1.69% during the year; for three-month Certificates of Deposit, yields fell from 5.38% to 1.95% over the same time period.(7) Returns of tax-exempt money market funds fell to historic lows in December. In the face of shrinking yields on most short-term fixed income investments, the Fund offered investors attractive distribution yield, investment consistency and positive total return performance during this generally volatile period.
     In addition to providing yield-driven total return in 2001, the Fund once again minimized tax burdens for shareholders. Dividends were 100% free from federal income tax, and over 97% free from New York State and New York City income taxes.(8) Unlike many other municipal bond funds, there were no taxable capital gains distributions again last year, and we continue to hold a significant capital loss carryforward that should help shield shareholders against capital gains distributions in the future. Since most taxpayers are not subject to the federal Alternative Minimum Tax (AMT), the Fund does invest in AMT paper (35.0% of last year's income) seeking higher yields for all shareholders.
     During the past year, Limited Term New York Municipal Fund represented a particularly good value among fixed-income investments. In the coming year we will continue to manage the portfolio seeking to generate attractive, tax-free income while reducing overall portfolio volatility. Thank you for your continued commitment to Limited Term New York Municipal Fund. We look forward to serving your investment needs in the months and years to come.

     Sincerely,

     /s/ Ronald H. Fielding, CFA

Ronald H. Fielding, CFA
Senior Vice President,
OppenheimerFunds, Inc.

1. The Board of Trustees may change the Fund's dividend at any time without notice to shareholders. There can be no guarantee that the Fund will be able to maintain this or any dividend rate.
2. As of 12/31/01, Limited Term NewYork Municipal Fund's (Class A shares) 30-day SEC yield was 4.21%. Distribution yield at Net Asset Value (NAV) (based on last distribution) is annualized and divided by period-end NAV. Standardized yield (based on net investment income for the 30-day period ended 12/31/01) is annualized and divided by the period-end offering price. When the applicable sales charge is reflected, the Fund's distribution yield, as of 12/31/01, was 4.60%. Falling NAV's will tend to artificially raise yields. Past performance is not a guarantee of future results. See page 5 for the Fund's Average Annual Total Returns for the 1-, 5-, 10-year and life-of-class periods.
3. According to Lipper Analytical Services, Inc. Lipper calculations do not include sales charges which, if included, would affect results. Past performance is not a guarantee of future results.
4. Past performance is not a guarantee of future results. Please note that, while the Fund seeks to reduce the volatility of its portfolio holdings by seeking to maintain an average effective portfolio maturity of five years, the Fund does not seek to maintain a stable NAV. See page 5 for the Fund's Average Annual Total Returns for the 1-, 5-, 10-year and life-of-class periods.
5. Source: Bloomberg Business News. Used by permission. The Dow Jones Industrial Average is a price-weighted average of 30 large domestic stocks. The NASDAQ Composite Index is a broad-based, capitalization-weighted index of all NASDAQ National Market and Smallcap stocks. Neither index can be purchased directly by investors.
6. Past performance is not a guarantee of future results. An investment in the Fund is not a deposit of any bank, and is not insured or guaranteed by the FDIC or any other government agency. When you redeem your shares, they may be worth more or less than what you paid for them. See page 5 for the Fund's Average Annual Total Returns for the 1-, 5-, 10-year and life-of-class periods.
7. The value of Treasuries, if held to maturity, is fixed; principal is guaranteed and interest is fixed.
8. A portion of the Fund's income may be subject to income taxes. Capital gains distributions, if any, are taxable as capital gains. For investors subject to the Alternative Minimum Tax, a portion of the Fund's distributions may increase that tax.

All performance information provided represents past performance and is not predictive of future investment performance. The investment return and principal value of an investment in the Fund will fluctuate with market conditions, so that shares, on any given day or when redeemed, may be worth more or less than their original cost.

                                     2  |  LIMITED TERM NEW YORK MUNICIPAL FUND

MANAGEMENT DISCUSSION OF FUND PERFORMANCE

     Limited Term New York Municipal Fund offered investment consistency, attractive tax-free yield and a positive total return of 4.85% (without sales charges) in 2001.(1) The Fund's Class A NAV remained between $3.26 and $3.34 from December 31, 2000, through December 31, 2001--a range of 2%. By comparison, the Bond Buyer Municipal Bond Index of longer-term municipal bonds varied in a 6.8% range for the year.(2) For all of 2001, the Fund maintained a consistent monthly dividend distribution of $0.013 per Class A share. Beginning in January 2002 the Fund's monthly dividend distribution increased from $0.013 to $0.014 per Class A share.(3) As of December 31, 2001, the Fund's Class A annualized distribution yield of 4.77% (without sales charges) was significantly higher than the 3.10% average distribution yield of the 15 funds in the Other States Short-Intermediate Debt Funds category reported by Lipper Analytical Services, Inc.(4)
     Intermediate- and short-term municipal bonds performed well compared to most other asset classes. The Lehman Brothers 5- and 7-Year Municipal Bond Indices reported total returns of 6.2% and 5.2%, respectively, for the year.(5) More importantly, municipal bond yields continue to compare very favorably with yields generated by comparable U.S. Treasury securities, as well. Historically, municipal bond yields have been equivalent to 80-85% of Treasury bond yields, since exemption from federal income tax makes municipal bond yields higher on an after-tax basis. Yet, at year-end, investment-grade New York municipal bonds were available at over 95% of Treasury bond yields.(6) On an after-tax basis, for a New York State taxpayer in the 38.6% federal tax bracket, the Fund's
4.21% standardized yield is the equivalent of 7.36% yield on a taxable investment--higher than the average money market fund yield of 3.92% during 2001.(7)
     During 2001, overall weakness in the U.S. economy led the Federal Reserve Board (the "Fed") to reduce short-term interest rates by a total of 4.75% in eleven separate reductions. Yields on short- and long-term municipal bonds reacted very differently to these Fed actions. While yields of longer-term bonds finished the year little changed, yields on shorter-term municipal bonds decreased significantly. Volatility in the stock markets and the prospect of continued weakness in the U.S. economy also boosted demand by investors for the perceived safety of shorter-maturity bonds, contributing to the decline in short-term yields.
     The New York State economy has generally reflected the national economy this year. As in many other states, municipalities around New York experienced budget shortfalls as the weak economy resulted in reduced tax revenues. Despite the weaker economic performance, the major rating services maintained their ratings of New York State, New York City, and many of their agencies in 2001. Reductions in short-term interest rates generated an increasing amount of new municipal bond issuance and refinancing of existing bonds as the year

[graphic currency montage]

                                     3  |  LIMITED TERM NEW YORK MUNICIPAL FUND

MANAGEMENT DISCUSSION OF FUND PERFORMANCE Continued

[photo]
The Rochester Investment Team (l to r)

RONALD H. FIELDING, CFA
Senior Vice President and Portfolio Manager, Rochester Division
Founded the Rochester Funds Investment Team in May 1983

ANTHONY A. TANNER, CFA
Vice President and Portfolio Manager, Rochester Division
Joined the Rochester Funds Investment Team in June 1991

DANIEL G. LOUGHRAN, CFA
Vice President and Portfolio Manager, Rochester Division
Joined the Rochester Funds Investment Team in October 1994

RICHARD A. STEIN, CFA
Vice President--Credit Analysis, Rochester Division
Joined the Rochester Funds Investment Team in May 1993

CHRISTOPHER D. WEILER, CFA
Assistant Vice President--Credit Analysis, Rochester Division
Joined the Rochester Funds Investment Team in January 1999

MARK DEMITRY (not pictured)
Credit Analyst, Rochester Division
Joined the Rochester Funds Investment Team in July 2001

progressed. The result was a 43% increase in bond issuance in 2001 to $286 billion, the second highest recorded, as municipalities took advantage of reduced borrowing costs. New municipal bond issuance peaked in the last three months of the year.
     While the substantial reduction in short-term interest rates by the Fed produced great benefits for borrowers, it introduced substantial re-investment risks for investors in short-term instruments like certificates of deposit (CD's) and money market funds. Many CD and money market investors who began the year earning above 5% on many of these types of investments found their yields had declined below 2% by year-end. Taking inflation into account, real returns on these instruments diminished to almost zero. Although money market investments and short-term individual bonds can provide a degree of certainty when it comes to maturing principal, they expose investors to substantial reinvestment risk at maturity and the potential for substantially diminished income and purchasing power.
     Demonstrating the potential benefits investors can obtain from active portfolio management, Limited Term New York Municipal Fund maintained its attractive monthly dividend throughout 2001, while having minimal share-price fluctuation. We seek to limit the dollar-weighted effective average maturity of portfolio holdings to five years or less. In doing so, we maintain a "laddered" portfolio, holding bonds with effective maturities generally ranging from less than one year to twelve years. Being diversified across a range of maturities can help the portfolio realize a higher yield than if it was made up only of securities with effective maturities near five years. Over time, this laddering process tends to produce a portfolio with the income of longer-maturity bonds, but the price stability of shorter-maturity bonds. The substantial declines in short-term interest rates this past year have helped to demonstrate how the Fund fulfills its objective: to provide investors with a municipal bond fund that offers an attractive rate of tax-free income, while seeking to counteract the effects of interest-rate volatility and reinvestment risk.
     Another way that we manage effective average maturity is by adding premium-coupon callable bonds to the Fund's portfolio. A bond is "callable" when its terms state that it can be redeemed by the issuer before it's stated maturity date. We will purchase callable bonds at a price above their face value--or at a "premium"--when their coupon yields are above those available from other bonds in the market. Municipal bond market participants often perceive that callable bonds are always redeemed by their issuer at the earliest possible "call date." But callable bonds can--and

[line chart]

                  MONTHLY VOLATILITY
(The Inside Track of Limited Term New York Municipal Fund)

Monthly Percentage                        Merrill Lynch  Merrill Lynch
Change in Value      Limited Term         3-7 Year       22+ Year         Merrill Lynch
                     New York             Municipal      Municipal        3-5 Current U.S.
                     Municipal Fund NAV   Index          Index            Treasury Index
1/97                      0               -0.215         -0.962           -0.251
2/97                   0.31                0.329          0.527           -0.589
3/97                  -0.92               -1.477         -2.077           -1.474
4/97                   0.31               -0.215           0.94            0.782
5/97                   0.62                0.742          1.355            0.202
6/97                   0.31                0.748          0.746            0.486
7/97                   1.22                1.244          3.594            2.038
8/97                   -0.3               -1.054         -1.917           -1.353
9/97                    0.3                0.595          0.839            0.764
10/97                     0               -0.054          0.467            1.065
11/97                     0               -0.014          0.343           -0.561
12/97                   0.6                 0.57          1.401            0.501
1/98                    0.3                0.412          0.787            1.317
2/98                      0               -0.224         -0.475           -0.852
3/98                   -0.3               -0.308           -0.3           -0.233
4/98                   -0.6               -0.807         -1.382           -0.109
5/98                    0.9                 0.85          1.754            0.216
6/98                      0               -0.134          0.121             0.28
7/98                   -0.3               -0.073          -0.22           -0.172
8/98                    0.9                1.016          1.506            2.643
9/98                    0.3                0.529          1.155            2.801
10/98                  -0.3               -0.227         -1.033           -0.118
11/98                     0               -0.322          0.171           -1.366
12/98                     0                0.128         -0.498           -0.187
1/99                    0.3                0.754          0.826            0.078
2/99                  -0.59               -0.723         -0.946           -3.055
3/99                   -0.3               -0.389         -0.353            0.557
4/99                      0               -0.088         -0.266            -0.44
5/99                   -0.6               -0.835         -1.395           -1.605
6/99                   -1.2               -1.545         -2.412           -0.302
7/99                      0                0.395         -0.727           -0.519
8/99                  -1.22               -0.408         -2.575            -0.41
9/99                  -0.31               -0.317         -1.363            0.366
10/99                 -0.93                -0.78         -2.672            -0.69
11/99                     0                0.205          0.637           -0.773
12/99                 -0.62               -0.706         -2.057           -0.998
1/00                  -0.63               -0.604         -1.591           -1.392
2/00                   0.32                0.006          2.256            0.429
3/00                   0.94                0.495          3.308            1.103
4/00                  -0.62               -0.705          -1.78           -0.819
5/00                  -0.63               -0.465         -1.491           -0.055
6/00                   1.26                1.593          3.483            1.434
7/00                   0.62                0.725          1.709            0.105
8/00                   0.31                0.643          1.623            0.631
9/00                  -0.31               -0.588         -1.661            0.475
10/00                     0                0.284          1.138            0.074
11/00                  0.31                0.013          0.982            1.405
12/00                  0.93                1.504          3.739            1.733
1/01                   0.31                1.339         -0.444            0.675
2/01                   0.00               -0.278          0.276            0.539
3/01                   0.00                0.498          0.513            0.359
4/01                  -0.61               -1.043         -2.646           -1.353
5/01                   0.31                0.713          0.965           -0.359
6/01                   0.31                0.185          0.556           -0.029
7/01                   0.91                0.644          2.049            1.855
8/01                   0.91                1.238          1.782            0.475
9/01                  -0.90               -0.447         -1.557            2.486
10/01                  0.00                0.459          1.066            1.036
11/01                 -0.30               -1.533         -1.516           -1.929
12/01                 -0.91               -0.794          -1.93           -1.176

[end line chart]

[key]
o  Limited Term New York Municipal Fund NAV [pink]
o  Merrill Lynch 22+ Year Municipal Index [orange]
o  Merrill Lynch 3-7 Year Municipal Index [green]
o  Merrill Lynch 3-5 Year U.S. Treasury Index [blue]

This graph compares monthly percentage changes in the Net Asset Value of Limited Term New York Municipal Fund Class A shares with periodic price return percentage changes of the Merrill Lynch Municipal Index (3-7 years), the Merrill Lynch Municipal Index (22+ years) and the Merrill Lynch U.S. Treasury Index (3-5 years) for the 5-year period ended 12/31/01.
The Merrill Lynch Municipal Index (22+ years), a subset of the Merrill Lynch Municipal Master Index, consists of municipal bonds having maturities of 22 or more years. This index is included to illustrate differences in volatility between longer-term and shorter-term instruments. The Merrill Lynch Municipal Index (3-7 years) consists of municipal bonds having maturities of between three and seven years. Therefore, it includes municipal bonds that more closely resemble those of the municipal bonds in which the Fund invests. The Merrill Lynch U.S. Treasury Index (3-5 years) is a subset of the Merrill Lynch Treasury Securities Master Index, and consists of U.S. Treasury Securities having maturities of between three and five years. Unlike an investment in the Fund, the interest and principal of a U.S. Treasury Security is guaranteed.
Index performance does not reflect reinvestment of dividends, the effect of capital gains or transaction costs, and none of the data in the graph shows the effect of taxes. The Fund's investments are not limited to the securities in any of the indices. Past performance is not a guarantee of future results.

                                     4  |  LIMITED TERM NEW YORK MUNICIPAL FUND
often do--remain outstanding long after their call dates. For example, the Fund's holdings of New York State Environmental Facilities Corporation, 7.50% bonds, due June 15, 2012, have been callable since June 15, 2000.(8) Interest rates have been at levels that most market participants believe would enable this AAA bond issue to be retired with the optional call. The holdings were acquired prior to the call date at yields that reflected the high probability the bonds would indeed be called. Once the bonds reached the most recent annual call date on June 15, 2001, the Fund had recouped the purchase premium paid for the bonds. As a result, the Fund is now earning a much higher yield on this holding than could have been obtained by simply purchasing noncallable, AAA bonds of equivalent effective maturities.
     Bonds such as these benefit the Fund in several ways. First, because they pay coupon rates above market interest rates, they have the potential to provide much higher yields than noncallable bonds. Second, callable bond prices are generally less volatile than the price of bonds that cannot be redeemed before they mature. Finally, they are frequently undervalued by the market. This often enables us to purchase premium callable bonds at attractive prices. We monitor premium callable bonds that we add to the portfolio, to ensure that their yields and strategic advantages continue to benefit the Fund. As a result, premium-coupon callable bonds can provide the portfolio with above-market yields and below-average volatility.
     We have also continued to diversify the Fund's holdings across many regions and market sectors in New York State and in qualified U.S. Possessions. At the end of this report period the Fund's portfolio held nearly 900 issues. Our focus on constant, incremental improvements to the Fund's yield, effective maturity and risk balance helps the Fund to provide better after-tax yield than short-term taxable alternatives, while seeking to dampen the effect of market volatility.
     Limited Term New York Municipal Fund's Class A NAV remained within a range of 2% for 2001. At the same time, the Fund generated over 86% of the yield on bonds with much longer maturities, with only about one-third of their volatility. Over the year, the Bond Buyer 40 Municipal Bond Index, comprised of forty longer-duration municipal bonds, fluctuated in a 6-7% price range. As of December 31, the average yield on 30-Year General Obligation municipal bonds stood at 5.55% for the year; the Fund's Class A annualized distribution yield stood at 4.77% at NAV (without sales charges). This is an example of why we believe that, by maintaining a diversified portfolio and using our time-tested strategies, we best serve the objectives of cautious New York municipal bond investors.
     2001 proved once again that a cautious investment strategy can be rewarding for investors with a long-term outlook.

1. See chart, right column, for the Fund's 1-, 5-, 10-year and life-of-class average annual total returns. Past performance is not a guarantee of future results.
2. The Bond Buyer Municipal Bond Index represents the average price of 40 tax-exempt municipal bonds as calculated by Bond Buyer, Inc. Source: Bloomberg Business News. Used with permission.
3. Dividend increases are subject to Board approval, and may be changed at any time. There can be no guarantee that the Fund will pay a dividend. A portion of the Fund's income distributions may be subject to income taxes. Capital gains distributions, if any, are taxable as capital gains. For investors subject to the Alternative Minimum Tax, a portion of the Fund's distributions may increase that tax.
4. Source: Lipper Analytical Services, Inc. Lipper calculations do not include sales charges which, if included, would affect results. Past performance is not a guarantee of future results.
5. The Lehman Brothers 5- and 7-Year Municipal Bond Indices are unmanaged indices consisting of municipal bonds having maturities of between four and six years, and between six and eight years, respectively. Neither index can be purchased directly by investors.
6. Unlike the Fund, Treasuries are guaranteed as to principal and interest.
7. As of 12/31/01. Source: Bloomberg Business News. Used with permission. A portion of the Fund's income distributions may be subject to income taxes. Capital gains distributions, if any, are taxable as capital gains. For investors subject to the Alternative Minimum Tax, a portion of the Fund's distributions may increase that tax. Unlike the Fund, money market funds seek to maintain a stable Net Asset Value.
8. See a complete list of the Fund's holdings as of 12/31/01, beginning on page 9.


                          YIELDS
                     As of 12/31/01

                   Distribution Yield          Standardized
                   At NAV        At MOP           Yield
                  (without     (with sales
               sales charges)    charges)
CLASS A            4.77%         4.60%            4.21%
CLASS B            3.94%         3.94%            3.60%
CLASS C            3.93%         3.93%            3.60%
CLASS X            4.19%         4.19%            3.85%

Distribution yield at Maximum Offering Price (MOP) (based on last distribution) and standardized yield (based on net investment income for the 30-day period ended 12/31/01) are annualized and divided by the period-end offering price. Distribution yield at Net Asset Value (NAV) does not include sales charges. For Classes B, C and X, distribution yield at MOP does not include contingent deferred sales charges. Falling NAV's will tend to artificially increase yields. Class X shares are currently closed to additional investments.

                       TOTAL RETURNS
                       As of 12/31/01

                       Cumulative          Average Annual
                   NAV         MOP         NAV        MOP
                (without      (with     (without     (with
                  sales       sales       sales      sales
                charges)     charges)    charges)   charges)
A SHARES
1-Year             4.85%        1.18%      4.85%      1.18%
5-Year            27.81%       23.34%      5.03%      4.28%
10-Year           76.92%       70.73%      5.87%      5.49%
Life (9/18/91)    84.09%       77.65%      6.11%      5.75%

B SHARES
1-Year             4.06%        0.06%      4.06%      0.06%
Life (5/1/97)     21.51%       20.51%      4.26%      4.08%

C SHARES
1-Year             4.06%        3.06%      4.06%      3.06%
Life (5/1/97)     21.23%       21.23%      4.21%      4.21%

X SHARES
1-Year             4.30%        1.80%      4.30%      1.80%
5-Year            24.45%       24.45%      4.47%      4.47%
Life (5/1/95)     37.42%       37.42%      4.88%      4.88%

Average annual total returns are annualized, and include changes in share price and reinvestment of dividends and capital gains distributions in a hypothetical investment for the periods shown. Cumulative total returns are not annualized. Calculations for Class A returns at MOP include the 3.50% maximum initial sales charge. Class B returns at MOP include the applicable contingent deferred sales charge of 4% (1-year) and 1% (life-of-class). Class C returns for the one-year period include the contingent deferred sales charge of 1%. Class X returns at MOP show results of hypothetical investments on 12/31/00, 12/31/96 and 5/1/95, after deduction of the applicable contingent deferred sales charge of 2.50% (1-year) and 0% (5-year and life-of-class). An explanation of the different performance calculations is in the Fund's Prospectus. Class B and C shares are subject to an annual 0.75% asset-based sales charge. Class X shares are subject to an annual 0.50% asset-based sales charge. The Fund no longer offers Class X shares. Returns at NAV do not reflect payment of any sales charge.

The Fund's performance may, from time to time, be subject to substantial short-term changes, particularly during periods of market or interest-rate volatility. For updates on the Fund's performance, please contact your financial advisor, call us at 1.800.525.7048 or visit our website, www.oppenheimerfunds.com. Investment returns, and the principal value of an investment in the Fund, will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost.

                                     5  |  LIMITED TERM NEW YORK MUNICIPAL FUND

COMPARING THE FUND'S PERFORMANCE TO THE MARKET

     The graphs on this page detail the performance of a hypothetical $10,000 investment in each class of shares of the Fund held until December 31, 2001. In the case of Class A shares, performance is measured over a 10-year period. In the case of Class B and Class C shares, performance is measured from inception of the respective class on May 1, 1997. In the case of Class X shares, performance is measured from inception of the respective class on May 1, 1995. The Fund's performance reflects the deduction of the 3.50% maximum initial sales charge on Class A shares, and the applicable contingent deferred sales charge for Class B, Class C and Class X shares. The graphs assume that all dividends and capital gains distributions, if any, were reinvested in additional shares.
     The Fund's performance is compared to the performance of the Lehman Brothers Municipal Bond Index and the Merrill Lynch Municipal Index (3-7 years). The Lehman Brothers Municipal Bond Index is an unmanaged index of a broad range of investment-grade municipal bonds that is widely regarded as a measure of the performance of the general municipal bond market, i.e. municipal bonds that are exempt from federal tax but not necessarily New York State or New York City taxes. The Lehman Brothers Municipal Bond Index has a significantly longer average maturity (and, therefore, greater price volatility) than Limited Term New York Municipal Fund. The Merrill Lynch Municipal Index (3-7 years) is a subset of the Merrill Lynch Municipal Master Index and consists of municipal bonds having remaining maturities of between three and seven years. Therefore, although the index includes municipal bonds exempt from federal tax but not necessarily New York State or New York City taxes, it includes municipal bonds having maturities that more closely resemble those of the municipal bonds in which the Fund invests. While a comparison to the performance of the general municipal bond market is of interest, the Fund's investments are focused primarily on bonds having shorter maturities to attempt to reduce the effect of interest-rate volatility. Index performance reflects the reinvestment of dividends but does not consider the effect of capital gains or transaction costs, and none of the data in the graphs that follow shows the effect of taxes. The Fund's performance reflects the effects of Fund business and operating expenses. While index comparisons may be useful to provide a benchmark for the Fund's performance, it must be noted that the Fund's investments are not limited to the securities in the index. The performance of the Fund is also compared to the Consumer Price Index, a non-securities index which measures changes in the inflation rate.

Comparison of Change in Value of $10,000 Hypothetical Investments in:
Limited Term New York Municipal Fund, Lehman Brothers Municipal Bond Index, Merrill Lynch 3-7-Year Municipal Index and Consumer Price Index

Class A Shares

[line chart]


                   Limited Term    Consumer Price   Lehman Brothers      Merrill Lynch
Date                 New York         Index       Municipal Bond Index     3-7 Year
                  Municipal Fund                                        Municipal Index
12/31/1991            9,650           10,000           10,000               10,000
03/31/1992            9,936           10,102           10,030               10,036
06/30/1992           10,218           10,167           10,410               10,349
09/30/1992           10,490           10,247           10,687               10,546
12/31/1992           10,713           10,290           10,882               10,782
03/31/1993           10,957           10,413           11,286               11,075
06/30/1993           11,298           10,471           11,655               11,305
09/30/1993           11,608           10,522           12,049               11,507
12/31/1993           11,782           10,573           12,218               11,642
03/31/1994           11,440           10,674           11,548               11,238
06/30/1994           11,640           10,732           11,675               11,394
09/30/1994           11,765           10,834           11,755               11,519
12/31/1994           11,761           10,856           11,587               11,442
03/31/1995           12,104           10,979           12,406               11,830
06/30/1995           12,357           11,059           12,704               12,191
09/30/1995           12,645           11,109           13,069               12,399
12/31/1995           12,887           11,131           13,609               12,660
03/31/1996           12,918           11,291           13,445               12,678
06/30/1996           13,003           11,363           13,548               12,719
09/30/1996           13,255           11,443           13,859               12,945
12/31/1996           13,501           11,501           14,212               13,200
03/31/1997           13,601           11,603           14,178               13,188
06/30/1997           13,946           11,624           14,666               13,527
09/30/1997           14,315           11,690           15,108               13,812
12/31/1997           14,587           11,697           15,518               14,056
03/31/1998           14,778           11,762           15,697               14,205
06/30/1998           15,005           11,820           15,936               14,366
09/30/1998           15,312           11,864           16,425               14,762
12/31/1998           15,435           11,885           16,524               14,891
03/31/1999           15,532           11,965           16,670               15,026
06/30/1999           15,435           12,052           16,376               14,847
09/30/1999           15,377           12,175           16,311               14,970
12/31/1999           15,297           12,204           16,184               14,990
03/31/2000           15,574           12,408           16,657               15,167
06/30/2000           15,775           12,495           16,909               15,423
09/30/2000           16,065           12,589           17,318               15,739
12/31/2000           16,447           12,661           18,075               16,226
03/31/2001           16,705           12,785           18,476               16,682
06/30/2001           16,905           12,901           18,596               16,859
09/30/2001           17,260           12,922           19,118               17,308
12/31/2001           17,108           12,857           19,001               17,195

[end line chart]

Average Annual Total Return of Class A Shares of the Fund at 12/31/01(1) 1 Year 1.18% 5 Year 4.28% 10 Year 5.49%

Class B Shares

[line chart]

                   Limited Term    Consumer Price   Lehman Brothers      Merrill Lynch
Date                 New York         Index       Municipal Bond Index     3-7 Year
                  Municipal Fund                                        Municipal Index
05/01/1997           10,000           10,000           10,000               10,000
06/30/1997           10,230           10,006           10,259               10,236
09/30/1997           10,460           10,062           10,568               10,452
12/31/1997           10,670           10,069           10,855               10,636
03/31/1998           10,790           10,125           10,980               10,749
06/30/1998           10,901           10,175           11,147               10,871
09/30/1998           11,136           10,212           11,489               11,171
12/31/1998           11,203           10,231           11,558               11,269
03/31/1999           11,253           10,300           11,660               11,371
06/30/1999           11,128           10,375           11,454               11,235
09/30/1999           11,098           10,481           11,409               11,329
12/31/1999           11,017           10,506           11,320               11,343
03/31/2000           11,160           10,680           11,651               11,478
06/30/2000           11,283           10,755           11,827               11,671
09/30/2000           11,504           10,836           12,113               11,910
12/31/2000           11,753           10,899           12,643               12,278
03/31/2001           11,880           11,005           12,923               12,624
06/30/2001           12,036           11,105           13,007               12,758
09/30/2001           12,229           11,124           13,373               13,098
12/31/2001           12,051           11,067           13,291               13,012

[end line chart]

Average Annual Total Return of Class B Shares of the Fund at 12/31/01(2) 1 Year 0.06% Life of Class 4.08%

                                     6  |  LIMITED TERM NEW YORK MUNICIPAL FUND

Class C Shares

[line chart]


                   Limited Term    Consumer Price   Lehman Brothers      Merrill Lynch
Date                 New York         Index       Municipal Bond Index     3-7 Year
                  Municipal Fund                                        Municipal Index
05/01/1997           10,000           10,000           10,000               10,000
06/30/1997           10,230           10,006           10,259               10,236
09/30/1997           10,460           10,062           10,568               10,452
12/31/1997           10,640           10,069           10,855               10,636
03/31/1998           10,760           10,125           10,980               10,749
06/30/1998           10,904           10,175           11,147               10,871
09/30/1998           11,140           10,212           11,489               11,171
12/31/1998           11,174           10,231           11,558               11,269
03/31/1999           11,258           10,300           11,660               11,371
06/30/1999           11,133           10,375           11,454               11,235
09/30/1999           11,069           10,481           11,409               11,329
12/31/1999           10,989           10,506           11,320               11,343
03/31/2000           11,167           10,680           11,651               11,478
06/30/2000           11,290           10,755           11,827               11,671
09/30/2000           11,476           10,836           12,113               11,910
12/31/2000           11,726           10,899           12,643               12,278
03/31/2001           11,889           11,005           12,923               12,624
06/30/2001           12,009           11,105           13,007               12,758
09/30/2001           12,239           11,124           13,373               13,098
12/31/2001           12,123           11,067           13,291               13,012

[end line chart]

Average Annual Total Return of Class C Shares of the Fund at 12/31/01(3) 1 Year 3.06% Life of Class 4.21%

Class X Shares

[line chart]

                   Limited Term    Consumer Price   Lehman Brothers      Merrill Lynch
Date                 New York         Index       Municipal Bond Index     3-7 Year
                  Municipal Fund                                        Municipal Index
05/01/1995           10,000           10,000           10,000               10,000
06/30/1995           10,223           10,039           10,229               10,236
09/30/1995           10,457           10,086           10,523               10,411
12/31/1995           10,645           10,105           10,957               10,630
03/31/1996           10,656           10,250           10,825               10,645
06/30/1996           10,745           10,316           10,908               10,680
09/30/1996           10,939           10,388           11,158               10,870
12/31/1996           11,127           10,441           11,443               11,083
03/31/1997           11,195           10,533           11,415               11,074
06/30/1997           11,463           10,553           11,808               11,358
09/30/1997           11,716           10,612           12,164               11,597
12/31/1997           11,960           10,619           12,494               11,802
03/31/1998           12,101           10,678           12,638               11,927
06/30/1998           12,234           10,731           12,831               12,063
09/30/1998           12,505           10,770           13,224               12,395
12/31/1998           12,587           10,790           13,304               12,503
03/31/1999           12,651           10,862           13,422               12,617
06/30/1999           12,556           10,941           13,185               12,466
09/30/1999           12,492           11,053           13,132               12,570
12/31/1999           12,410           11,080           13,030               12,586
03/31/2000           12,578           11,264           13,411               12,735
06/30/2000           12,762           11,343           13,614               12,950
09/30/2000           12,979           11,429           13,943               13,216
12/31/2000           13,268           11,494           14,553               13,624
03/31/2001           13,418           11,606           14,876               14,007
06/30/2001           13,602           11,712           14,973               14,156
09/30/2001           13,870           11,731           15,393               14,533
12/31/2001           13,742           11,672           15,299               14,438

[end line chart]

Average Annual Total Return of Class X Shares of the Fund at 12/31/2001(4) 1 Year 1.80% 5 Year 4.47% Life 4.88%

[key]
o Limited Term New York Municipal Fund [pink]
o Lehman Brothers Municipal Bond Index [purple]
o Merrill Lynch 3-7 Year Municipal Index [orange]
o Consumer Price Index [green]

1. The average annual total returns are shown net of the applicable 3.50% maximum initial sales charge.
2. Class B shares of the Fund were first publicly offered on 5/1/97. The average annual total returns are shown net of the applicable 4% and 1% contingent deferred sales charges, respectively, for the one-year period and the life of the class. The ending account value in the graph is net of the applicable 1% contingent deferred sales charge.
3. Class C shares of the Fund were first publicly offered on 5/1/97. The average annual total returns are shown net of the applicable 1% contingent deferred sales charge for the one-year period.
4. Class X shares of the Fund were first publicly offered on 5/1/95. The average annual total returns are shown net of the applicable contingent deferred sales charge of 2.5% (1-year) and 0% (5-year and life-of-class). Class X shares are currently closed to new investors.

The performance information for the Lehman Brothers Municipal Bond Index and the Merrill Lynch 3-7 Year Municipal Index in the graphs begins on 12/31/91 for Class A, 4/30/97 for Class B and Class C, and 4/30/95 for Class X. Index values use end-of-month values, and are available only in one-month increments. Past performance is not predictive of future performance. Please note: graphs are not drawn to the same scale.

                                     7  |  LIMITED TERM NEW YORK MUNICIPAL FUND

WHY NOW IS A GOOD TIME FOR MUNICIPAL BONDS

     As of December 31, 2001, the opinion of many municipal bond fund managers-- including us--is that municipal bonds are "cheap to Treasuries." And, while that may be a convoluted turn of phrase, it means good news to municipal bond and bond fund investors as they ponder investment outcomes during the coming year.
     2001 was the second straight year of declines in the major U.S. stock indices. Municipal bond prices experienced some volatility over the year, but finished the year almost exactly where they started. In announcing December's eleventh reduction in short-term interest rates, the Federal Reserve Board reaffirmed its position that overall weakness currently poses greater potential harm to the U.S. economy than does inflation. Over the year, many investors sought shelter in bonds--especially with the possibility of imminent interest-rate decreases. Nonetheless, the spread, or difference, between the yields on Treasuries and the yields on municipal bonds of comparative maturities remained fairly constant.
     Consider this example: On December 31, 2001, five-year insured New York City municipal bonds yielded 4.0%, while the five-year Treasury yielded 4.3%. But, while the highly-rated municipal bond yield is less than its comparative Treasury, this is before any tax implications. The taxable equivalent yield on such a hypothetical municipal bond investment would jump to 7.3% for investors at the highest, 45.1% combined 2002 federal, New York City and New York State tax rate. This compares favorably to the 4.8% taxable equivalent yield for 5-year U.S. Treasury Bonds, as well.(1)
     Municipal bonds aren't typically as "cheap" relative to Treasuries as they were on December 31, 2001. The spread between the two yields has tended to be considerably wider because both investors and issuers of municipal debt recognize the significance of taxable equivalent yields.
     To help you appreciate the significance, refer to the chart below. It will help you determine what you would need to earn from a taxable investment to match the hypothetical tax-free yields shown. (The specific yields depicted are not intended to be representative of any mutual fund, and are shown for illustrative purposes only.)

1. The value of Treasuries, if held to maturity, is fixed; principal is guaranteed and interest is fixed. An investment in the Fund is not guaranteed, and the Fund's return will fluctuate.

                                            TAX EXEMPT VS. TAXABLE YIELDS

                                            Effective                                   Effective
                                        Tax Bracket for        Taxable Rate         Tax Bracket for       Taxable Rate
                                         New York City        Needed to Equal        New York State      Needed to Equal
2002 Taxable Income                       Residents        Current Tax-free Rate       Residents      Current Tax-free Rate
Single Return       Joint Return                             4.5%   5.0%   5.5%                        4.5%   5.0%   5.5%
===========================================================================================================================
$25,000-$27,950     $45,000-$46,700          23.9%           5.9%   6.6%   7.2%           20.8%        5.7%   6.3%   7.0%
===========================================================================================================================
$27,951-$67,700     $46,701-$112,850         34.6%           6.9%   7.7%   8.4%           32.0%        6.6%   7.4%   8.1%
===========================================================================================================================
$67,701-$141,250    $112,851-$171,950        37.4%           7.2%   8.0%   8.8%           34.8%        6.9%   7.7%   8.4%
===========================================================================================================================
$141,251-$307,050   $171,951-$307,050        41.8%           7.7%   8.6%   9.5%           39.5%        7.4%   8.3%   9.1%
===========================================================================================================================
over $307,050       over $307,050            45.1%           8.2%   9.1%  10.0%           42.8%        7.9%   8.7%   9.6%

The tax information and brackets listed above are believed to be current. The table assumes that an investor's highest tax bracket applies to the change in taxable income resulting from a switch between taxable and non-taxable investments, that the investor is not subject to the Alternative Minimum Tax and that state tax payments are fully deductible from federal tax payments. Your actual tax bracket will vary depending on your income, investments and deductions. You should consult your tax advisor regarding current tax legislation and how tax laws affect your own personal financial situation. These calculations are for illustrative purposes only and are not intended to show the Fund's performance.

[bar chart]

                                   5-Year         5-Year
                                   New York       Treasury
                                   Municipal      Bond
                                   Bond
Taxable Equivalent Yield           7.3%           4.8%
Yield                              4.0%           4.3%

[end bar chart]

Data Source: Bloomberg Business News. Taxable Equivalent Yield assumes the maximum combined federal, New York State and New York City income tax bracket. All figures are calculated as of 12/31/01. Your tax bracket may be lower, depending on individual circumstances.

                                     8  |  LIMITED TERM NEW YORK MUNICIPAL FUND

STATEMENT OF INVESTMENTS  December 31, 2001

                                                                                    Effective
   Principal                                                                         Maturity         Market Value
      Amount                                            Coupon        Maturity    (Unaudited)*          See Note 1
=====================================================================================================================
 Municipal Bonds and Notes--99.2%
---------------------------------------------------------------------------------------------------------------------
 New York--85.0%
 $     5,000  Albany GO                                  7.000%     01/15/2010     01/15/2002(b)     $       5,077
---------------------------------------------------------------------------------------------------------------------
     258,527  Albany Hsg. Authority                      0.000      10/01/2012     10/01/2002(a)            86,209
---------------------------------------------------------------------------------------------------------------------
     250,000  Albany Hsg. Authority                      6.250      10/01/2012(s)  10/01/2007(b)           264,830
---------------------------------------------------------------------------------------------------------------------
     810,000  Albany IDA (Albany Medical Center)         5.600      05/01/2005     11/27/2003(c)           810,737
---------------------------------------------------------------------------------------------------------------------
   1,800,000  Albany IDA (H. Johnson Office Park)        5.250      03/01/2018(s)  03/01/2003(f)         1,807,074
---------------------------------------------------------------------------------------------------------------------
     125,000  Albany IDA (Port of Albany)                6.250      02/01/2005     08/24/2003(c)           125,067
---------------------------------------------------------------------------------------------------------------------
      50,000  Albany IDA (Spectrapark)                   7.500      12/01/2003     06/01/2002(b)            50,428
---------------------------------------------------------------------------------------------------------------------
   3,525,000  Albany IDA (Spectrapark)                   7.600      12/01/2009(s)  06/01/2002(b)         3,624,052
---------------------------------------------------------------------------------------------------------------------
      75,000  Albany IDA
              (University Heights-Albany Law School)     6.750      12/01/2019(s)  12/01/2009(b)            85,182
---------------------------------------------------------------------------------------------------------------------
   1,655,000  Albany IDA
              (University Heights-Albany Pharmacy)       6.750      12/01/2019(s)  12/01/2009(b)         1,872,666
---------------------------------------------------------------------------------------------------------------------
   8,990,000  Albany Municipal Water Finance Authority   5.500      12/01/2022(s)  12/01/2005(b)         9,065,336
---------------------------------------------------------------------------------------------------------------------
   1,000,000  Albany Municipal Water Finance Authority   6.375      12/01/2017(s)  12/01/2009(b)         1,114,790
---------------------------------------------------------------------------------------------------------------------
      40,000  Albany Parking Authority                   0.000      09/15/2002     09/15/2002               39,352
---------------------------------------------------------------------------------------------------------------------
      25,000  Albany Parking Authority                   0.000      09/15/2003     09/15/2003               23,756
---------------------------------------------------------------------------------------------------------------------
     625,000  Albany Parking Authority                   0.000      09/15/2004     09/15/2004              569,681
---------------------------------------------------------------------------------------------------------------------
      20,000  Albany Parking Authority                   0.000      09/15/2005     09/15/2005               17,336
---------------------------------------------------------------------------------------------------------------------
   2,000,000  Albany Parking Authority                   5.625      07/15/2020(s)  07/15/2012(b)         2,006,260
---------------------------------------------------------------------------------------------------------------------
   3,600,000  Allegany County IDA (Atlantic Richfield)   6.625      09/01/2016     09/01/2002(b)         3,778,164
---------------------------------------------------------------------------------------------------------------------
   3,500,000  Allegany County IDA (Houghton College)     5.250      01/15/2018     04/18/2015(c)         3,358,845
---------------------------------------------------------------------------------------------------------------------
   1,500,000  Allegany County IDA (Houghton College)     5.250      01/15/2024     09/17/2021(c)         1,400,715
---------------------------------------------------------------------------------------------------------------------
   1,735,000  Amherst IDA (Daemen College)               5.750      10/01/2011     01/22/2008(c)         1,738,036
---------------------------------------------------------------------------------------------------------------------
     950,000  Andpress HDC (Andpress Plaza)              6.600      01/15/2023(s)  08/01/2003(b)           968,316
---------------------------------------------------------------------------------------------------------------------
   6,940,000  Babylon IDA (WSNCHS East, Inc.)            6.500      08/01/2019(s)  08/01/2010(b)         7,686,328
---------------------------------------------------------------------------------------------------------------------
     100,000  Baldwinsville Devel. Corp.                 7.200      06/01/2010(s)  07/01/2002(b)           101,246
---------------------------------------------------------------------------------------------------------------------
     200,000  Battery Park City Authority                5.650      12/01/2013(s)  06/01/2002(b)           200,076
---------------------------------------------------------------------------------------------------------------------
     250,000  Battery Park City Authority                5.700      11/01/2020     11/01/2005(b)           250,445
---------------------------------------------------------------------------------------------------------------------
      50,000  Battery Park City Authority                5.700      11/01/2023     11/01/2005(b)            51,696
---------------------------------------------------------------------------------------------------------------------
   1,600,000  Battery Park City Authority                5.750      06/01/2023(s)  06/01/2002(b)         1,627,200
---------------------------------------------------------------------------------------------------------------------
      45,000  Battery Park City Authority                5.800      11/01/2022(s)  11/01/2005(b)            45,243
---------------------------------------------------------------------------------------------------------------------
     515,000  Blauvelt Volunteer Fire Company            6.000      10/15/2008     01/04/2006(c)           507,347
---------------------------------------------------------------------------------------------------------------------
      40,000  Brookhaven GO                              6.400      10/01/2010     10/01/2002(b)            42,104
---------------------------------------------------------------------------------------------------------------------
     205,000  Brookhaven IDA (Dowling College)           6.400      03/01/2003     03/01/2003              206,999
---------------------------------------------------------------------------------------------------------------------
     785,000  Brookhaven IDA (Stony Brook Foundation)    5.750      11/01/2008     01/18/2006(c)           790,966
---------------------------------------------------------------------------------------------------------------------
     505,000  Buffalo GO                                 6.000      12/01/2015     12/01/2009(b)           579,482
---------------------------------------------------------------------------------------------------------------------
     760,000  Carnegie Redevelopment Corp.               6.250      09/01/2005     03/30/2004(c)           758,746
---------------------------------------------------------------------------------------------------------------------
   1,550,000  Carnegie Redevelopment Corp.               6.500      09/01/2011     05/17/2009(c)         1,547,520
---------------------------------------------------------------------------------------------------------------------
     435,000  Cattaraugus County IDA
              (Jamestown Community College)              6.000      07/01/2012(s)  07/01/2010(b)           459,103
---------------------------------------------------------------------------------------------------------------------
      60,000  Cayuga County COP
              (Auburn Memorial Hospital)                 6.000      01/01/2021(s)  01/01/2004(b)            62,228
---------------------------------------------------------------------------------------------------------------------
   2,035,000  Chautauqua County Tobacco
              Asset Securitization Corp.                 6.000      07/01/2012     10/15/2008(c)         2,112,879
---------------------------------------------------------------------------------------------------------------------
   3,080,000  Chautauqua County Tobacco
              Asset Securitization Corp.                 6.500      07/01/2024(s)  07/01/2010(b)         3,292,274

                                      9  |  LIMITED TERM NEW YORK MUNICIPAL FUND

STATEMENT OF INVESTMENTS  Continued

                                                                                       Effective
   Principal                                                                            Maturity        Market Value
      Amount                                                Coupon      Maturity      (Unaudited)*        See Note 1
----------------------------------------------------------------------------------------------------------------------
 New York Continued
 $  645,000  Clifton Springs Hospital & Clinic               7.000%   01/01/2005       09/17/2003(c)     $   640,756
----------------------------------------------------------------------------------------------------------------------
  1,000,000  Dutchess County IDA (Bard College)              7.000    11/01/2017(s)    11/01/2003(b)       1,058,320
----------------------------------------------------------------------------------------------------------------------
  2,950,000  Dutchess County IDA
             (Vassar Brothers Hospital)                      6.500    04/01/2020(s)    04/01/2010(b)       3,122,958
----------------------------------------------------------------------------------------------------------------------
  1,175,000  Dutchess County Res Rec (Solid Waste)           6.800    01/01/2010       01/01/2003(a)       1,256,063
----------------------------------------------------------------------------------------------------------------------
     50,000  East Irondequoit CSD GO                         6.125    05/15/2008       05/15/2002(b)          51,725
----------------------------------------------------------------------------------------------------------------------
     50,000  East Rochester UFSD GO                          6.750    06/15/2011       06/15/2003(b)          54,057
----------------------------------------------------------------------------------------------------------------------
    290,000  Elmira HDC                                      7.500    08/01/2008       02/01/2002(b)         292,877
----------------------------------------------------------------------------------------------------------------------
     20,000  Elmira HDC                                      7.500    08/01/2009       02/01/2002(b)          20,198
----------------------------------------------------------------------------------------------------------------------
    260,000  Erie County IDA (FMC Corp.)                     6.000    02/01/2003       08/02/2002(c)         260,543
----------------------------------------------------------------------------------------------------------------------
    730,000  Erie County IDA (Medaille College)              7.250    11/01/2010       03/24/2007(c)         734,854
----------------------------------------------------------------------------------------------------------------------
     65,000  Erie County IDA (Medaille College)              7.400    12/30/2002       12/30/2002             65,510
----------------------------------------------------------------------------------------------------------------------
    285,000  Erie County IDA (Mercy Hospital)                5.900    06/01/2003       12/05/2002(c)         281,834
----------------------------------------------------------------------------------------------------------------------
  8,715,000  Erie County Tobacco Asset Securitization Corp.  6.000    07/15/2020       10/03/2009(c)       8,979,413
----------------------------------------------------------------------------------------------------------------------
    370,000  Erie County Tobacco Asset Securitization Corp.  6.125    07/15/2030(s)    07/15/2011(b)         384,056
----------------------------------------------------------------------------------------------------------------------
  2,170,000  Erie County Tobacco Asset Securitization Corp.  6.250    07/15/2040(s)    07/15/2011(b)       2,272,272
----------------------------------------------------------------------------------------------------------------------
 16,825,000  Erie County Tobacco Asset Securitization Corp.  6.500    07/15/2024       07/15/2011(b)      17,925,355
----------------------------------------------------------------------------------------------------------------------
  2,945,000  Erie County Tobacco Asset Securitization Corp.  6.750    07/15/2040(s)    07/15/2010(b)       3,159,956
----------------------------------------------------------------------------------------------------------------------
  1,000,000  Essex County IDA
             (International Paper Company)                   5.800    12/01/2019       12/01/2007(b)       1,006,550
----------------------------------------------------------------------------------------------------------------------
    385,000  Franklin County IDA (Correctional Facilities)   6.375    11/01/2002       11/01/2002            393,601
----------------------------------------------------------------------------------------------------------------------
  1,825,000  Franklin County IDA COP                         8.125    08/01/2006       03/28/2005(c)       1,983,738
----------------------------------------------------------------------------------------------------------------------
  1,775,000  Franklin County SWMA                            6.000    06/01/2005       04/02/2004(c)       1,814,991
----------------------------------------------------------------------------------------------------------------------
  1,350,000  Franklin County SWMA                            6.125    06/01/2009       12/28/2007(c)       1,380,469
----------------------------------------------------------------------------------------------------------------------
    120,000  Franklin County SWMA                            6.250    06/01/2015(s)    06/01/2005(b)         122,407
----------------------------------------------------------------------------------------------------------------------
    800,000  Hamilton EHC (Hamilton Apartments)             11.250    01/01/2015(s)    05/01/2002(b)         824,096
----------------------------------------------------------------------------------------------------------------------
  1,040,000  Hempstead IDA (South Shore Y JCC)               5.950    11/01/2007       07/02/2005(c)         996,965
----------------------------------------------------------------------------------------------------------------------
  2,700,000  Herkimer County IDA (Burrows Paper)(i)          8.000    01/01/2009       10/28/2005(c)       2,588,868
----------------------------------------------------------------------------------------------------------------------
    945,000  Herkimer County IDA (College Foundation)        5.850    11/01/2010       03/20/2007(c)         966,688
----------------------------------------------------------------------------------------------------------------------
  2,415,000  Herkimer Hsg. Authority                         7.150    03/01/2011       10/19/2005(g)       2,444,632
----------------------------------------------------------------------------------------------------------------------
     15,000  Hudson HDC (Providence Hall-Schuyler Court)     6.400    07/01/2012(s)    01/01/2003(b)          15,281
----------------------------------------------------------------------------------------------------------------------
     25,000  Hudson HDC (Providence Hall-Schuyler Court)     6.500    01/01/2025(s)    01/01/2003(b)          25,448
----------------------------------------------------------------------------------------------------------------------
    325,000  Hudson IDA (Have, Inc.)                         7.125    12/01/2007       08/16/2005(c)         321,090
----------------------------------------------------------------------------------------------------------------------
  3,410,000  Jamestown Hsg. Authority                        6.125    07/01/2010       12/24/2006(c)       3,466,981
----------------------------------------------------------------------------------------------------------------------
  2,000,000  Jefferson County IDA
             (Champion International)                        7.200    12/01/2020       11/15/2002(b)       2,079,200
----------------------------------------------------------------------------------------------------------------------
  5,700,000  L.I. Power Authority, Series A                  5.500    12/01/2029(s)    06/01/2003(b)       5,766,063
----------------------------------------------------------------------------------------------------------------------
     25,000  Liberty GO                                      8.200    10/15/2018       04/15/2002(b)          25,129
----------------------------------------------------------------------------------------------------------------------
     25,000  Liberty GO                                      8.200    10/15/2019       04/15/2002(b)          25,127
----------------------------------------------------------------------------------------------------------------------
     85,000  Lillian Cooper HDC                              7.000    01/01/2022(s)    07/01/2002(b)          85,596
----------------------------------------------------------------------------------------------------------------------
     25,000  Lillian Cooper HDC                              7.375    01/01/2023(s)    07/01/2002(b)          25,221
----------------------------------------------------------------------------------------------------------------------
     11,268  Locke Fire District #1(i)                       7.500    07/01/2002       04/02/2002(c)          11,574
----------------------------------------------------------------------------------------------------------------------
  1,300,000  Lockport HDC                                    6.000    10/01/2018       03/28/2014(c)       1,270,347
----------------------------------------------------------------------------------------------------------------------
  1,115,000  Madison County IDA (Morrisville College)        6.750    07/01/2007       12/09/2004(c)       1,146,019
----------------------------------------------------------------------------------------------------------------------
    555,000  Madison County IDA
             (Oneida Healthcare Center)                      5.300    07/01/2005       01/21/2004(c)         590,370

                                    10  |  LIMITED TERM NEW YORK MUNICIPAL FUND

                                                                                  Effective
   Principal                                                                       Maturity        Market Value
      Amount                                            Coupon     Maturity      (Unaudited)*        See Note 1
-------------------------------------------------------------------------------------------------------------------
 New York Continued
 $ 2,260,000  Madison County IDA
              (Oneida Healthcare Center)                 5.500%  02/01/2016       02/01/2013(b)     $ 2,317,427
-------------------------------------------------------------------------------------------------------------------
     220,000  Medina Hsg. Corp.                          8.250   08/15/2011(s)    02/15/2002(b)         223,848
-------------------------------------------------------------------------------------------------------------------
     480,000  Middleton IDA (Fleurchem, Inc.)(i)         7.125   12/01/2008       10/23/2005(c)         480,293
-------------------------------------------------------------------------------------------------------------------
   1,220,000  Middletown IDA
              (Southwinds Retirement Home)               5.875   03/01/2007       08/24/2004(c)       1,185,767
-------------------------------------------------------------------------------------------------------------------
     310,000  Middletown IDA
              (Southwinds Retirement Home)               7.250   03/01/2003       09/05/2002(c)         321,247
-------------------------------------------------------------------------------------------------------------------
       5,000  Monroe County Airport Authority (GRIA)     0.000   01/01/2004       01/01/2004              4,702
-------------------------------------------------------------------------------------------------------------------
   7,155,000  Monroe County COP                          8.050   01/01/2011(s)    07/01/2002(b)       7,331,728
-------------------------------------------------------------------------------------------------------------------
      30,000  Monroe County GO                           6.100   05/01/2003       05/01/2002(b)          30,528
-------------------------------------------------------------------------------------------------------------------
   1,990,000  Monroe County IDA (Al Sigl Center)         6.125   12/15/2008       03/12/2006(c)       2,007,412
-------------------------------------------------------------------------------------------------------------------
     680,000  Monroe County IDA (Al Sigl Center)         6.375   12/15/2005       07/12/2004(c)         701,400
-------------------------------------------------------------------------------------------------------------------
   1,135,000  Monroe County IDA (Al Sigl Center)         6.750   12/15/2010       02/01/2009(c)       1,157,132
-------------------------------------------------------------------------------------------------------------------
     960,000  Monroe County IDA
              (Dayton Rogers Manufacturing)              5.850   12/01/2006       01/13/2005(c)         921,744
-------------------------------------------------------------------------------------------------------------------
   1,285,000  Monroe County IDA
              (DePaul Community Facilities)              6.500   02/01/2024(s)    02/01/2004(b)       1,343,827
-------------------------------------------------------------------------------------------------------------------
   1,085,000  Monroe County IDA (DePaul Properties)      5.900   09/01/2007       05/04/2005(c)       1,049,705
-------------------------------------------------------------------------------------------------------------------
     120,000  Monroe County IDA (Geva Theatre)           7.750   04/01/2002(s)    04/01/2002            120,262
-------------------------------------------------------------------------------------------------------------------
     285,000  Monroe County IDA (Geva Theatre)           7.750   04/01/2003       04/01/2003            285,621
-------------------------------------------------------------------------------------------------------------------
   1,260,000  Monroe County IDA (Piano Works)            6.625   11/01/2006       12/18/2004(c)       1,278,005
-------------------------------------------------------------------------------------------------------------------
     100,000  Monroe County IDA (West End Business)      6.750   12/01/2004       12/19/2003            100,344
-------------------------------------------------------------------------------------------------------------------
  14,795,000  Monroe County Tobacco Asset
              Securitization Corp.                       6.150   06/01/2025       01/22/2009(c)      15,399,820
-------------------------------------------------------------------------------------------------------------------
  11,165,000  Monroe County Tobacco Asset
              Securitization Corp.                       6.375   06/01/2019(s)    06/01/2010(b)      11,778,405
-------------------------------------------------------------------------------------------------------------------
   2,305,000  Monroe County Tobacco Asset
              Securitization Corp.                       6.375   06/01/2035(s)    06/01/2011(b)       2,433,365
-------------------------------------------------------------------------------------------------------------------
     730,000  Montgomery County IDA (ASMF) (i,t,u)       6.500   01/15/2003       01/15/2003            463,550
-------------------------------------------------------------------------------------------------------------------
     375,000  Mount Vernon IDA (Meadowview)              6.000   06/01/2009       01/31/2007(c)         368,175
-------------------------------------------------------------------------------------------------------------------
   1,230,000  MTA Commuter Facilities, Series A          5.500   07/01/2017       07/01/2002(b)       1,233,124
-------------------------------------------------------------------------------------------------------------------
   1,000,000  MTA Commuter Facilities, Series A          6.125   07/01/2012(s)    07/01/2002(b)       1,040,330
-------------------------------------------------------------------------------------------------------------------
   6,600,000  MTA Commuter Facilities, Series A          6.500   07/01/2016       07/01/2007(b)       7,138,428
-------------------------------------------------------------------------------------------------------------------
   2,000,000  MTA Dedicated Tax Fund, Series A           6.125   04/01/2015       04/01/2010(b)       2,209,720
-------------------------------------------------------------------------------------------------------------------
      75,000  MTA Service Contract, Series 5             6.000   07/01/2018(s)    07/01/2002(b)          75,064
-------------------------------------------------------------------------------------------------------------------
     115,000  MTA Service Contract, Series 5             6.000   07/01/2018(s)    07/01/2002(b)         115,099
-------------------------------------------------------------------------------------------------------------------
      45,000  MTA Service Contract, Series 5             6.000   07/01/2018(s)    07/01/2002(b)          45,136
-------------------------------------------------------------------------------------------------------------------
     495,000  MTA Service Contract, Series 5             6.000   07/01/2018(s)    07/01/2002(b)         496,500
-------------------------------------------------------------------------------------------------------------------
      20,000  MTA Service Contract, Series 5             6.500   07/01/2016(s)    07/01/2002(b)          20,459
-------------------------------------------------------------------------------------------------------------------
     125,000  MTA Service Contract, Series 5             6.500   07/01/2016(s)    07/01/2002(b)         128,045
-------------------------------------------------------------------------------------------------------------------
      30,000  MTA Service Contract, Series 5             6.900   07/01/2005       07/01/2002(b)          30,753
-------------------------------------------------------------------------------------------------------------------
   1,000,000  MTA Service Contract, Series 5             7.000   07/01/2012(s)    07/01/2002(b)       1,024,810
-------------------------------------------------------------------------------------------------------------------
   7,135,000  MTA, Series A                              6.500   07/01/2016       07/01/2007(b)       7,717,073
-------------------------------------------------------------------------------------------------------------------
      15,000  MTA, Series K                              6.000   07/01/2016(s)    07/01/2002(b)          15,310
-------------------------------------------------------------------------------------------------------------------
      65,000  MTA, Series M                              6.000   07/01/2014(s)    07/01/2005(b)          68,639
-------------------------------------------------------------------------------------------------------------------
      20,000  Nassau County GO                           6.375   05/15/2013       05/15/2002(b)          20,778

                                    11  |  LIMITED TERM NEW YORK MUNICIPAL FUND

STATEMENT OF INVESTMENTS  Continued

                                                                                   Effective
  Principal                                                                         Maturity         Market Value
     Amount                                               Coupon     Maturity    (Unaudited)*          See Note 1
--------------------------------------------------------------------------------------------------------------------
 New York Continued
 $  710,000  Nassau County GO
             Combined Sewer Districts, Series F            7.000%  03/01/2015     03/01/2010(b)       $   822,507
--------------------------------------------------------------------------------------------------------------------
    720,000  Nassau County GO
             Combined Sewer Districts, Series F            7.000   03/01/2016     03/01/2010(b)           830,383
--------------------------------------------------------------------------------------------------------------------
    730,000  Nassau County GO
             Combined Sewer Districts, Series F            7.000   03/01/2017     03/01/2010(b)           841,383
--------------------------------------------------------------------------------------------------------------------
    740,000  Nassau County GO
             Combined Sewer Districts, Series F            7.000   03/01/2018     03/01/2010(b)           850,208
--------------------------------------------------------------------------------------------------------------------
    745,000  Nassau County GO
             Combined Sewer Districts, Series F            7.000   03/01/2019     03/01/2010(b)           852,697
--------------------------------------------------------------------------------------------------------------------
     90,000  Nassau County GO
             Combined Sewer Districts, Series F            7.000   03/01/2020     03/01/2010(b)           102,555
--------------------------------------------------------------------------------------------------------------------
  1,300,000  Nassau County GO
             General Improvement, Series F                 6.500   03/01/2018     03/01/2010(b)         1,450,085
--------------------------------------------------------------------------------------------------------------------
  1,635,000  Nassau County GO
             General Improvement, Series F                 6.500   03/01/2019     03/01/2010(b)         1,816,747
--------------------------------------------------------------------------------------------------------------------
    705,000  Nassau County GO
             General Improvement, Series F                 7.000   03/01/2014     03/01/2010(b)           819,837
--------------------------------------------------------------------------------------------------------------------
  3,435,000  Nassau County GO
             General Improvement, Series F                 7.000   03/01/2016     03/01/2010(b)         3,961,620
--------------------------------------------------------------------------------------------------------------------
    190,000  Nassau County IDA (ACLD)                      7.250   10/01/2004     10/10/2003(c)           191,870
--------------------------------------------------------------------------------------------------------------------
    615,000  Nassau County IDA (ALIA--ACDS)                7.000   10/01/2016     11/01/2010(c)           600,695
--------------------------------------------------------------------------------------------------------------------
    915,000  Nassau County IDA (ALIA--CMA)                 7.000   10/01/2016     11/01/2010(c)           893,717
--------------------------------------------------------------------------------------------------------------------
    700,000  Nassau County IDA (ALIA--CRR)                 7.000   10/01/2016     11/01/2010(c)           683,718
--------------------------------------------------------------------------------------------------------------------
    150,000  Nassau County IDA (ALIA--FREE)                7.000   10/01/2016     11/01/2010(c)           146,511
--------------------------------------------------------------------------------------------------------------------
    640,000  Nassau County IDA (ALIA--HKSB)                7.000   10/01/2016     11/01/2010(c)           629,805
--------------------------------------------------------------------------------------------------------------------
    470,000  Nassau County IDA (North Shore CFGA)          5.750   05/01/2008     07/25/2005(c)           448,502
--------------------------------------------------------------------------------------------------------------------
  1,205,000  Nassau County IDA (United Cerebral Palsy)     5.750   11/01/2007     06/27/2005(c)         1,186,142
--------------------------------------------------------------------------------------------------------------------
  2,915,000  Nassau County IDA (United Cerebral Palsy)     5.750   11/01/2009     05/26/2006(c)         2,841,629
--------------------------------------------------------------------------------------------------------------------
    680,000  Nassau County Tobacco Settlement Corp.        5.300   07/15/2012     07/15/2003(e)           691,798
--------------------------------------------------------------------------------------------------------------------
    545,000  Nassau County Tobacco Settlement Corp.        5.400   07/15/2013     07/15/2004(e)           557,442
--------------------------------------------------------------------------------------------------------------------
    615,000  Nassau County Tobacco Settlement Corp.        5.500   07/15/2014     07/15/2005(e)           635,553
--------------------------------------------------------------------------------------------------------------------
    645,000  Nassau County Tobacco Settlement Corp.        5.625   07/15/2015     07/15/2006(e)           672,348
--------------------------------------------------------------------------------------------------------------------
    590,000  Nassau County Tobacco Settlement Corp.        5.750   07/15/2016     07/15/2007(e)           617,577
--------------------------------------------------------------------------------------------------------------------
    150,000  Nassau County Tobacco Settlement Corp.        6.125   07/15/2018     07/15/2010(e)           155,746
--------------------------------------------------------------------------------------------------------------------
    250,000  Nassau County Tobacco Settlement Corp.        6.250   07/15/2020     07/15/2010(b)           260,990
--------------------------------------------------------------------------------------------------------------------
    190,000  Nassau County Tobacco Settlement Corp.        6.250   07/15/2021(s)  07/15/2010(b)           198,221
--------------------------------------------------------------------------------------------------------------------
  8,095,000  Nassau County Tobacco Settlement Corp.        6.400   07/15/2033(s)  07/15/2010(b)         8,526,787
--------------------------------------------------------------------------------------------------------------------
  3,500,000  Nassau County Tobacco Settlement Corp.        6.500   07/15/2027(s)  07/15/2010(b)         3,710,175
--------------------------------------------------------------------------------------------------------------------
     85,000  New Rochelle Municipal Hsg. Authority         6.500   12/01/2014(s)  12/01/2011(b)            87,560
--------------------------------------------------------------------------------------------------------------------
    210,000  Newark SCHC
             (Newark Rose Garden Apartments)               9.000   03/01/2011(s)  03/01/2002(b)           215,500
--------------------------------------------------------------------------------------------------------------------
  1,945,000  Newark-Wayne Community Hospital               7.600   09/01/2015     05/04/2010(c)         1,886,358
--------------------------------------------------------------------------------------------------------------------
     60,000  Newburgh GO                                   7.600   04/01/2008     04/01/2002(b)            60,861
--------------------------------------------------------------------------------------------------------------------
    700,000  Niagara County IDA (Sevenson Hotel)           5.750   05/01/2003     10/30/2002(c)           698,425
--------------------------------------------------------------------------------------------------------------------
  5,000,000  Niagara County IDA (Solid Waste Disposal)     5.450   11/15/2025     11/15/2012(d)         5,140,150
--------------------------------------------------------------------------------------------------------------------
  7,000,000  Niagara County IDA (Solid Waste Disposal)     5.550   11/15/2024     11/15/2013(d)         7,195,160

                                    12  |  LIMITED TERM NEW YORK MUNICIPAL FUND

                                                                                         Effective
  Principal                                                                               Maturity        Market Value
     Amount                                                 Coupon       Maturity      (Unaudited)*         See Note 1
========================================================================================================================
New York Continued
$ 1,175,000  Niagara County Tobacco Asset
             Securitization Corp.                             5.875%   05/15/2022       05/15/2011(b)     $  1,197,795
------------------------------------------------------------------------------------------------------------------------
    100,000  Niagara County Tobacco Asset
             Securitization Corp.                             6.250    05/15/2034(s)    05/15/2011(b)          104,497
------------------------------------------------------------------------------------------------------------------------
    135,000  Niagara County Tobacco Asset
             Securitization Corp.                             6.250    05/15/2040(s)    05/15/2011(b)          140,870
------------------------------------------------------------------------------------------------------------------------
 11,995,000  Niagara County Tobacco Asset
             Securitization Corp.                             6.750    05/15/2029(s)    05/15/2010(b)       12,985,667
------------------------------------------------------------------------------------------------------------------------
  1,195,000  Niagara Falls CSD COP (High School Facility)     6.500    06/15/2019       06/15/2009(b)        1,269,568
------------------------------------------------------------------------------------------------------------------------
  3,125,000  NY Counties Tobacco Trust I (TASC)               5.800    06/01/2023       04/11/2004(c)        3,189,562
------------------------------------------------------------------------------------------------------------------------
 14,195,000  NY Counties Tobacco Trust I (TASC)               6.300    06/01/2019(s)    06/01/2010(b)       14,897,794
------------------------------------------------------------------------------------------------------------------------
  2,220,000  NY Counties Tobacco Trust I (TASC)               6.500    06/01/2035(s)    06/01/2011(b)        2,367,053
------------------------------------------------------------------------------------------------------------------------
 13,240,000  NY Counties Tobacco Trust I (TASC) RITES(i)     14.425(r) 06/01/2028(s)    06/01/2011(b)       15,122,066
------------------------------------------------------------------------------------------------------------------------
 20,000,000  NY Counties Tobacco Trust II (TASC)              5.250    06/01/2025       02/15/2009(c)       19,409,200
------------------------------------------------------------------------------------------------------------------------
  7,055,000  NY Counties Tobacco Trust II (TASC)              5.625    06/01/2035       03/22/2019(c)        7,022,970
------------------------------------------------------------------------------------------------------------------------
  1,675,000  NY Counties Tobacco Trust II (TASC)              5.750    06/01/2014       06/01/2012(b)        1,721,833
------------------------------------------------------------------------------------------------------------------------
 16,260,000  NY Counties Tobacco Trust II (TASC)              5.750    06/01/2043(s)    06/01/2012(b)       16,328,617
------------------------------------------------------------------------------------------------------------------------
  2,120,000  NY Counties Tobacco Trust II (TASC)              6.000    06/01/2015       06/01/2012(b)        2,222,799
------------------------------------------------------------------------------------------------------------------------
  2,330,000  NY Counties Tobacco Trust II (TASC)              6.000    06/01/2016       06/01/2012(b)        2,429,771
------------------------------------------------------------------------------------------------------------------------
     20,000  NYC GO                                           5.500    10/01/2014       10/01/2005(b)           20,498
------------------------------------------------------------------------------------------------------------------------
     10,000  NYC GO                                           5.500    10/01/2016       10/01/2005(b)           10,468
------------------------------------------------------------------------------------------------------------------------
 14,765,000  NYC GO                                           5.500    05/15/2024(s)    05/15/2012(b)       14,804,423
------------------------------------------------------------------------------------------------------------------------
     15,000  NYC GO                                           5.600    12/01/2010       06/01/2002(b)           15,047
------------------------------------------------------------------------------------------------------------------------
     10,000  NYC GO                                           5.625    10/01/2012       10/01/2003(b)           10,212
------------------------------------------------------------------------------------------------------------------------
     20,000  NYC GO                                           5.625    10/01/2013       10/01/2005(b)           20,946
------------------------------------------------------------------------------------------------------------------------
     15,000  NYC GO                                           5.625    08/01/2014       08/01/2006(b)           15,740
------------------------------------------------------------------------------------------------------------------------
     20,000  NYC GO                                           5.750    08/15/2012       08/15/2005(b)           20,500
------------------------------------------------------------------------------------------------------------------------
     15,000  NYC GO                                           5.750    05/15/2013       05/15/2005(b)           15,643
------------------------------------------------------------------------------------------------------------------------
      5,000  NYC GO                                           5.750    02/01/2015(s)    02/01/2008(b)            5,164
------------------------------------------------------------------------------------------------------------------------
     25,000  NYC GO                                           5.750    08/01/2015       08/01/2005(b)           26,255
------------------------------------------------------------------------------------------------------------------------
 14,280,000  NYC GO(w)                                        5.750    12/01/2022       12/01/2011(b)       14,708,828
------------------------------------------------------------------------------------------------------------------------
     60,000  NYC GO                                           5.800    08/01/2013       08/01/2005(b)           62,867
------------------------------------------------------------------------------------------------------------------------
     50,000  NYC GO                                           6.000    08/01/2006       02/01/2002(a)           51,309
------------------------------------------------------------------------------------------------------------------------
     15,000  NYC GO                                           6.000    08/01/2006       02/01/2002(b)           15,065
------------------------------------------------------------------------------------------------------------------------
     10,000  NYC GO                                           6.000    08/01/2007       02/01/2002(b)           10,043
------------------------------------------------------------------------------------------------------------------------
      5,000  NYC GO                                           6.000    08/01/2008       02/01/2002(b)            5,022
------------------------------------------------------------------------------------------------------------------------
     15,000  NYC GO                                           6.000    05/15/2010       05/15/2003(b)           15,899
------------------------------------------------------------------------------------------------------------------------
     30,000  NYC GO                                           6.000    08/01/2010       08/01/2003(b)           31,987
------------------------------------------------------------------------------------------------------------------------
     55,000  NYC GO                                           6.000    02/01/2011       02/01/2006(b)           57,974
------------------------------------------------------------------------------------------------------------------------
     30,000  NYC GO                                           6.000    02/15/2011       02/15/2005(b)           31,235
------------------------------------------------------------------------------------------------------------------------
    130,000  NYC GO                                           6.000    08/01/2011       02/01/2002(a)          130,560
------------------------------------------------------------------------------------------------------------------------
     25,000  NYC GO                                           6.000    08/01/2011       08/01/2003(b)           26,656
------------------------------------------------------------------------------------------------------------------------
      5,000  NYC GO                                           6.000    02/15/2012       02/15/2005(b)            5,503
------------------------------------------------------------------------------------------------------------------------
     40,000  NYC GO                                           6.000    02/15/2012       02/15/2005(b)           41,512
------------------------------------------------------------------------------------------------------------------------
     30,000  NYC GO                                           6.000    08/01/2012       02/01/2002(a)           30,331
------------------------------------------------------------------------------------------------------------------------
    115,000  NYC GO                                           6.000    08/01/2012       08/01/2003(b)          118,364

                                    13  |  LIMITED TERM NEW YORK MUNICIPAL FUND

STATEMENT OF INVESTMENTS  Continued

                                                                                           Effective
   Principal                                                                                Maturity         Market Value
      Amount                                         Coupon        Maturity               (Unaudited)*         See Note 1
---------------------------------------------------------------------------------------------------------------------------
New York Continued
$   10,000  NYCGO                                    6.000%      02/15/2014              02/15/2005(b)        $    10,340
---------------------------------------------------------------------------------------------------------------------------
    15,000  NYC GO                                   6.000       02/15/2015              02/15/2005(b)             15,523
---------------------------------------------------------------------------------------------------------------------------
   450,000  NYC GO                                   6.000       08/01/2015              02/01/2002(a)            452,020
---------------------------------------------------------------------------------------------------------------------------
    10,000  NYC GO                                   6.000       08/01/2016(s)           08/01/2006(b)             10,696
---------------------------------------------------------------------------------------------------------------------------
    10,000  NYC GO                                   6.000       05/15/2019              05/15/2003(b)             10,227
---------------------------------------------------------------------------------------------------------------------------
    15,000  NYC GO                                   6.000       08/15/2026(s)           08/15/2008(b)             15,730
---------------------------------------------------------------------------------------------------------------------------
    65,000  NYC GO                                   6.125       08/01/2011              08/01/2004(b)             70,557
---------------------------------------------------------------------------------------------------------------------------
    15,000  NYC GO                                   6.250       10/01/2008              10/01/2002(b)             15,742
---------------------------------------------------------------------------------------------------------------------------
    75,000  NYC GO                                   6.250       08/01/2010              08/01/2004(b)             81,643
---------------------------------------------------------------------------------------------------------------------------
 2,000,000  NYC GO                                   6.250       08/01/2012              08/01/2006(b)          2,127,220
---------------------------------------------------------------------------------------------------------------------------
 4,050,000  NYC GO                                   6.250       08/01/2013              08/01/2006(b)          4,304,178
---------------------------------------------------------------------------------------------------------------------------
    70,000  NYC GO                                   6.250       08/01/2016              08/01/2002(b)             72,747
---------------------------------------------------------------------------------------------------------------------------
    35,000  NYC GO                                   6.250       08/01/2018              08/01/2002(b)             36,232
---------------------------------------------------------------------------------------------------------------------------
   110,000  NYC GO                                   6.250       08/01/2019              08/01/2004(b)            112,394
---------------------------------------------------------------------------------------------------------------------------
    90,000  NYC GO                                   6.250       08/01/2021              08/01/2002(b)             91,849
---------------------------------------------------------------------------------------------------------------------------
   415,000  NYC GO                                   6.375       08/01/2006              08/01/2002(b)            431,276
---------------------------------------------------------------------------------------------------------------------------
 1,460,000  NYC GO                                   6.375       08/01/2007              08/01/2002(b)          1,499,011
---------------------------------------------------------------------------------------------------------------------------
 4,000,000  NYC GO                                   6.375       08/15/2009              08/15/2005(b)          4,413,080
---------------------------------------------------------------------------------------------------------------------------
 1,495,000  NYC GO                                   6.375       08/01/2010              08/01/2005(b)          1,621,597
---------------------------------------------------------------------------------------------------------------------------
   815,000  NYC GO                                   6.375       08/15/2010              08/15/2005(b)            899,165
---------------------------------------------------------------------------------------------------------------------------
 5,400,000  NYC GO                                   6.375       08/01/2012              08/15/2005(b)          5,928,660
---------------------------------------------------------------------------------------------------------------------------
    95,000  NYC GO                                   6.500       08/01/2005              08/01/2002(b)             98,794
---------------------------------------------------------------------------------------------------------------------------
    20,000  NYC GO                                   6.500       08/01/2006              08/01/2002(b)             20,799
---------------------------------------------------------------------------------------------------------------------------
    20,000  NYC GO                                   6.500       08/01/2007              08/01/2002(b)             20,799
---------------------------------------------------------------------------------------------------------------------------
    95,000  NYC GO                                   6.500       08/01/2008              08/01/2002(b)             98,794
---------------------------------------------------------------------------------------------------------------------------
 8,715,000  NYC GO                                   6.500       08/01/2011              08/01/2002(b)          9,063,077
---------------------------------------------------------------------------------------------------------------------------
    70,000  NYC GO                                   6.500       08/01/2012              08/01/2002(b)             72,691
---------------------------------------------------------------------------------------------------------------------------
    55,000  NYC GO                                   6.500       08/01/2013              08/01/2002(b)             57,304
---------------------------------------------------------------------------------------------------------------------------
    20,000  NYC GO                                   6.500       08/01/2014              08/01/2002(b)             20,838
---------------------------------------------------------------------------------------------------------------------------
   103,000  NYC GO                                   6.500       08/01/2014              08/01/2005(b)            112,858
---------------------------------------------------------------------------------------------------------------------------
    40,000  NYC GO                                   6.500       08/01/2016              08/01/2005(b)             43,828
---------------------------------------------------------------------------------------------------------------------------
 7,500,000  NYC GO                                   6.500       05/15/2017              05/15/2010(b)          8,232,675
---------------------------------------------------------------------------------------------------------------------------
    95,000  NYC GO                                   6.500       08/01/2019(s)           08/01/2005(b)             99,887
---------------------------------------------------------------------------------------------------------------------------
    70,000  NYC GO                                   6.600       10/01/2016              10/01/2002(b)             73,394
---------------------------------------------------------------------------------------------------------------------------
     5,000  NYC GO                                   6.750       10/01/2006              10/01/2002(b)              5,266
---------------------------------------------------------------------------------------------------------------------------
     5,000  NYC GO                                   7.000       02/01/2002              02/01/2002                 5,023
---------------------------------------------------------------------------------------------------------------------------
    20,000  NYC GO                                   7.000       08/15/2002              02/15/2002(a)             20,143
---------------------------------------------------------------------------------------------------------------------------
    35,000  NYC GO                                   7.000       02/01/2003              02/01/2002(a)             35,186
---------------------------------------------------------------------------------------------------------------------------
   260,000  NYC GO                                   7.000       02/01/2006              02/01/2002(b)            265,234
---------------------------------------------------------------------------------------------------------------------------
   160,000  NYC GO                                   7.000       12/01/2006              06/01/2002(b)            163,363
---------------------------------------------------------------------------------------------------------------------------
     5,000  NYC GO                                   7.000       02/01/2009              02/01/2002(b)              5,026
---------------------------------------------------------------------------------------------------------------------------
     5,000  NYC GO                                   7.000       10/01/2010              10/01/2002(b)              5,274
---------------------------------------------------------------------------------------------------------------------------
     5,000  NYC GO                                   7.000       12/01/2010              06/01/2002(b)              5,101
---------------------------------------------------------------------------------------------------------------------------
     5,000  NYC GO                                   7.000       02/01/2011              02/01/2002(b)              5,026
---------------------------------------------------------------------------------------------------------------------------
    30,000  NYC GO                                   7.000       02/01/2012              02/01/2002(b)             30,150
---------------------------------------------------------------------------------------------------------------------------
    25,000  NYC GO                                   7.000       10/01/2015              04/01/2002(a)             25,327

                                    14  |  LIMITED TERM NEW YORK MUNICIPAL FUND

                                                                                           Effective
   Principal                                                                                Maturity          Market Value
      Amount                                        Coupon        Maturity               (Unaudited)*           See Note 1
---------------------------------------------------------------------------------------------------------------------------
New York Continued
---------------------------------------------------------------------------------------------------------------------------
$    25,000  NYC GO                                   7.000%       02/01/2016           02/01/2002(b)           $  25,490
---------------------------------------------------------------------------------------------------------------------------
     70,000  NYC GO                                   7.000        10/01/2016           04/01/2002(a)              70,915
---------------------------------------------------------------------------------------------------------------------------
     15,000  NYC GO                                   7.000        02/01/2017           02/01/2002(b)              15,698
---------------------------------------------------------------------------------------------------------------------------
      5,000  NYC GO                                   7.000        02/01/2018           02/01/2002(a)               5,098
---------------------------------------------------------------------------------------------------------------------------
    120,000  NYC GO                                   7.000        02/01/2018           02/01/2002(b)             122,305
---------------------------------------------------------------------------------------------------------------------------
     35,000  NYC GO                                   7.000        10/01/2018           04/01/2002(a)              35,469
---------------------------------------------------------------------------------------------------------------------------
     15,000  NYC GO                                   7.000        10/01/2019           04/01/2002(a)              15,235
---------------------------------------------------------------------------------------------------------------------------
     15,000  NYC GO                                   7.000        02/01/2022           02/01/2002(a)              15,294
---------------------------------------------------------------------------------------------------------------------------
      5,000  NYC GO                                   7.100        02/01/2004           02/01/2002(b)               5,017
---------------------------------------------------------------------------------------------------------------------------
    175,000  NYC GO                                   7.100        02/01/2009           02/01/2002(b)             178,440
---------------------------------------------------------------------------------------------------------------------------
     20,000  NYC GO                                   7.100        02/01/2010           02/01/2002(b)              20,393
---------------------------------------------------------------------------------------------------------------------------
     30,000  NYC GO                                   7.200        08/01/2002           02/01/2002(b)              30,361
---------------------------------------------------------------------------------------------------------------------------
      5,000  NYC GO                                   7.200        02/01/2005           02/01/2002(b)               5,027
---------------------------------------------------------------------------------------------------------------------------
     40,000  NYC GO                                   7.250        10/01/2005           04/01/2002(a)              40,534
---------------------------------------------------------------------------------------------------------------------------
    100,000  NYC GO                                   7.250        02/01/2007           02/01/2002(a)             100,552
---------------------------------------------------------------------------------------------------------------------------
      5,000  NYC GO                                   7.250        02/01/2007           02/01/2002(b)               5,027
---------------------------------------------------------------------------------------------------------------------------
     15,000  NYC GO                                   7.250        08/15/2017           02/15/2002(a)              15,116
---------------------------------------------------------------------------------------------------------------------------
    120,000  NYC GO                                   7.500        08/15/2003           02/15/2002(b)             120,934
---------------------------------------------------------------------------------------------------------------------------
     20,000  NYC GO                                   7.500        12/01/2003           06/01/2002(a)              20,462
---------------------------------------------------------------------------------------------------------------------------
 10,135,000  NYC GO                                   7.500        02/01/2004           02/01/2002(b)          10,343,274
---------------------------------------------------------------------------------------------------------------------------
  2,000,000  NYC GO                                   7.500        02/01/2004           02/01/2002(b)           2,041,020
---------------------------------------------------------------------------------------------------------------------------
     25,000  NYC GO                                   7.500        12/01/2004           06/01/2002(a)              25,577
---------------------------------------------------------------------------------------------------------------------------
    160,000  NYC GO                                   7.500        02/01/2005           02/01/2002(b)             163,288
---------------------------------------------------------------------------------------------------------------------------
      5,000  NYC GO                                   7.500        08/15/2005           02/15/2002(b)               5,039
---------------------------------------------------------------------------------------------------------------------------
  2,445,000  NYC GO                                   7.500        02/01/2006           02/01/2002(b)           2,495,245
---------------------------------------------------------------------------------------------------------------------------
    160,000  NYC GO                                   7.500        02/01/2007           02/01/2002(b)             163,288
---------------------------------------------------------------------------------------------------------------------------
     25,000  NYC GO                                   7.500        02/01/2008           02/01/2002(b)              26,226
---------------------------------------------------------------------------------------------------------------------------
      5,000  NYC GO                                   7.500        02/01/2008           02/01/2002(b)               5,100
---------------------------------------------------------------------------------------------------------------------------
    785,000  NYC GO                                   7.500        02/01/2009           02/01/2002(b)             801,132
---------------------------------------------------------------------------------------------------------------------------
     40,000  NYC GO                                   7.650        02/01/2007           02/01/2002(b)              40,827
---------------------------------------------------------------------------------------------------------------------------
      5,000  NYC GO                                   7.700        02/01/2009           02/01/2002(b)               5,104
---------------------------------------------------------------------------------------------------------------------------
     75,000  NYC GO                                   7.750        08/15/2006           02/15/2002(b)              76,557
---------------------------------------------------------------------------------------------------------------------------
     15,000  NYC GO                                   7.750        08/15/2007           02/15/2002(b)              15,311
---------------------------------------------------------------------------------------------------------------------------
     20,000  NYC GO                                   7.750        08/15/2014           02/15/2002(b)              20,413
---------------------------------------------------------------------------------------------------------------------------
     20,000  NYC GO                                   7.750        08/15/2028           02/15/2002(b)              20,139
---------------------------------------------------------------------------------------------------------------------------
      5,000  NYC GO                                   8.000        08/01/2003           02/01/2002(b)               5,030
---------------------------------------------------------------------------------------------------------------------------
     60,000  NYC GO                                   8.000        08/01/2003           02/01/2002(b)              61,258
---------------------------------------------------------------------------------------------------------------------------
  1,355,000  NYC GO CAB                               0.000(v)     05/15/2014           05/15/2008(b)           1,322,223
---------------------------------------------------------------------------------------------------------------------------
  5,000,000  NYC GO CARS                             10.245(r)     09/01/2011           08/01/2002(b)           5,275,000
---------------------------------------------------------------------------------------------------------------------------
     10,000  NYC GO DIAMONDS                          0.000(v)     08/01/2007           08/01/2002(b)               9,870
---------------------------------------------------------------------------------------------------------------------------
  1,950,000  NYC GO LIMO                              0.000(v)     02/01/2007           02/01/2002(b)           1,971,138
---------------------------------------------------------------------------------------------------------------------------
    115,000  NYC GO PRAMS                             0.000(v)     10/01/2006           10/01/2002(b)             114,622
---------------------------------------------------------------------------------------------------------------------------
    350,000  NYC HDC (Barclay Avenue)                 5.750        04/01/2007           11/21/2004(c)             369,558
---------------------------------------------------------------------------------------------------------------------------
  1,715,000  NYC HDC (Multifamily Hsg.), Series A     6.550        10/01/2015(s)        04/01/2003(b)           1,778,266
---------------------------------------------------------------------------------------------------------------------------
  1,970,000  NYC HDC (Pass Through Certificate)(i)    6.500        09/20/2003           05/24/2003(c)           2,077,089
---------------------------------------------------------------------------------------------------------------------------
  1,675,000  NYC IDA (Acme Architectural Products)    5.875        11/01/2009           08/21/2006(c)           1,573,662

                                    15  |  LIMITED TERM NEW YORK MUNICIPAL FUND

STATEMENT OF INVESTMENTS  Continued

                                                                                           Effective
   Principal                                                                                Maturity           Market Value
      Amount                                              Coupon         Maturity        (Unaudited)*            See Note 1
---------------------------------------------------------------------------------------------------------------------------
New York Continued
$10,000,000  NYC IDA
             (Airis JFK I/JFK International Airport)       6.000%      07/01/2015       03/09/2013(c)         $  9,615,800
---------------------------------------------------------------------------------------------------------------------------
    600,000  NYC IDA (ALA Realty)                          7.000       12/01/2005       07/01/2004(c)              617,550
---------------------------------------------------------------------------------------------------------------------------
    570,000  NYC IDA (Atlantic Veal & Lamb)                7.250       12/01/2008       03/16/2006(c)              575,865
---------------------------------------------------------------------------------------------------------------------------
    255,000  NYC IDA
             (Brooklyn Heights Montessori School)          7.500       01/01/2007       09/23/2004(c)              256,999
---------------------------------------------------------------------------------------------------------------------------
    670,000  NYC IDA (Chardan Corp.)                       6.250       11/01/2008       01/24/2006(c)              662,952
---------------------------------------------------------------------------------------------------------------------------
    235,000  NYC IDA (College of Aeronautics)              5.500       05/01/2012       05/01/2012                 233,792
---------------------------------------------------------------------------------------------------------------------------
    550,000  NYC IDA (College of Aeronautics)              5.500       05/01/2013       05/01/2013                 542,437
---------------------------------------------------------------------------------------------------------------------------
    195,000  NYC IDA (College of Mount St. Vincent)        7.000       05/01/2008       04/02/2003(g)              204,740
---------------------------------------------------------------------------------------------------------------------------
    360,000  NYC IDA (College of New Rochelle)             6.200       09/01/2010(s)    09/01/2005(b)              380,934
---------------------------------------------------------------------------------------------------------------------------
    500,000  NYC IDA (College of New Rochelle)             6.300       09/01/2015(s)    09/01/2005(b)              522,640
---------------------------------------------------------------------------------------------------------------------------
    595,000  NYC IDA (Comprehensive Care Management)       5.750       11/01/2008       01/23/2006(c)              585,058
---------------------------------------------------------------------------------------------------------------------------
    235,000  NYC IDA (Comprehensive Care Management)       5.750       11/01/2008       01/09/2006(c)              231,080
---------------------------------------------------------------------------------------------------------------------------
    490,000  NYC IDA (Comprehensive Care Management)       7.250       12/01/2006       01/25/2005(c)              514,833
---------------------------------------------------------------------------------------------------------------------------
    578,397  NYC IDA (Cummins Engine)                      6.500       03/01/2005       08/22/2003(c)              574,661
---------------------------------------------------------------------------------------------------------------------------
    205,000  NYC IDA (Elmhurst Hospital Parking Garage)    7.400       07/30/2002       07/30/2002                 209,489
---------------------------------------------------------------------------------------------------------------------------
    755,000  NYC IDA (Essie Cosmetics)                     5.500       11/01/2008       01/22/2006(c)              729,043
---------------------------------------------------------------------------------------------------------------------------
  1,015,000  NYC IDA (Friends Seminary School)             6.250       09/15/2010       02/20/2007(c)            1,045,491
---------------------------------------------------------------------------------------------------------------------------
  1,060,000  NYC IDA (Gabrielli Truck Sales)               7.250       12/01/2007       01/19/2006(c)            1,061,993
---------------------------------------------------------------------------------------------------------------------------
 19,545,000  NYC IDA (Japan Airlines)                      6.000       11/01/2015       09/10/2004(g)           20,608,248
---------------------------------------------------------------------------------------------------------------------------
    415,000  NYC IDA (JBFS)                                6.500       12/15/2002       12/15/2002                 416,150
---------------------------------------------------------------------------------------------------------------------------
    385,000  NYC IDA (Julia Gray)                          6.500       11/01/2007       07/15/2005(c)              382,012
---------------------------------------------------------------------------------------------------------------------------
    375,000  NYC IDA (Koenig Manufacturing)                7.375       12/01/2010       06/09/2007(c)              379,455
---------------------------------------------------------------------------------------------------------------------------
    755,000  NYC IDA (MediSys Health Network)              5.750       03/15/2006       11/16/2004(c)              735,793
---------------------------------------------------------------------------------------------------------------------------
    650,000  NYC IDA (Morrisons Pastry)                    5.750       11/01/2009       06/27/2005(c)              610,519
---------------------------------------------------------------------------------------------------------------------------
    190,000  NYC IDA (Nightingale-Bamford School)          5.850       01/15/2020(s)    01/15/2005(b)              195,548
---------------------------------------------------------------------------------------------------------------------------
  1,880,000  NYC IDA (NYC Outward Bound Center)            6.750       11/01/2010(s)    05/01/2002(b)            1,899,533
---------------------------------------------------------------------------------------------------------------------------
    195,000  NYC IDA
              (Ohel Children's Home & Family Services)     7.125       03/15/2003       09/18/2002(c)              205,799
---------------------------------------------------------------------------------------------------------------------------
  2,080,000  NYC IDA (Polytechnic University)              6.000       11/01/2020(s)    11/01/2010(b)            2,139,051
---------------------------------------------------------------------------------------------------------------------------
    585,000  NYC IDA (Precision Gear)                      5.875       11/01/2009       08/30/2006(c)              554,557
---------------------------------------------------------------------------------------------------------------------------
    495,000  NYC IDA (Precision Gear)                      5.875       11/01/2009       08/15/2006(c)              469,240
---------------------------------------------------------------------------------------------------------------------------
    175,000  NYC IDA (Precision Gear)                      6.500       11/01/2008       02/13/2006(c)              173,715
---------------------------------------------------------------------------------------------------------------------------
    410,000  NYC IDA (Promotional Slideguide)              7.000       12/01/2005       07/06/2004(c)              421,677
---------------------------------------------------------------------------------------------------------------------------
  2,150,000  NYC IDA
              (Special Needs Facilities Pooled Program)    5.950       07/01/2008       01/27/2005(c)            2,021,430
---------------------------------------------------------------------------------------------------------------------------
    135,000  NYC IDA (Streamline Plastics)                 7.125       12/01/2005       07/18/2004(c)              135,984
---------------------------------------------------------------------------------------------------------------------------
     30,000  NYC IDA (Terminal One Group Association)      5.900       01/01/2006       01/01/2006                  30,634
---------------------------------------------------------------------------------------------------------------------------
 48,195,000  NYC IDA (Terminal One Group Association)      6.000       01/01/2015(s)    01/01/2006(b)           49,084,198
---------------------------------------------------------------------------------------------------------------------------
  2,185,000  NYC IDA (Terminal One Group Association)      6.000       01/01/2019(s)    01/01/2006(c)            2,223,762
---------------------------------------------------------------------------------------------------------------------------
     95,000  NYC IDA (Terminal One Group Association)      6.100       01/01/2009       01/01/2006(b)               97,227
---------------------------------------------------------------------------------------------------------------------------
 10,045,000  NYC IDA (Terminal One Group Association)      6.125       01/01/2024       01/01/2006(b)           10,231,636
---------------------------------------------------------------------------------------------------------------------------
    935,000  NYC IDA (Ulano)                               6.250       11/01/2006       12/15/2004(c)              912,616
---------------------------------------------------------------------------------------------------------------------------
    160,000  NYC IDA (United Nations School)               6.050       12/01/2005       12/01/2005                 171,566
---------------------------------------------------------------------------------------------------------------------------
    170,000  NYC IDA (United Nations School)               6.100       12/01/2006       12/01/2006                 182,684
---------------------------------------------------------------------------------------------------------------------------
    180,000  NYC IDA (United Nations School)               6.150       12/01/2007       12/01/2007                 193,221

                                    16  |  LIMITED TERM NEW YORK MUNICIPAL FUND

                                                                                           Effective
   Principal                                                                                Maturity       Market Value
      Amount                                                 Coupon    Maturity          (Unaudited)*        See Note 1
---------------------------------------------------------------------------------------------------------------------------
New York Continued
$   500,000  NYC IDA (USTA National Tennis Center)             6.375%    11/15/2014(s)   11/15/2004(b)   $     552,310
---------------------------------------------------------------------------------------------------------------------------
  1,800,000  NYC IDA (Visy Paper)                              7.550     01/01/2005      08/01/2003(c)       1,830,492
---------------------------------------------------------------------------------------------------------------------------
  4,000,000  NYC IDA (Visy Paper)                              7.800     01/01/2016      10/04/2007(g)       4,179,440
---------------------------------------------------------------------------------------------------------------------------
    465,000  NYC IDA (World Casing Corp.)                      5.950     11/01/2007      07/09/2005(c)         452,566
---------------------------------------------------------------------------------------------------------------------------
  1,000,000  NYC IDA (Zeluck, Inc.)(w)                         6.250     11/01/2011      05/02/2007(c)       1,001,670
---------------------------------------------------------------------------------------------------------------------------
     20,000  NYC Municipal Water Finance Authority             5.500     06/15/2019(s)   06/15/2005(b)          20,209
---------------------------------------------------------------------------------------------------------------------------
     50,000  NYC Municipal Water Finance Authority             5.500     06/15/2020(s)   06/15/2002(b)          50,074
---------------------------------------------------------------------------------------------------------------------------
    140,000  NYC Municipal Water Finance Authority             5.500     06/15/2020(s)   06/15/2002(b)         140,207
---------------------------------------------------------------------------------------------------------------------------
  1,000,000  NYC Municipal Water Finance Authority             5.500     06/15/2024(s)   06/15/2007(b)       1,011,600
---------------------------------------------------------------------------------------------------------------------------
    855,000  NYC Municipal Water Finance Authority             5.750     06/15/2013(s)   06/15/2002(a)         920,989
---------------------------------------------------------------------------------------------------------------------------
     50,000  NYC Municipal Water Finance Authority             5.750     06/15/2013(s)   06/15/2002(a)          55,574
---------------------------------------------------------------------------------------------------------------------------
     40,000  NYC Municipal Water Finance Authority             5.750     06/15/2018(s)   06/15/2004(b)          40,707
---------------------------------------------------------------------------------------------------------------------------
     50,000  NYC Municipal Water Finance Authority             6.000     06/15/2017      06/15/2002(b)          51,526
---------------------------------------------------------------------------------------------------------------------------
     50,000  NYC Municipal Water Finance Authority             6.000     06/15/2017(s)   06/15/2002(b)          51,526
---------------------------------------------------------------------------------------------------------------------------
     25,000  NYC Public Hsg. Authority                         6.000     01/01/2004      07/01/2002(b)          25,629
---------------------------------------------------------------------------------------------------------------------------
  4,520,000  NYC TFA, Series C                                 5.500     11/01/2029(s)   05/01/2012(b)       4,581,879
---------------------------------------------------------------------------------------------------------------------------
     20,000  NYC Transit Authority (Livingston Plaza)          6.000     01/01/2024      07/01/2002(b)          20,054
---------------------------------------------------------------------------------------------------------------------------
     30,000  NYS DA
             (Bishop Henry B. Hucles Nursing Home)             5.625     07/01/2018(s)   07/01/2008(b)          30,341
---------------------------------------------------------------------------------------------------------------------------
    265,000  NYS DA (Brooklyn Law School)                      6.375     07/01/2007(s)   07/01/2002(b)         273,944
---------------------------------------------------------------------------------------------------------------------------
    565,000  NYS DA (Brooklyn Law School)                      6.400     07/01/2011(s)   07/01/2002(b)         578,989
---------------------------------------------------------------------------------------------------------------------------
 15,000,000  NYS DA (Catholic Health Services)                 6.500     07/01/2020(s)   07/01/2010(b)      16,181,700
---------------------------------------------------------------------------------------------------------------------------
     15,000  NYS DA (City University)                          0.000     07/01/2004     09/25/2003(c)           13,584
---------------------------------------------------------------------------------------------------------------------------
     60,000  NYS DA (City University)                          0.000     07/01/2004     09/25/2003(c)           53,735
---------------------------------------------------------------------------------------------------------------------------
     35,000  NYS DA (City University)                          0.000     07/01/2005     11/25/2003(c)           29,350
---------------------------------------------------------------------------------------------------------------------------
 11,020,000  NYS DA (City University)                          5.375     07/01/2024     10/16/2022(c)       11,005,674
---------------------------------------------------------------------------------------------------------------------------
    240,000  NYS DA (City University)                          5.375     07/01/2025(s)  07/01/2007(b)          240,905
---------------------------------------------------------------------------------------------------------------------------
     75,000  NYS DA (City University)                          5.500     07/01/2012(s)  07/01/2005(b)           78,265
---------------------------------------------------------------------------------------------------------------------------
  1,900,000  NYS DA (City University)                          6.000     07/01/2010      07/01/2006(b)       2,046,034
---------------------------------------------------------------------------------------------------------------------------
     20,000  NYS DA (College of Saint Rose)                    6.000     07/01/2011(s)   07/01/2002(b)          20,850
---------------------------------------------------------------------------------------------------------------------------
      5,000  NYS DA (College of Saint Rose)                    6.000     07/01/2011(s)   07/01/2002(b)           5,200
---------------------------------------------------------------------------------------------------------------------------
     10,000  NYS DA (Dept. of Education)                       6.125     07/01/2019(s)   07/01/2006(b)          10,770
---------------------------------------------------------------------------------------------------------------------------
      5,000  NYS DA (Dept. of Health)                          5.500     07/01/2014      07/01/2006(b)           5,168
---------------------------------------------------------------------------------------------------------------------------
     50,000  NYS DA (Dept. of Health)                          5.900     07/01/2009      07/01/2004(b)          52,615
---------------------------------------------------------------------------------------------------------------------------
     25,000  NYS DA (Dept. of Health)                          7.400     07/01/2004      07/01/2002(b)          25,505
---------------------------------------------------------------------------------------------------------------------------
 10,000,000  NYS DA (Francis Schervier
             Home & Hospital Obligated Group)                  5.500     07/01/2027(s)   07/01/2009(b)      10,085,500
---------------------------------------------------------------------------------------------------------------------------
     40,000  NYS DA (Jewish Geriatric)                         7.150     08/01/2014      08/01/2004(b)          44,692
---------------------------------------------------------------------------------------------------------------------------
     50,000  NYS DA (Jewish Geriatric)                         7.350     08/01/2029      08/01/2004(b)          55,819
--------------------------------------------------------------------------------------------------------------------------
     35,000  NYS DA (JGB Health Facilities)                    7.000     07/01/2009(s)   07/01/2002(b)          35,499
---------------------------------------------------------------------------------------------------------------------------
  3,880,000  NYS DA (KMH Homes)                                6.950     08/01/2031      02/01/2002(b)       3,969,900
---------------------------------------------------------------------------------------------------------------------------
  1,000,000  NYS DA (Lenox Hill Obligated Group)               5.750     07/01/2017      07/01/2012(b)       1,031,410
---------------------------------------------------------------------------------------------------------------------------
     25,000  NYS DA (Manhattan College)                        6.500     07/01/2019(s)   07/01/2002(b)          26,125
---------------------------------------------------------------------------------------------------------------------------
     20,000  NYS DA (Marist College)                           7.125     07/01/2010(s)   07/01/2002(b)          20,407
---------------------------------------------------------------------------------------------------------------------------
  5,060,000  NYS DA (Miriam Osborn
             Memorial Home Association)                        6.875     07/01/2019(s)   07/01/2010(b)       5,613,109

                                    17  |  LIMITED TERM NEW YORK MUNICIPAL FUND

STATEMENT OF INVESTMENTS  Continued

                                                                                              Effective
   Principal                                                                                   Maturity       Market Value
      Amount                                                     Coupon        Maturity     (Unaudited)*        See Note 1
---------------------------------------------------------------------------------------------------------------------------
New York Continued
$  4,750,000   NYS DA (Mount Sinai School of Medicine)            6.750%     07/01/2009(s)   07/01/2002(b)    $ 4,869,652
---------------------------------------------------------------------------------------------------------------------------
   2,030,000   NYS DA (Mount Sinai School of Medicine)            6.750      07/01/2015(s)   07/01/2002(b)      2,080,851
---------------------------------------------------------------------------------------------------------------------------
     885,000   NYS DA (MSH/NYU Hospital
               Center/HJDOI Obligated Group)                      6.000      07/01/2013      07/01/2011(b)        921,727
---------------------------------------------------------------------------------------------------------------------------
   3,000,000   NYS DA (MSH/NYU Hospital
               Center/HJDOI Obligated Group)                      6.000      07/01/2014      07/01/2011(b)      3,099,750
---------------------------------------------------------------------------------------------------------------------------
  14,540,000   NYS DA (MSH/NYU Hospital
               Center/HJDOI Obligated Group)                      6.500      07/01/2015      07/01/2010(b)     15,654,636
---------------------------------------------------------------------------------------------------------------------------
  11,830,000   NYS DA (MSH/NYU Hospital
               Center/HJDOI Obligated Group)                      6.500      07/01/2016      07/01/2011(b)     12,718,906
---------------------------------------------------------------------------------------------------------------------------
  12,000,000   NYS DA (MSH/NYU Hospital
               Center/HJDOI Obligated Group)                      6.500      07/01/2017      07/01/2010(b)     12,864,960
---------------------------------------------------------------------------------------------------------------------------
   5,000,000   NYS DA (MSH/NYU Hospital
               Center/HJDOI Obligated Group)                      6.625      07/01/2018      07/01/2011(b)      5,388,200
---------------------------------------------------------------------------------------------------------------------------
   5,000,000   NYS DA (MSH/NYU Hospital
               Center/HJDOI Obligated Group)                      6.625      07/01/2019      07/01/2010(b)      5,369,800
---------------------------------------------------------------------------------------------------------------------------
   1,750,000   NYS DA (MSH/NYU Hospital
               Center/HJDOI Obligated Group)                      6.750      07/01/2020      07/01/2010(b)      1,898,680
---------------------------------------------------------------------------------------------------------------------------
      70,000   NYS DA (New Hope Community)                        5.700      07/01/2017(s)   07/01/2005(b)         71,362
---------------------------------------------------------------------------------------------------------------------------
      50,000   NYS DA (Nursing Homes)                             5.500      07/01/2010(s)   07/01/2007(b)         51,968
---------------------------------------------------------------------------------------------------------------------------
   1,400,000   NYS DA (NY Hospital Medical Center)                5.550      08/15/2029(s)   08/15/2011(b)      1,442,084
---------------------------------------------------------------------------------------------------------------------------
   2,680,000   NYS DA (Nyack Hospital)                            6.000      07/01/2006      08/11/2004(c)      2,484,548
---------------------------------------------------------------------------------------------------------------------------
   2,325,000   NYS DA (Nyack Hospital)                            6.250      07/01/2013      05/10/2009(c)      1,951,861
---------------------------------------------------------------------------------------------------------------------------
      25,000   NYS DA (Our Lady of Mercy Hospital)                6.300      08/01/2032(s)   08/01/2002(b)         25,661
---------------------------------------------------------------------------------------------------------------------------
   2,000,000   NYS DA (Park Ridge Hsg.)                           6.375      08/01/2020(s)   08/01/2010(b)      2,155,800
---------------------------------------------------------------------------------------------------------------------------
   1,470,000   NYS DA (Park Ridge Hsg.)                           6.500      08/01/2025(s)   08/01/2010(b)      1,595,979
---------------------------------------------------------------------------------------------------------------------------
     685,000   NYS DA (Pooled Capital Program)                    7.800      12/01/2005(s)   06/01/2002(b)        704,324
---------------------------------------------------------------------------------------------------------------------------
      20,000   NYS DA (St. Vincent's Hospital)                    5.750      08/01/2015(s)   08/01/2007(b)         20,861
---------------------------------------------------------------------------------------------------------------------------
      25,000   NYS DA (St. Vincent's Hospital)                    7.375      08/01/2011      02/01/2002(b)         25,637
---------------------------------------------------------------------------------------------------------------------------
   1,000,000   NYS DA (State University Dormitory Facilities)     5.500      07/01/2020      07/01/2011(b)      1,025,660
---------------------------------------------------------------------------------------------------------------------------
   7,820,000   NYS DA (State University Dormitory Facilities)     5.750      07/01/2023      07/01/2011(b)      8,106,603
---------------------------------------------------------------------------------------------------------------------------
   1,150,000   NYS DA (State University Educational Facilities)   5.750      05/15/2010      05/15/2006(b)      1,226,429
---------------------------------------------------------------------------------------------------------------------------
   2,045,000   NYS DA (State University Educational Facilities)   6.000      05/15/2017      05/15/2002(b)      2,062,485
---------------------------------------------------------------------------------------------------------------------------
     105,000   NYS DA (State University Educational Facilities)   6.000      05/15/2017      05/15/2002(b)        105,318
---------------------------------------------------------------------------------------------------------------------------
     155,000   NYS DA (Suffolk County Judicial Facilities)        9.250      04/15/2006(s)   04/15/2002(b)        166,848
---------------------------------------------------------------------------------------------------------------------------
      30,000   NYS DA (Suffolk County Judicial Facilities)        9.500      04/15/2014(s)   04/15/2002(b)         34,440
---------------------------------------------------------------------------------------------------------------------------
   3,500,000   NYS DA (Teresian House)                            5.250      07/01/2017      11/02/2013(c)      3,454,395
---------------------------------------------------------------------------------------------------------------------------
     145,000   NYS DA (University of Rochester)                   6.500      07/01/2009(s)   07/01/2002(b)        145,710
---------------------------------------------------------------------------------------------------------------------------
      20,000   NYS DA (University of Rochester)                   6.500      07/01/2009(s)   07/01/2002(b)         20,098
---------------------------------------------------------------------------------------------------------------------------
      60,000   NYS DA (Upstate Community Colleges)                5.500      07/01/2014(s)   07/01/2005(b)         62,041
---------------------------------------------------------------------------------------------------------------------------
      55,000   NYS DA (Upstate Community Colleges)                5.625      07/01/2012(s)   07/01/2004(b)         57,082
---------------------------------------------------------------------------------------------------------------------------
      35,000   NYS DA (Upstate Community Colleges)                5.875      07/01/2016(s)   07/01/2009(b)         36,818
---------------------------------------------------------------------------------------------------------------------------
      20,000   NYS DA (WHELC)                                     5.800      02/01/2028      08/01/2005(b)         20,308
---------------------------------------------------------------------------------------------------------------------------
     195,000   NYS EFC (Consolidated Water)                       7.150      11/01/2014(s)   11/01/2004(b)        199,272
---------------------------------------------------------------------------------------------------------------------------
      20,000   NYS EFC (New Rochelle Water)                       6.400      12/01/2024      06/01/2002(b)         20,255
---------------------------------------------------------------------------------------------------------------------------
      85,000   NYS EFC (NYS Water Services)                       6.600      06/15/2005      06/15/2002(b)         87,134
---------------------------------------------------------------------------------------------------------------------------
      25,000   NYS EFC (NYS Water Services)                       6.600      03/15/2012      03/15/2002(b)         25,623

                                    18  |  LIMITED TERM NEW YORK MUNICIPAL FUND

                                                                                       Effective
  Principal                                                                             Maturity        Market Value
     Amount                                             Coupon        Maturity       (Unaudited)*         See Note 1
---------------------------------------------------------------------------------------------------------------------
New York Continued
$ 2,025,000   NYS EFC (NYS Water Services)               6.700%     09/15/2004        03/15/2002(b)     $  2,055,598
---------------------------------------------------------------------------------------------------------------------
    200,000   NYS EFC (NYS Water Services)               6.850      03/15/2003        03/15/2002(b)          202,164
---------------------------------------------------------------------------------------------------------------------
  2,370,000   NYS EFC (NYS Water Services)               6.875      06/15/2010(s)     06/15/2002(b)        2,525,827
---------------------------------------------------------------------------------------------------------------------
  1,705,000   NYS EFC (NYS Water Services)               6.875      06/15/2014(s)     11/15/2004(b)        1,876,114
---------------------------------------------------------------------------------------------------------------------
    545,000   NYS EFC (NYS Water Services)               6.900      05/15/2015        08/05/2004(g)          610,242
---------------------------------------------------------------------------------------------------------------------
    750,000   NYS EFC (NYS Water Services)               6.900      11/15/2015(s)     11/15/2004(b)          839,782
---------------------------------------------------------------------------------------------------------------------
      5,000   NYS EFC (NYS Water Services)               7.050      06/15/2004        06/15/2002(b)            5,127
---------------------------------------------------------------------------------------------------------------------
    210,000   NYS EFC (NYS Water Services)               7.200      03/15/2011(s)     03/15/2002(b)          212,444
---------------------------------------------------------------------------------------------------------------------
    640,000   NYS EFC (NYS Water Services)               7.250      06/15/2010(s)     06/15/2002(b)          656,358
---------------------------------------------------------------------------------------------------------------------
    400,000   NYS EFC (NYS Water Services)               7.500      03/15/2011(s)     03/15/2002(b)          402,276
---------------------------------------------------------------------------------------------------------------------
 14,915,000   NYS EFC (NYS Water Services)               7.500      06/15/2012(s)     06/15/2002(b)       15,345,298
---------------------------------------------------------------------------------------------------------------------
    450,000   NYS EFC (NYS Water Services)               7.500      06/15/2012(s)     06/15/2002(b)          462,982
---------------------------------------------------------------------------------------------------------------------
     50,000   NYS EFC (State Park Infrastructure)        5.750      03/15/2013(s)     03/15/2004(b)           51,951
---------------------------------------------------------------------------------------------------------------------
 22,810,000   NYS ERDA (Brooklyn Union Gas)              6.750      02/01/2024        05/06/2002(b)       23,578,697
---------------------------------------------------------------------------------------------------------------------
 13,505,000   NYS ERDA (Brooklyn Union Gas)              6.750      02/01/2024        05/12/2002(b)       13,969,842
---------------------------------------------------------------------------------------------------------------------
     25,000   NYS ERDA (Con Ed)                          6.000      03/15/2028        03/15/2005(b)           25,576
---------------------------------------------------------------------------------------------------------------------
  4,000,000   NYS ERDA (Con Ed)                          6.100      08/15/2020        07/01/2005(b)        4,154,240
---------------------------------------------------------------------------------------------------------------------
 29,380,000   NYS ERDA (Con Ed)                          7.125      12/01/2029        12/01/2004(b)       32,926,754
---------------------------------------------------------------------------------------------------------------------
  3,020,000   NYS ERDA (LILCO)                           6.900      08/01/2022        02/01/2002(b)        3,166,983
---------------------------------------------------------------------------------------------------------------------
  2,045,000   NYS ERDA (LILCO)                           7.150      09/01/2019        06/15/2002(b)        2,116,391
---------------------------------------------------------------------------------------------------------------------
 12,750,000   NYS ERDA (LILCO)                           7.150      06/01/2020        06/15/2002(b)       13,195,102
---------------------------------------------------------------------------------------------------------------------
    860,000   NYS ERDA (LILCO)                           7.150      12/01/2020        06/15/2002(b)          890,023
---------------------------------------------------------------------------------------------------------------------
    940,000   NYS ERDA (LILCO)                           7.150      02/01/2022        06/15/2002(b)          972,815
---------------------------------------------------------------------------------------------------------------------
 21,500,000   NYS ERDA (NIMO)                            6.625      10/01/2013        04/01/2002(b)       22,225,625
---------------------------------------------------------------------------------------------------------------------
     45,000   NYS ERDA (RG&E)                            6.350      05/15/2032        05/15/2002(b)           46,577
---------------------------------------------------------------------------------------------------------------------
  3,575,000   NYS ERDA (RG&E)                            6.500      05/15/2032        05/15/2002(b)        3,662,587
---------------------------------------------------------------------------------------------------------------------
     40,000   NYS GO                                     6.600      12/01/2014        06/01/2002(b)           41,292
---------------------------------------------------------------------------------------------------------------------
    114,000   NYS HFA (General Hsg.)                     6.500      11/01/2003        05/01/2002(b)          115,352
---------------------------------------------------------------------------------------------------------------------
     10,000   NYS HFA (General Hsg.)                     6.600      11/01/2005        05/01/2002(b)           10,119
---------------------------------------------------------------------------------------------------------------------
     30,000   NYS HFA (General Hsg.)                     6.600      11/01/2006        05/01/2002(b)           30,358
---------------------------------------------------------------------------------------------------------------------
  1,435,000   NYS HFA (Health Facility)                  6.000      05/01/2007        05/01/2007           1,549,384
---------------------------------------------------------------------------------------------------------------------
  2,165,000   NYS HFA (Health Facility)                  6.000      05/01/2008        05/01/2006(b)        2,316,593
---------------------------------------------------------------------------------------------------------------------
  1,175,000   NYS HFA (HELP-Bronx Hsg.)                  8.050      11/01/2005(s)     05/01/2002(b)        1,235,642
---------------------------------------------------------------------------------------------------------------------
      5,000   NYS HFA (Hospital & Nursing Home)          5.500      11/01/2005        05/01/2002(a)            5,425
---------------------------------------------------------------------------------------------------------------------
      5,000   NYS HFA (Hospital & Nursing Home)          5.500      11/01/2012        05/01/2002(a)            5,388
---------------------------------------------------------------------------------------------------------------------
     15,000   NYS HFA (Hospital & Nursing Home)          5.875      11/01/2010        05/01/2002(a)           16,662
---------------------------------------------------------------------------------------------------------------------
     10,000   NYS HFA (Hospital & Nursing Home)          5.875      11/01/2011        05/01/2002(a)           11,067
---------------------------------------------------------------------------------------------------------------------
      5,000   NYS HFA (Hospital & Nursing Home)          5.900      11/01/2003        05/01/2002(a)            5,314
---------------------------------------------------------------------------------------------------------------------
     30,000   NYS HFA (Hospital & Nursing Home)          5.900      11/01/2005        05/01/2002(a)           32,980
---------------------------------------------------------------------------------------------------------------------
      5,000   NYS HFA (Hospital & Nursing Home)          5.900      11/01/2010        05/01/2002(a)            5,606
---------------------------------------------------------------------------------------------------------------------
     35,000   NYS HFA (Hospital & Nursing Home)          6.000      11/01/2014        05/01/2002(b)           38,764
---------------------------------------------------------------------------------------------------------------------
     10,000   NYS HFA (Hospital & Nursing Home)          6.875      11/01/2004        05/01/2002(a)           11,105
---------------------------------------------------------------------------------------------------------------------
      5,000   NYS HFA (Hospital & Nursing Home)          6.875      11/01/2005        05/01/2002(a)            5,679
---------------------------------------------------------------------------------------------------------------------
    325,000   NYS HFA (Hospital & Nursing Home)          6.875      11/01/2007        05/01/2002(a)          361,969
---------------------------------------------------------------------------------------------------------------------
      5,000   NYS HFA (Hospital & Nursing Home)          6.875      11/01/2009        05/01/2002(a)            5,927
---------------------------------------------------------------------------------------------------------------------
      3,000   NYS HFA (Hospital & Nursing Home)          6.875      11/01/2010        05/01/2002(a)            3,585

                                    19  |  LIMITED TERM NEW YORK MUNICIPAL FUND

STATEMENT OF INVESTMENTS  Continued

                                                                                      Effective
 Principal                                                                             Maturity      Market Value
    Amount                                             Coupon        Maturity       (Unaudited)*       See Note 1
---------------------------------------------------------------------------------------------------------------------
New York Continued
$  590,000   NYS HFA (Hospital & Nursing Home)          7.000%     11/01/2017        05/01/2002(a)     $  695,191
---------------------------------------------------------------------------------------------------------------------
    70,000   NYS HFA (Meadow Manor)                     7.750      11/01/2019(s)     05/01/2002(b)         70,239
---------------------------------------------------------------------------------------------------------------------
   155,000   NYS HFA (Monroe County Health Facilities)  7.625      05/01/2005(s)     05/01/2002(b)        159,346
---------------------------------------------------------------------------------------------------------------------
    10,000   NYS HFA (Multifamily Hsg.)                 0.000      11/01/2010        11/01/2006(b)          6,258
---------------------------------------------------------------------------------------------------------------------
   200,000   NYS HFA (Multifamily Hsg.)                 0.000      11/01/2011        11/01/2006(b)        117,480
---------------------------------------------------------------------------------------------------------------------
   130,000   NYS HFA (Multifamily Hsg.)                 0.000      11/01/2013        11/01/2006(b)         67,181
---------------------------------------------------------------------------------------------------------------------
    30,000   NYS HFA (Multifamily Hsg.)                 5.850      08/15/2013(s)     02/15/2005(b)         30,390
---------------------------------------------------------------------------------------------------------------------
     5,000   NYS HFA (Multifamily Hsg.)                 6.000      08/15/2003        08/15/2003             5,210
---------------------------------------------------------------------------------------------------------------------
 1,000,000   NYS HFA (Multifamily Hsg.)                 6.100      08/15/2016(s)     08/15/2008(b)      1,022,840
---------------------------------------------------------------------------------------------------------------------
    35,000   NYS HFA (Multifamily Hsg.)                 6.200      08/15/2012(s)     08/15/2002(b)         35,854
---------------------------------------------------------------------------------------------------------------------
   150,000   NYS HFA (Multifamily Hsg.)                 6.250      08/15/2023(s)     08/15/2004(b)        152,811
---------------------------------------------------------------------------------------------------------------------
 1,000,000   NYS HFA (Multifamily Hsg.)                 6.450      08/15/2014(s)     08/15/2002(b)      1,026,900
---------------------------------------------------------------------------------------------------------------------
 1,500,000   NYS HFA (Multifamily Hsg.)                 6.500      08/15/2024(s)     08/15/2002(b)      1,542,225
---------------------------------------------------------------------------------------------------------------------
   725,000   NYS HFA (Multifamily Hsg.)                 6.625      08/15/2012        02/15/2003(b)        748,548
---------------------------------------------------------------------------------------------------------------------
 1,620,000   NYS HFA (Multifamily Hsg.)                 6.700      08/15/2025(s)     02/15/2003(b)      1,671,759
---------------------------------------------------------------------------------------------------------------------
   350,000   NYS HFA (Multifamily Hsg.)                 6.850      11/01/2019(s)     11/01/2004(b)        368,868
---------------------------------------------------------------------------------------------------------------------
   455,000   NYS HFA (Multifamily Hsg.)                 6.900      08/15/2007(s)     08/15/2002(b)        470,202
---------------------------------------------------------------------------------------------------------------------
   200,000   NYS HFA (Multifamily Hsg.)                 6.950      08/15/2012(s)     08/15/2002(b)        206,140
---------------------------------------------------------------------------------------------------------------------
    75,000   NYS HFA (Multifamily Hsg.)                 7.000      08/15/2011(s)     02/15/2002(b)         76,763
---------------------------------------------------------------------------------------------------------------------
    20,000   NYS HFA (Multifamily Hsg.)                 7.000      08/15/2022        08/15/2002(b)         20,551
---------------------------------------------------------------------------------------------------------------------
   995,000   NYS HFA (Multifamily Hsg.)                 7.000      08/15/2023(s)     02/15/2002(b)      1,016,064
---------------------------------------------------------------------------------------------------------------------
   255,000   NYS HFA (Multifamily Hsg.)                 7.100      08/15/2035(s)     02/15/2002(b)        261,010
---------------------------------------------------------------------------------------------------------------------
    40,000   NYS HFA (Multifamily Hsg.)                 7.300      11/01/2004        05/01/2002(b)         40,445
---------------------------------------------------------------------------------------------------------------------
   394,000   NYS HFA (Multifamily Hsg.)                 7.450      11/01/2028(s)     11/01/2002(b)        411,970
---------------------------------------------------------------------------------------------------------------------
   105,000   NYS HFA (Multifamily Hsg.)                 7.450      11/01/2028(s)     05/01/2002(b)        109,935
---------------------------------------------------------------------------------------------------------------------
 1,940,000   NYS HFA (Multifamily Hsg.)                 7.750      11/01/2020(s)     05/01/2002(b)      2,051,763
---------------------------------------------------------------------------------------------------------------------
    10,000   NYS HFA (Multifamily Hsg.)                 8.300      05/15/2005(s)     05/01/2002(b)         10,035
---------------------------------------------------------------------------------------------------------------------
     5,000   NYS HFA (Nonprofit Hsg.)                   6.000      11/01/2012        05/01/2002(b)          5,056
---------------------------------------------------------------------------------------------------------------------
    45,000   NYS HFA (Nonprofit Hsg.)                   6.200      11/01/2004        05/01/2002(b)         45,963
---------------------------------------------------------------------------------------------------------------------
    10,000   NYS HFA (Nonprofit Hsg.)                   6.200      11/01/2005        05/01/2002(b)         10,214
---------------------------------------------------------------------------------------------------------------------
    10,000   NYS HFA (Nonprofit Hsg.)                   6.200      11/01/2006        05/01/2002(b)         10,214
---------------------------------------------------------------------------------------------------------------------
    25,000   NYS HFA (Nonprofit Hsg.)                   6.200      11/01/2007        05/01/2002(b)         25,535
---------------------------------------------------------------------------------------------------------------------
    45,000   NYS HFA (Nonprofit Hsg.)                   6.200      11/01/2008        05/01/2002(b)         45,963
---------------------------------------------------------------------------------------------------------------------
    10,000   NYS HFA (Nonprofit Hsg.)                   6.200      11/01/2009        05/01/2002(b)         10,214
---------------------------------------------------------------------------------------------------------------------
    75,000   NYS HFA (Nonprofit Hsg.)                   6.200      11/01/2011        05/01/2002(b)         76,606
---------------------------------------------------------------------------------------------------------------------
    55,000   NYS HFA (Nonprofit Hsg.)                   6.200      11/01/2012        05/01/2002(b)         56,178
---------------------------------------------------------------------------------------------------------------------
    15,000   NYS HFA (Nonprofit Hsg.)                   6.200      11/01/2013        05/01/2002(b)         15,321
---------------------------------------------------------------------------------------------------------------------
    20,000   NYS HFA (Nonprofit Hsg.)                   6.400      11/01/2002        05/01/2002(b)         20,234
---------------------------------------------------------------------------------------------------------------------
    30,000   NYS HFA (Nonprofit Hsg.)                   6.400      11/01/2004        05/01/2002(b)         30,341
---------------------------------------------------------------------------------------------------------------------
   145,000   NYS HFA (Nonprofit Hsg.)                   6.400      11/01/2005        05/01/2002(b)        146,720
---------------------------------------------------------------------------------------------------------------------
   120,000   NYS HFA (Nonprofit Hsg.)                   6.400      11/01/2006        05/01/2002(b)        121,360
---------------------------------------------------------------------------------------------------------------------
     5,000   NYS HFA (Nonprofit Hsg.)                   6.400      11/01/2007        05/01/2002(b)          5,056
---------------------------------------------------------------------------------------------------------------------
    35,000   NYS HFA (Nonprofit Hsg.)                   6.400      11/01/2008        05/01/2002(b)         35,409
---------------------------------------------------------------------------------------------------------------------
    80,000   NYS HFA (Nonprofit Hsg.)                   6.400      11/01/2009        05/01/2002(b)         81,960
---------------------------------------------------------------------------------------------------------------------
     5,000   NYS HFA (Nonprofit Hsg.)                   6.400      11/01/2011        05/01/2002(b)          5,057

                                    20  |  LIMITED TERM NEW YORK MUNICIPAL FUND

                                                                                       Effective
 Principal                                                                              Maturity      Market Value
    Amount                                              Coupon        Maturity       (Unaudited)*       See Note 1
----------------------------------------------------------------------------------------------------------------------
New York Continued
$  765,000   NYS HFA (Nonprofit Hsg.)                    6.400%     11/01/2012        05/01/2002(b)     $  774,142
----------------------------------------------------------------------------------------------------------------------
    55,000   NYS HFA (Nonprofit Hsg.)                    6.400      11/01/2013        05/01/2002(b)         57,426
----------------------------------------------------------------------------------------------------------------------
    60,000   NYS HFA (Nonprofit Hsg.)                    6.500      11/01/2002        05/01/2002(b)         60,816
----------------------------------------------------------------------------------------------------------------------
     5,000   NYS HFA (Nonprofit Hsg.)                    6.500      11/01/2003        05/01/2002(b)          5,059
----------------------------------------------------------------------------------------------------------------------
    10,000   NYS HFA (Nonprofit Hsg.)                    6.600      11/01/2002        05/01/2002(b)         10,237
----------------------------------------------------------------------------------------------------------------------
   230,000   NYS HFA (Nonprofit Hsg.)                    6.600      11/01/2003        05/01/2002(b)        235,039
----------------------------------------------------------------------------------------------------------------------
    75,000   NYS HFA (Nonprofit Hsg.)                    6.600      11/01/2005        05/01/2002(b)         76,642
----------------------------------------------------------------------------------------------------------------------
    50,000   NYS HFA (Nonprofit Hsg.)                    6.600      11/01/2005        05/01/2002(b)         50,596
----------------------------------------------------------------------------------------------------------------------
    45,000   NYS HFA (Nonprofit Hsg.)                    6.600      11/01/2006        05/01/2002(b)         45,985
----------------------------------------------------------------------------------------------------------------------
    15,000   NYS HFA (Nonprofit Hsg.)                    6.600      11/01/2006        05/01/2002(b)         15,179
----------------------------------------------------------------------------------------------------------------------
   180,000   NYS HFA (Nonprofit Hsg.)                    6.600      11/01/2007        05/01/2002(b)        183,940
----------------------------------------------------------------------------------------------------------------------
   115,000   NYS HFA (Nonprofit Hsg.)                    6.600      11/01/2007        05/01/2002(b)        116,371
----------------------------------------------------------------------------------------------------------------------
    25,000   NYS HFA (Nonprofit Hsg.)                    6.600      11/01/2008        05/01/2002(b)         25,547
----------------------------------------------------------------------------------------------------------------------
    70,000   NYS HFA (Nonprofit Hsg.)                    6.600      11/01/2008        05/01/2002(b)         73,070
----------------------------------------------------------------------------------------------------------------------
    10,000   NYS HFA (Nonprofit Hsg.)                    6.600      11/01/2009        05/01/2002(b)         10,119
----------------------------------------------------------------------------------------------------------------------
    20,000   NYS HFA (Nonprofit Hsg.)                    6.600      11/01/2009        05/01/2002(b)         20,438
----------------------------------------------------------------------------------------------------------------------
    20,000   NYS HFA (Nonprofit Hsg.)                    6.600      11/01/2010        05/01/2002(b)         20,438
----------------------------------------------------------------------------------------------------------------------
    65,000   NYS HFA (Nonprofit Hsg.)                    6.600      11/01/2011        05/01/2002(b)         66,424
----------------------------------------------------------------------------------------------------------------------
     5,000   NYS HFA (Nonprofit Hsg.)                    6.600      11/01/2011        05/01/2002(b)          5,060
----------------------------------------------------------------------------------------------------------------------
    25,000   NYS HFA (Nonprofit Hsg.)                    6.600      11/01/2012        05/01/2002(b)         25,542
----------------------------------------------------------------------------------------------------------------------
    25,000   NYS HFA (Nonprofit Hsg.)                    6.600      11/01/2013        05/01/2002(b)         25,542
----------------------------------------------------------------------------------------------------------------------
   100,000   NYS HFA (Nonprofit Hsg.)                    6.750      11/01/2004        05/01/2002(b)        104,406
----------------------------------------------------------------------------------------------------------------------
     5,000   NYS HFA (Nonprofit Hsg.)                    6.750      11/01/2005        05/01/2002(b)          5,110
----------------------------------------------------------------------------------------------------------------------
    25,000   NYS HFA (Nonprofit Hsg.)                    6.750      11/01/2007        05/01/2002(b)         25,550
----------------------------------------------------------------------------------------------------------------------
    15,000   NYS HFA (Nonprofit Hsg.)                    6.750      11/01/2008        05/01/2002(b)         15,330
----------------------------------------------------------------------------------------------------------------------
    85,000   NYS HFA (Nonprofit Hsg.)                    6.750      11/01/2009        05/01/2002(b)         86,871
----------------------------------------------------------------------------------------------------------------------
    45,000   NYS HFA (Nonprofit Hsg.)                    6.750      11/01/2010        05/01/2002(b)         45,990
----------------------------------------------------------------------------------------------------------------------
 1,420,000   NYS HFA (Nonprofit Hsg.)                    6.750      11/01/2011        05/01/2002(b)      1,470,808
----------------------------------------------------------------------------------------------------------------------
    30,000   NYS HFA (Nonprofit Hsg.)                    6.750      11/01/2012        05/01/2002(b)         30,653
----------------------------------------------------------------------------------------------------------------------
    61,000   NYS HFA (Nonprofit Hsg.)                    6.875      11/01/2010        05/01/2002(b)         61,784
----------------------------------------------------------------------------------------------------------------------
 1,165,000   NYS HFA (Nonprofit Hsg.)                    8.400      11/01/2002        05/01/2002(b)      1,214,559
----------------------------------------------------------------------------------------------------------------------
 1,265,000   NYS HFA (Nonprofit Hsg.)                    8.400      11/01/2003        05/01/2002(b)      1,318,813
----------------------------------------------------------------------------------------------------------------------
 1,360,000   NYS HFA (Nonprofit Hsg.)                    8.400      11/01/2004        05/01/2002(b)      1,417,854
----------------------------------------------------------------------------------------------------------------------
 1,480,000   NYS HFA (Nonprofit Hsg.)                    8.400      11/01/2005        05/01/2002(b)      1,542,959
----------------------------------------------------------------------------------------------------------------------
 1,600,000   NYS HFA (Nonprofit Hsg.)                    8.400      11/01/2006        05/01/2002(b)      1,668,064
----------------------------------------------------------------------------------------------------------------------
 1,745,000   NYS HFA (Nonprofit Hsg.)                    8.400      11/01/2007        05/01/2002(b)      1,819,232
----------------------------------------------------------------------------------------------------------------------
 1,895,000   NYS HFA (Nonprofit Hsg.)                    8.400      11/01/2008        05/01/2002(b)      1,975,613
----------------------------------------------------------------------------------------------------------------------
   195,000   NYS HFA (Phillips Village)                  6.700      02/15/2002        02/15/2002           195,267
----------------------------------------------------------------------------------------------------------------------
   250,000   NYS HFA (Phillips Village)                  6.700      08/15/2002        08/15/2002           251,918
----------------------------------------------------------------------------------------------------------------------
   175,000   NYS HFA (Phillips Village)                  6.900      02/15/2004        02/15/2004           178,738
----------------------------------------------------------------------------------------------------------------------
    85,000   NYS HFA (Phillips Village)                  6.900      08/15/2004        08/15/2004            87,220
----------------------------------------------------------------------------------------------------------------------
 4,185,000   NYS HFA (Service Contract)                  5.500      09/15/2022(s)     03/15/2005(b)      4,201,070
----------------------------------------------------------------------------------------------------------------------
   380,000   NYS HFA (Simeon Dewitt)                     8.000      11/01/2018(s)     05/01/2002(b)        391,400
----------------------------------------------------------------------------------------------------------------------
   300,000   NYS HFA, Series A                           6.100      11/01/2015(s)     05/01/2008(b)        316,005
----------------------------------------------------------------------------------------------------------------------
     5,000   NYS LGAC                                    5.375      04/01/2014(s)     04/01/2006(b)          5,104

                                    21  |  LIMITED TERM NEW YORK MUNICIPAL FUND

STATEMENT OF INVESTMENTS  Continued

                                                                                         Effective
  Principal                                                                               Maturity          Market Value
     Amount                                               Coupon        Maturity       (Unaudited)*           See Note 1
--------------------------------------------------------------------------------------------------------------------------
New York Continued
$   565,000     NYS LGSC (SCSB)                            6.375%     12/15/2009        10/04/2006(c)       $    555,350
--------------------------------------------------------------------------------------------------------------------------
    950,000     NYS Medcare (Beth Israel Medical Center)   7.125      11/01/2006        12/20/2004(c)            845,557
--------------------------------------------------------------------------------------------------------------------------
    545,000     NYS Medcare (Beth Israel Medical Center)   7.200      11/01/2014        09/12/2011(c)            484,750
--------------------------------------------------------------------------------------------------------------------------
    335,000     NYS Medcare (Beth Israel Medical Center)   7.400      11/01/2004(s)     05/01/2002(b)            342,454
--------------------------------------------------------------------------------------------------------------------------
     20,000     NYS Medcare (Buffalo General Hospital)     6.000      08/15/2014(s)     08/15/2004(b)             21,380
--------------------------------------------------------------------------------------------------------------------------
     35,000     NYS Medcare (Buffalo General Hospital)     6.125      08/15/2024        08/15/2006(b)             37,314
--------------------------------------------------------------------------------------------------------------------------
     10,000     NYS Medcare (Central Suffolk Hospital)     5.875      11/01/2005        05/28/2004(c)              9,906
--------------------------------------------------------------------------------------------------------------------------
     70,000     NYS Medcare (Hospital & Nursing Home)      5.650      08/15/2013        08/15/2005(b)             73,559
--------------------------------------------------------------------------------------------------------------------------
  2,780,000     NYS Medcare (Hospital & Nursing Home)      5.950      08/15/2009        03/18/2003(c)          2,897,566
--------------------------------------------------------------------------------------------------------------------------
    460,000     NYS Medcare (Hospital & Nursing Home)      6.125      02/15/2014        02/15/2004(a)            482,172
--------------------------------------------------------------------------------------------------------------------------
  1,930,000     NYS Medcare (Hospital & Nursing Home)      6.125      02/15/2014(s)     02/15/2006(b)          2,023,798
--------------------------------------------------------------------------------------------------------------------------
      5,000     NYS Medcare (Hospital & Nursing Home)      6.125      02/15/2015(s)     02/15/2006(b)              5,524
--------------------------------------------------------------------------------------------------------------------------
     20,000     NYS Medcare (Hospital & Nursing Home)      6.125      02/15/2015(s)     02/15/2006(b)             21,162
--------------------------------------------------------------------------------------------------------------------------
  2,775,000     NYS Medcare (Hospital & Nursing Home)      6.200      08/15/2013(s)     02/15/2005(b)          2,935,895
--------------------------------------------------------------------------------------------------------------------------
    155,000     NYS Medcare (Hospital & Nursing Home)      6.200      08/15/2022        08/15/2002(b)            159,139
--------------------------------------------------------------------------------------------------------------------------
    200,000     NYS Medcare (Hospital & Nursing Home)      6.250      08/15/2012(s)     08/15/2004(a)            218,398
--------------------------------------------------------------------------------------------------------------------------
     90,000     NYS Medcare (Hospital & Nursing Home)      6.250      02/15/2015        08/15/2005(b)             95,972
--------------------------------------------------------------------------------------------------------------------------
    220,000     NYS Medcare (Hospital & Nursing Home)      6.400      11/01/2014(s)     05/01/2002(b)            228,208
--------------------------------------------------------------------------------------------------------------------------
    570,000     NYS Medcare (Hospital & Nursing Home)      6.500      08/15/2012(s)     08/15/2002(b)            594,339
--------------------------------------------------------------------------------------------------------------------------
    715,000     NYS Medcare (Hospital & Nursing Home)      6.500      02/15/2019(s)     08/15/2002(b)            745,674
--------------------------------------------------------------------------------------------------------------------------
     45,000     NYS Medcare (Hospital & Nursing Home)      6.550      08/15/2012        08/15/2002(b)             47,092
--------------------------------------------------------------------------------------------------------------------------
  1,535,000     NYS Medcare (Hospital & Nursing Home)      6.850      02/15/2012(s)     02/15/2002(b)          1,573,160
--------------------------------------------------------------------------------------------------------------------------
  6,975,000     NYS Medcare (Hospital & Nursing Home)      6.875      02/15/2032        02/15/2002(b)          7,155,792
--------------------------------------------------------------------------------------------------------------------------
     50,000     NYS Medcare (Hospital & Nursing Home)      7.000      08/15/2032(s)     08/15/2002(b)             52,483
--------------------------------------------------------------------------------------------------------------------------
     85,000     NYS Medcare (Hospital & Nursing Home)      7.250      11/01/2002        05/01/2002(b)             86,208
--------------------------------------------------------------------------------------------------------------------------
    395,000     NYS Medcare (Hospital & Nursing Home)      7.250      11/01/2003        05/01/2002(b)            400,376
--------------------------------------------------------------------------------------------------------------------------
     70,000     NYS Medcare (Hospital & Nursing Home)      7.300      08/15/2011        02/15/2002(b)             71,774
--------------------------------------------------------------------------------------------------------------------------
    305,000     NYS Medcare (Hospital & Nursing Home)      7.350      02/15/2029        02/15/2002(b)            306,403
--------------------------------------------------------------------------------------------------------------------------
     95,000     NYS Medcare (Hospital & Nursing Home)      7.350      02/15/2029        02/15/2002(b)             97,722
--------------------------------------------------------------------------------------------------------------------------
  1,825,000     NYS Medcare (Hospital & Nursing Home)      7.400      11/01/2016(s)     05/01/2002(b)          1,900,190
--------------------------------------------------------------------------------------------------------------------------
  5,425,000     NYS Medcare (Hospital & Nursing Home)      7.450      08/15/2031        02/15/2002(a)          5,631,421
--------------------------------------------------------------------------------------------------------------------------
     10,000     NYS Medcare (Hospital & Nursing Home)      7.750      08/15/2010(s)     02/15/2002(b)             10,339
--------------------------------------------------------------------------------------------------------------------------
    135,000     NYS Medcare (Hospital & Nursing Home)      8.625      02/15/2006        02/15/2002(b)            135,871
--------------------------------------------------------------------------------------------------------------------------
    825,000     NYS Medcare (Hospital & Nursing Home)      9.000      02/15/2026        02/15/2002(b)            846,615
--------------------------------------------------------------------------------------------------------------------------
  2,735,000     NYS Medcare (Hospital & Nursing Home)      9.375      11/01/2016(s)     05/01/2002(b)          2,945,595
--------------------------------------------------------------------------------------------------------------------------
  1,820,000     NYS Medcare (Hospital & Nursing Home)     10.000      11/01/2006(s)     05/01/2002(b)          1,939,392
--------------------------------------------------------------------------------------------------------------------------
  1,915,000     NYS Medcare (Huntington Hospital)          6.500      11/01/2014(s)     11/01/2006(b)          1,946,444
--------------------------------------------------------------------------------------------------------------------------
  1,060,000     NYS Medcare (Insured Mtg. Nursing)         6.500      11/01/2015        11/01/2002(b)          1,113,795
--------------------------------------------------------------------------------------------------------------------------
  1,865,000     NYS Medcare (Long Term Health Care)        6.450      11/01/2014(s)     05/01/2002(b)          1,935,031
--------------------------------------------------------------------------------------------------------------------------
     45,000     NYS Medcare (Long Term Health Care)        6.700      11/01/2007        05/01/2002(b)             46,602
--------------------------------------------------------------------------------------------------------------------------
    215,000     NYS Medcare (Long Term Health Care)        6.800      11/01/2014(s)     05/01/2002(b)            223,379
--------------------------------------------------------------------------------------------------------------------------
    130,000     NYS Medcare (Long Term Health Care)        7.100      11/01/2012(s)     05/01/2002(b)            133,296
--------------------------------------------------------------------------------------------------------------------------
    235,000     NYS Medcare (Long Term Health Care)        7.300      11/01/2005(s)     05/01/2002(b)            236,297
--------------------------------------------------------------------------------------------------------------------------
     35,000     NYS Medcare (Long Term Health Care)        7.375      11/01/2011(s)     05/01/2002(b)             35,432
--------------------------------------------------------------------------------------------------------------------------
      5,000     NYS Medcare (Mental Health)                0.000      02/15/2003        02/15/2002(b)              4,714
--------------------------------------------------------------------------------------------------------------------------
      5,000     NYS Medcare (Mental Health)                0.000      08/15/2003        02/15/2002(b)              4,542

                                    22  |  LIMITED TERM NEW YORK MUNICIPAL FUND

                                                                                       Effective
 Principal                                                                              Maturity      Market Value
    Amount                                                    Coupon     Maturity    (Unaudited)*       See Note 1
---------------------------------------------------------------------------------------------------------------------
 New York Continued
 $   325,000    NYS Medcare (Mental Health)                    5.500%  08/15/2021(s)  02/15/2002(b)      $ 325,049
---------------------------------------------------------------------------------------------------------------------
       5,000    NYS Medcare (Mental Health)                    5.700   02/15/2003     02/15/2002(b)          5,015
---------------------------------------------------------------------------------------------------------------------
      70,000    NYS Medcare (Mental Health)                    5.900   08/15/2022(s)  08/15/2002(b)         71,252
---------------------------------------------------------------------------------------------------------------------
      10,000    NYS Medcare (Mental Health)                    6.100   08/15/2013(s)  08/15/2002(b)         10,453
---------------------------------------------------------------------------------------------------------------------
       5,000    NYS Medcare (Mental Health)                    6.375   08/15/2010     02/15/2002(a)          5,130
---------------------------------------------------------------------------------------------------------------------
       5,000    NYS Medcare (Mental Health)                    6.375   08/15/2014     08/15/2004(b)          5,575
---------------------------------------------------------------------------------------------------------------------
       5,000    NYS Medcare (Mental Health)                    6.500   08/15/2024     08/15/2004(a)          5,457
---------------------------------------------------------------------------------------------------------------------
       5,000    NYS Medcare (Mental Health)                    7.100   02/15/2002     02/15/2002             5,021
---------------------------------------------------------------------------------------------------------------------
      10,000    NYS Medcare (Mental Health)                    7.200   02/15/2004     02/15/2002(b)         10,034
---------------------------------------------------------------------------------------------------------------------
     150,000    NYS Medcare (Mental Health)                    7.375   02/15/2014(s)  02/15/2002(b)        150,779
---------------------------------------------------------------------------------------------------------------------
      15,000    NYS Medcare (Mental Health)                    7.400   02/15/2002     02/15/2002            15,099
---------------------------------------------------------------------------------------------------------------------
      10,000    NYS Medcare (Mental Health)                    7.400   08/15/2002     02/15/2002(b)         10,066
---------------------------------------------------------------------------------------------------------------------
       5,000    NYS Medcare (Mental Health)                    7.400   02/15/2003     02/15/2002(b)          5,121
---------------------------------------------------------------------------------------------------------------------
     110,000    NYS Medcare (Mental Health)                    7.600   02/15/2002     02/15/2002           110,750
---------------------------------------------------------------------------------------------------------------------
       5,000    NYS Medcare (Mental Health)                    7.750   08/15/2010(s)  02/15/2002(b)          5,040
---------------------------------------------------------------------------------------------------------------------
      10,000    NYS Medcare (Mental Health)                    7.750   08/15/2010(s)  02/15/2002(b)         10,339
---------------------------------------------------------------------------------------------------------------------
      50,000    NYS Medcare (Mental Health)                    8.875   08/15/2007(s)  02/15/2002(b)         51,535
---------------------------------------------------------------------------------------------------------------------
      85,000    NYS Medcare (Montefiore Medical Center)        5.700   02/15/2012     02/15/2007(b)         91,809
---------------------------------------------------------------------------------------------------------------------
      65,000    NYS Medcare
                (Our Lady of Mercy Medical Center)             6.250   08/15/2015(s)  02/15/2005(b)         67,410
---------------------------------------------------------------------------------------------------------------------
      30,000    NYS Medcare (Our Lady of Victory Hospital)     6.625   11/01/2016(s)  05/01/2002(b)         30,747
---------------------------------------------------------------------------------------------------------------------
      25,000    NYS Medcare (Secured Hospital)                 6.125   08/15/2013(s)  02/15/2004(b)         26,789
---------------------------------------------------------------------------------------------------------------------
     235,000    NYS Medcare (Sisters of Charity Hospital)      6.600   11/01/2007(s)  05/01/2002(b)        240,859
---------------------------------------------------------------------------------------------------------------------
     595,000    NYS Medcare (Sisters of Charity Hospital)      6.600   11/01/2010(s)  05/01/2002(b)        615,974
---------------------------------------------------------------------------------------------------------------------
   7,110,000    NYS Medcare (Sisters of Charity Hospital)      6.625   11/01/2018(s)  05/01/2002(b)      7,336,454
---------------------------------------------------------------------------------------------------------------------
      80,000    NYS Medcare (St. Luke's Hospital)              5.600   08/15/2013(s)  08/15/2005(b)         83,675
---------------------------------------------------------------------------------------------------------------------
      70,000    NYS Medcare (St. Luke's Hospital)              5.625   08/15/2018(s)  08/15/2005(b)         71,047
---------------------------------------------------------------------------------------------------------------------
   2,930,000    NYS Medcare (St. Luke's Hospital)              7.500   11/01/2011(s)  05/01/2002(b)      3,013,066
---------------------------------------------------------------------------------------------------------------------
   3,755,000    NYS Muni Bond Bank Agency
                (Special Program-City of Buffalo)              6.875   03/15/2006(s)  03/15/2002(b)      3,857,699
---------------------------------------------------------------------------------------------------------------------
      10,000    NYS Power Authority                            5.500   01/01/2010(s)  07/01/2002(a)         10,711
---------------------------------------------------------------------------------------------------------------------
     250,000    NYS Thruway Authority                          0.000   01/01/2005     01/01/2005           225,850
---------------------------------------------------------------------------------------------------------------------
     385,000    NYS Thruway Authority                          0.000   01/01/2006     01/01/2006           331,246
---------------------------------------------------------------------------------------------------------------------
      50,000    NYS Thruway Authority                          5.500   04/01/2015(s)  04/01/2007(b)         51,524
---------------------------------------------------------------------------------------------------------------------
      45,000    NYS Thruway Authority                          5.750   04/01/2016(s)  04/01/2008(b)         46,997
---------------------------------------------------------------------------------------------------------------------
      25,000    NYS UDC (Correctional Facilities)              0.000   01/01/2003     01/01/2003            24,552
---------------------------------------------------------------------------------------------------------------------
      30,000    NYS UDC (Correctional Facilities)              0.000   01/01/2007     01/01/2007            24,448
---------------------------------------------------------------------------------------------------------------------
  12,110,000    NYS UDC (Correctional Facilities)              5.250   01/01/2021     03/02/2019(c)     11,888,750
---------------------------------------------------------------------------------------------------------------------
  23,815,000    NYS UDC (Correctional Facilities)              5.375   01/01/2023     12/06/2018(c)     23,666,871
---------------------------------------------------------------------------------------------------------------------
      90,000    NYS UDC (Correctional Facilities)              5.750   01/01/2013(s)  01/01/2005(b)         94,172
---------------------------------------------------------------------------------------------------------------------
      85,000    NYS UDC (Correctional Facilities)              5.750   01/01/2013(s)  01/01/2005(b)         88,941
---------------------------------------------------------------------------------------------------------------------
      15,000    NYS UDC (Correctional Facilities)              6.750   01/01/2026     07/01/2002(b)         15,361
---------------------------------------------------------------------------------------------------------------------
      35,000    NYS UDC (South Mall) CAB                       0.000   01/01/2003     01/01/2003            34,288
---------------------------------------------------------------------------------------------------------------------
     130,000    NYS UDC (South Mall) CAB                       0.000   01/01/2005     06/24/2004(c)        113,870
---------------------------------------------------------------------------------------------------------------------
      50,000    NYS UDC (South Mall) CAB                       0.000   01/01/2005     06/24/2004(c)         43,903
---------------------------------------------------------------------------------------------------------------------
   1,025,000    NYS UDC (South Mall) CAB                       0.000   01/01/2011     04/08/2008(c)        603,664

                                    23  |  LIMITED TERM NEW YORK MUNICIPAL FUND

STATEMENT OF INVESTMENTS  Continued

                                                                                       Effective
 Principal                                                                              Maturity      Market Value
    Amount                                                   Coupon      Maturity    (Unaudited)*       See Note 1
---------------------------------------------------------------------------------------------------------------------
 New York Continued
 $   710,000    NYS UDC (South Mall) CAB                       0.000%  01/01/2011     04/08/2008(c)      $ 420,966
---------------------------------------------------------------------------------------------------------------------
     550,000    NYS UDC (South Mall) CAB                       0.000   01/01/2011     04/08/2008(c)        326,101
---------------------------------------------------------------------------------------------------------------------
   6,000,000    NYS UDC (Sub. Lien)                            5.500   07/01/2022(s)  07/01/2008(b)      6,037,440
---------------------------------------------------------------------------------------------------------------------
   6,630,000    NYS UDC (Sub. Lien)                            5.600   07/01/2026(s)  07/01/2008(b)      6,704,389
---------------------------------------------------------------------------------------------------------------------
   1,780,000    Oneida County IDA (Bonide Products)            5.750   11/01/2007     04/08/2005(c)      1,728,914
---------------------------------------------------------------------------------------------------------------------
   2,285,000    Oneida County IDA (Faxton Hospital)            6.625   01/01/2015(s)  01/01/2010(b)      2,558,012
---------------------------------------------------------------------------------------------------------------------
   1,000,000    Oneida County IDA (Presbyterian Home)          6.250   06/01/2015     06/01/2010(b)      1,079,760
---------------------------------------------------------------------------------------------------------------------
   3,895,000    Oneida Healthcare Corp.                        5.500   02/01/2016(s)  02/01/2013(b)      3,993,972
---------------------------------------------------------------------------------------------------------------------
      75,000    Oneida Healthcare Corp.                        7.100   08/01/2011     02/01/2002(b)         76,842
---------------------------------------------------------------------------------------------------------------------
   1,150,000    Oneida-Herkimer SWMA                           6.600   04/01/2004     04/01/2004         1,216,505
---------------------------------------------------------------------------------------------------------------------
     155,000    Oneida-Herkimer SWMA                           6.750   04/01/2014(s)  04/01/2005(b)        157,455
---------------------------------------------------------------------------------------------------------------------
      85,000    Onondaga County IDA (Coltec Industries)        7.250   06/01/2008(s)  06/01/2002(b)         86,139
---------------------------------------------------------------------------------------------------------------------
   2,605,000    Onondaga County IDA (Le Moyne College)         5.000   12/01/2012     12/01/2012         2,556,599
---------------------------------------------------------------------------------------------------------------------
     510,000    Onondaga County IDA (Le Moyne College)         5.500   03/01/2014     04/08/2012           505,502
---------------------------------------------------------------------------------------------------------------------
  11,885,000    Onondaga County Res Rec                        6.875   05/01/2006     05/01/2002(g)     12,196,506
---------------------------------------------------------------------------------------------------------------------
  14,730,000    Onondaga County Res Rec                        7.000   05/01/2015(s)  05/01/2002(b)     15,081,752
---------------------------------------------------------------------------------------------------------------------
     200,000    Orange County IDA (Glen Arden)                 5.350   01/01/2007     01/01/2007           201,358
---------------------------------------------------------------------------------------------------------------------
     230,000    Orange County IDA (Glen Arden)                 5.400   01/01/2008     01/01/2008           229,837
---------------------------------------------------------------------------------------------------------------------
     570,000    Orange County IDA (Kingston Manufacturing)(i)  7.250   11/01/2003     05/08/2003(c)        557,101
---------------------------------------------------------------------------------------------------------------------
      40,000    Orange County IDA (Mental Health)              6.000   05/01/2008     05/01/2006(b)         42,922
---------------------------------------------------------------------------------------------------------------------
      60,000    Orange County IDA (Mental Health)              6.125   05/01/2016(s)  05/01/2008(b)         62,123
---------------------------------------------------------------------------------------------------------------------
   5,065,000    Orange County IDA
                (St. Luke's Cornwall Hospital Obligated Group) 6.000   12/01/2016(s)  12/01/2012(b)      5,388,198
---------------------------------------------------------------------------------------------------------------------
   1,920,000    Orange County IDA
                (St. Luke's Cornwall Hospital Obligated Group) 6.000   12/01/2016(s)  12/01/2012(b)      2,042,515
---------------------------------------------------------------------------------------------------------------------
   1,805,000    Oswego County Res Rec                          6.500   06/01/2004     05/23/2003(c)      1,879,655
---------------------------------------------------------------------------------------------------------------------
      50,000    Philadelphia, NY GO                            7.500   12/15/2009     12/15/2009            59,440
---------------------------------------------------------------------------------------------------------------------
  11,390,000    Port Authority NY/NJ (Delta Air Lines)         6.950   06/01/2008     06/01/2008        11,248,195
---------------------------------------------------------------------------------------------------------------------
  52,305,000    Port Authority NY/NJ
                (JFK International Air Terminal)               5.750   12/01/2022(s)  12/01/2009(b)     54,030,019
---------------------------------------------------------------------------------------------------------------------
      20,000    Port Authority NY/NJ
                (JFK International Air Terminal)               5.750   12/01/2025(s)  12/01/2007(b)         20,497
---------------------------------------------------------------------------------------------------------------------
   4,165,000    Port Authority NY/NJ (KIAC)                    6.750   10/01/2011     10/01/2008(b)      4,325,269
---------------------------------------------------------------------------------------------------------------------
     275,000    Port Authority NY/NJ (KIAC)                    6.750   10/01/2019(s)  10/01/2008(b)        281,306
---------------------------------------------------------------------------------------------------------------------
  14,850,000    Port Authority NY/NJ (KIAC)                    7.000   10/01/2007     05/02/2005(c)     15,550,326
---------------------------------------------------------------------------------------------------------------------
      15,000    Port Authority NY/NJ, 100th Series             5.750   12/15/2015     06/15/2005(b)         15,549
---------------------------------------------------------------------------------------------------------------------
      50,000    Port Authority NY/NJ, 76th Series              6.500   11/01/2011     05/01/2002(b)         50,562
---------------------------------------------------------------------------------------------------------------------
   9,455,000    Port Authority NY/NJ, 76th Series              6.500   11/01/2026     05/01/2002(b)      9,557,492
---------------------------------------------------------------------------------------------------------------------
      90,000    Port Authority NY/NJ, 76th Series              6.500   11/01/2026(s)  05/01/2002(b)         90,983
---------------------------------------------------------------------------------------------------------------------
   8,335,000    Port Authority NY/NJ, 77th Series              6.250   01/15/2027(s)  01/15/2002(b)      8,423,601
---------------------------------------------------------------------------------------------------------------------
     390,000    Port Authority NY/NJ, 78th Series              6.500   10/15/2008     04/15/2002(b)        396,139
---------------------------------------------------------------------------------------------------------------------
      25,000    Port Authority NY/NJ, 78th Series              6.500   04/15/2011(s)  04/15/2002(b)         25,371
---------------------------------------------------------------------------------------------------------------------
      30,000    Port Authority NY/NJ, 83rd Series              6.375   10/15/2017(s)  10/15/2002(b)         30,616
---------------------------------------------------------------------------------------------------------------------
      10,000    Port Authority NY/NJ, 84th Series              6.000   01/15/2028(s)  01/15/2003(b)         10,158
---------------------------------------------------------------------------------------------------------------------
      10,000    Port Authority NY/NJ, 95th Series              6.000   07/15/2015     07/16/2006(b)         10,284
---------------------------------------------------------------------------------------------------------------------
       5,000    Port Authority NY/NJ, 95th Series              6.125   07/15/2029(s)  07/15/2004(b)          5,134

                                    24  |  LIMITED TERM NEW YORK MUNICIPAL FUND

                                                                                     Effective
 Principal                                                                            Maturity       Market Value
    Amount                                                  Coupon     Maturity    (Unaudited)*        See Note 1
-------------------------------------------------------------------------------------------------------------------
 New York Continued
 $ 3,300,000  Port Authority NY/NJ, 96th Series              6.600%  10/01/2023(s)  10/01/2004(b)     $3,447,444
-------------------------------------------------------------------------------------------------------------------
      10,000  Port Authority NY/NJ, 97th Series              6.500   07/15/2019     01/15/2005(b)         10,485
-------------------------------------------------------------------------------------------------------------------
     500,000  Port Chester CDC (Section 8 Hsg.), Series A    5.500   08/01/2017(s)  08/01/2013(b)        510,720
-------------------------------------------------------------------------------------------------------------------
      25,000  Port Chester IDA (Nadel Industries)            7.000   02/01/2016     02/01/2008(a)         27,685
-------------------------------------------------------------------------------------------------------------------
   1,745,000  Poughkeepsie IDA
              (Eastman & Bixby Redevelopment Corp.)          5.900   08/01/2020     05/17/2009(g)      1,788,555
-------------------------------------------------------------------------------------------------------------------
     980,000  Putnam County IDA (Brewster Plastics)          7.375   12/01/2008     03/15/2006(c)        993,789
-------------------------------------------------------------------------------------------------------------------
   2,000,000  Rensselaer County Tobacco Asset
              Securitization Corp.(w)                        5.200   06/01/2025     12/22/2008(c)      1,985,180
-------------------------------------------------------------------------------------------------------------------
     160,000  Rensselaer Hsg. Authority (Renwyck)            7.650   01/01/2011     12/30/2002(g)        168,123
-------------------------------------------------------------------------------------------------------------------
   1,115,000  Rensselaer Municipal Leasing Corp.
              (Rensselaer County Nursing Home)               6.250   06/01/2004     06/16/2003(c)      1,144,971
-------------------------------------------------------------------------------------------------------------------
      60,000  Rensselaer Municipal Leasing Corp.
              (Rensselaer County Nursing Home)               6.900   06/01/2024     06/01/2006(b)         61,134
-------------------------------------------------------------------------------------------------------------------
   1,700,000  Riverhead HDC (Riverpointe Apartments)         5.850   08/01/2010     06/28/2008(g)      1,751,255
-------------------------------------------------------------------------------------------------------------------
   1,730,000  Rochester Hsg. Authority
              (Crossroads Apartments)                        7.300   07/01/2005     11/03/2003(c)      1,804,546
-------------------------------------------------------------------------------------------------------------------
     580,000  Rochester Hsg. Authority (Stonewood Village)   5.900   09/01/2009     07/29/2005(g)        585,116
-------------------------------------------------------------------------------------------------------------------
     265,000  Rockland County IDA (Dominican College)        7.000   03/01/2003     09/06/2002(c)        273,337
-------------------------------------------------------------------------------------------------------------------
  10,200,000  Rockland County Tobacco Asset
              Securitization Corp.(w)                        5.500   08/15/2025     06/12/2012(c)     10,192,554
-------------------------------------------------------------------------------------------------------------------
     305,000  Rockland Gardens Hsg. Corp.                   10.500   05/01/2011     05/01/2002(b)        312,344
-------------------------------------------------------------------------------------------------------------------
      50,000  Rome GO                                        6.900   12/15/2007     12/15/2003(b)         53,312
-------------------------------------------------------------------------------------------------------------------
     240,000  Rome Hsg. Corp.                                7.000   01/01/2026(s)  07/01/2002(b)        246,602
-------------------------------------------------------------------------------------------------------------------
     225,000  Roxbury CSD GO                                 6.400   06/15/2010     06/15/2005(b)        239,596
-------------------------------------------------------------------------------------------------------------------
     235,000  Roxbury CSD GO                                 6.400   06/15/2011     06/15/2005(b)        249,471
-------------------------------------------------------------------------------------------------------------------
   1,250,000  Saratoga County IDA (Saratoga Sheraton)        6.750   12/31/2007     08/15/2004(c)      1,234,725
-------------------------------------------------------------------------------------------------------------------
     220,000  Schuyler County IDA (Cargill)                  7.900   04/01/2007     04/01/2002(b)        224,004
-------------------------------------------------------------------------------------------------------------------
      25,000  Scotia GO                                      6.100   01/15/2012     07/15/2003(b)         26,767
-------------------------------------------------------------------------------------------------------------------
      30,000  SONYMA, Series 27                              5.650   04/01/2015(s)  10/01/2005(b)         30,593
-------------------------------------------------------------------------------------------------------------------
   3,500,000  SONYMA, Series 27                              5.800   10/01/2020(s)  04/01/2010(b)      3,588,620
-------------------------------------------------------------------------------------------------------------------
     480,000  SONYMA, Series 28                              6.650   04/01/2022(s)  04/01/2002(b)        481,699
-------------------------------------------------------------------------------------------------------------------
      50,000  SONYMA, Series 29-A                            6.100   10/01/2015     03/05/2008(g)         52,365
-------------------------------------------------------------------------------------------------------------------
      25,000  SONYMA, Series 29-B                            6.450   04/01/2015(s)  03/01/2003(b)         25,460
-------------------------------------------------------------------------------------------------------------------
     540,000  SONYMA, Series 30-B                            6.000   04/01/2019     01/22/2004(c)        564,262
-------------------------------------------------------------------------------------------------------------------
      10,000  SONYMA, Series 34                              5.550   09/30/2025(s)  03/01/2006(b)         10,018
-------------------------------------------------------------------------------------------------------------------
   1,220,000  SONYMA, Series 36-A                            6.125   10/01/2020     01/22/2004(c)      1,253,172
-------------------------------------------------------------------------------------------------------------------
     100,000  SONYMA, Series 39                              5.750   10/01/2010(s)  04/01/2006(b)        104,163
-------------------------------------------------------------------------------------------------------------------
     155,000  SONYMA, Series 39                              6.000   10/01/2017(s)  04/01/2006(b)        159,600
-------------------------------------------------------------------------------------------------------------------
   1,560,000  SONYMA, Series 40-A                            6.350   04/01/2021     06/01/2006(b)      1,610,232
-------------------------------------------------------------------------------------------------------------------
      95,000  SONYMA, Series 40-B                            6.400   10/01/2012(s)  08/01/2004(b)         98,807
-------------------------------------------------------------------------------------------------------------------
      20,000  SONYMA, Series 41-A                            6.450   10/01/2014(s)  06/01/2004(b)         20,870
-------------------------------------------------------------------------------------------------------------------
      40,000  SONYMA, Series 41-A                            6.450   10/01/2014(s)  06/01/2004(b)         41,796
-------------------------------------------------------------------------------------------------------------------
      50,000  SONYMA, Series 41-B                            6.250   10/01/2014(s)  08/01/2006(b)         52,201
-------------------------------------------------------------------------------------------------------------------
     700,000  SONYMA, Series 42                              6.400   10/01/2020(s)  09/01/2004(b)        719,243
-------------------------------------------------------------------------------------------------------------------
      50,000  SONYMA, Series 43                              6.100   04/01/2009     09/01/2004(b)         52,773

                                    25  |  LIMITED TERM NEW YORK MUNICIPAL FUND

STATEMENT OF INVESTMENTS  Continued

                                                                                          Effective
Principal                                                                                  Maturity       Market Value
   Amount                                                    Coupon       Maturity      (Unaudited)*        See Note 1
-----------------------------------------------------------------------------------------------------------------------
 New York Continued
 $    25,000  SONYMA, Series 43                               6.100%    10/01/2009       09/01/2004(b)      $   26,386
-----------------------------------------------------------------------------------------------------------------------
     785,000  SONYMA, Series 43                               6.450     10/01/2017(s)    09/01/2004(b)         825,859
-----------------------------------------------------------------------------------------------------------------------
     225,000  SONYMA, Series 46                               6.500     04/01/2013(s)    03/28/2007(b)         237,688
-----------------------------------------------------------------------------------------------------------------------
     140,000  SONYMA, Series 46                               6.600     10/01/2019(s)    03/28/2005(b)         146,763
-----------------------------------------------------------------------------------------------------------------------
  18,650,000  SONYMA, Series 46                               6.650     10/01/2025(s)    03/28/2005(b)      19,415,210
-----------------------------------------------------------------------------------------------------------------------
      65,000  SONYMA, Series 47                               6.375     10/01/2017(s)    03/28/2007(b)          68,167
-----------------------------------------------------------------------------------------------------------------------
      50,000  SONYMA, Series 48                               6.000     04/01/2013       06/29/2007(b)          52,230
-----------------------------------------------------------------------------------------------------------------------
      20,000  SONYMA, Series 48                               6.000     04/01/2013(s)    06/29/2007(b)          20,990
-----------------------------------------------------------------------------------------------------------------------
      40,000  SONYMA, Series 48                               6.100     04/01/2025(s)    06/29/2007(b)          41,205
-----------------------------------------------------------------------------------------------------------------------
      20,000  SONYMA, Series 48                               6.100     04/01/2025(s)    06/29/2007(b)          20,698
-----------------------------------------------------------------------------------------------------------------------
     510,000  SONYMA, Series 50                               6.250     04/01/2010       09/13/2007(b)         522,439
-----------------------------------------------------------------------------------------------------------------------
   5,110,000  SONYMA, Series 50                               6.625     04/01/2025(s)    09/13/2007(b)       5,329,168
-----------------------------------------------------------------------------------------------------------------------
      95,000  SONYMA, Series 51                               6.400     10/01/2017(s)    09/13/2007(b)          98,421
-----------------------------------------------------------------------------------------------------------------------
      10,000  SONYMA, Series 52                               6.100     04/01/2026(s)    01/04/2008(b)          10,320
-----------------------------------------------------------------------------------------------------------------------
      50,000  SONYMA, Series 53                               5.750     10/01/2011(s)    01/04/2008(b)          52,667
-----------------------------------------------------------------------------------------------------------------------
     290,000  SONYMA, Series 54                               6.100     10/01/2015       03/05/2008(g)         303,088
-----------------------------------------------------------------------------------------------------------------------
     415,000  SONYMA, Series 56                               5.875     10/01/2019(s)    07/01/2008(b)         424,844
-----------------------------------------------------------------------------------------------------------------------
     100,000  SONYMA, Series 56                               6.500     10/01/2026(s)    07/01/2008(b)         105,404
-----------------------------------------------------------------------------------------------------------------------
      25,000  SONYMA, Series 60                               6.000     10/01/2022(s)    01/01/2009(b)          25,821
-----------------------------------------------------------------------------------------------------------------------
     570,000  SONYMA, Series 70                               5.375     10/01/2017(s)    03/01/2010(b)         576,150
-----------------------------------------------------------------------------------------------------------------------
   5,000,000  SONYMA, Series 82                               5.550     10/01/2019(s)    10/01/2009(b)       5,020,150
-----------------------------------------------------------------------------------------------------------------------
   3,935,000  SONYMA, Series 84                               5.950     04/01/2030(s)    09/01/2009(b)       4,032,824
-----------------------------------------------------------------------------------------------------------------------
   3,000,000  SONYMA, Series 90                               5.750     10/01/2021       01/20/2004(c)       3,123,660
-----------------------------------------------------------------------------------------------------------------------
   1,000,000  SONYMA, Series 95                               5.500     10/01/2017(s)    04/01/2010(b)       1,025,900
-----------------------------------------------------------------------------------------------------------------------
       5,000  SONYMA, Series MM-1                             7.600     10/01/2002       02/04/2002(b)           5,047
-----------------------------------------------------------------------------------------------------------------------
      10,000  SONYMA, Series MM-2                             7.550     04/01/2002       04/01/2002             10,029
-----------------------------------------------------------------------------------------------------------------------
      35,000  SONYMA, Series QQ                               7.600     10/01/2012       04/01/2002(b)          35,107
-----------------------------------------------------------------------------------------------------------------------
   1,305,000  SONYMA, Series QQ                               7.700     10/01/2012       04/01/2002(b)       1,309,280
-----------------------------------------------------------------------------------------------------------------------
     105,000  Springville HDC (Springbrook)                   5.950     01/01/2010       07/29/2006(c)         106,600
-----------------------------------------------------------------------------------------------------------------------
   1,030,000  St. Casimer's EHC                               7.375     09/01/2010(s)    03/01/2002(b)       1,055,822
-----------------------------------------------------------------------------------------------------------------------
     880,000  St. Lawrence IDA (PACES)                        5.875     06/30/2007       03/03/2005(c)         864,195
-----------------------------------------------------------------------------------------------------------------------
   1,065,000  Suffolk County IDA (ACLD)                       5.750     03/01/2006       03/26/2004(c)       1,031,399
-----------------------------------------------------------------------------------------------------------------------
   1,025,000  Suffolk County IDA (ALIA-CCDRCA)                7.000     06/01/2016       10/11/2010(c)       1,020,162
-----------------------------------------------------------------------------------------------------------------------
   1,230,000  Suffolk County IDA (ALIA-FREE)                  7.000     06/01/2016       10/11/2010(c)       1,224,194
-----------------------------------------------------------------------------------------------------------------------
     580,000  Suffolk County IDA (ALIA-WORCA)                 7.000     06/01/2016       10/11/2010(c)         577,262
-----------------------------------------------------------------------------------------------------------------------
     240,000  Suffolk County IDA (Dowling College)            6.500     12/01/2006       12/01/2006            241,836
-----------------------------------------------------------------------------------------------------------------------
      50,000  Suffolk County IDA (Dowling College)            6.625     06/01/2024       12/29/2016(c)          43,757
-----------------------------------------------------------------------------------------------------------------------
   1,810,000  Suffolk County IDA
              (Huntington First Aid Squad)                    6.025     11/01/2008       01/25/2006(c)       1,733,980
-----------------------------------------------------------------------------------------------------------------------
     290,000  Suffolk County IDA (Mattituck-Laurel Library)   6.000     09/01/2019(s)    09/01/2010(b)         314,085
-----------------------------------------------------------------------------------------------------------------------
      15,000  Suffolk County IDA (OBPWC)                      7.000     11/01/2002       11/01/2002             14,934
-----------------------------------------------------------------------------------------------------------------------
     670,000  Suffolk County IDA (Rimland Facilities)(i)      3.562(v)  12/01/2004       06/01/2002(b)         669,732
-----------------------------------------------------------------------------------------------------------------------
      40,000  Suffolk County Water Authority                  5.625     06/01/2016(s)    06/01/2004(b)          41,390
-----------------------------------------------------------------------------------------------------------------------
   2,120,000  Sunnybrook EHC                                 11.250     12/01/2014(s)    04/01/2002(b)       2,269,693
-----------------------------------------------------------------------------------------------------------------------
   3,130,000  Syracuse COP (Hancock International Airport)    6.500     01/01/2017(s)    07/01/2002(b)       3,199,830

                                    26  |  LIMITED TERM NEW YORK MUNICIPAL FUND

                                                                                                Effective
  Principal                                                                                      Maturity   Market Value
     Amount                                                        Coupon         Maturity    (Unaudited)*    See Note 1
-------------------------------------------------------------------------------------------------------------------------
 New York Continued
 $1,105,000   Syracuse COP (Hancock International Airport)          6.600%      01/01/2005     07/01/2002(b)  $ 1,129,619
-------------------------------------------------------------------------------------------------------------------------
  1,825,000   Syracuse COP (Hancock International Airport)          6.625       01/01/2012(s)  07/01/2002(b)    1,863,307
-------------------------------------------------------------------------------------------------------------------------
  3,650,000   Syracuse COP (Hancock International Airport)          6.625       01/01/2012(s)  07/01/2002(b)    3,739,936
-------------------------------------------------------------------------------------------------------------------------
  1,210,000   Syracuse COP (Hancock International Airport)          6.700       01/01/2007     07/01/2002(b)    1,236,233
-------------------------------------------------------------------------------------------------------------------------
  2,815,000   Syracuse IDA (Crouse Irving Health Hospital)(i)       5.125       01/01/2009     10/05/2005(c)    1,452,230
-------------------------------------------------------------------------------------------------------------------------
    595,000   Syracuse IDA (Pavilion on James Senior Hsg.)(i)       6.500       08/01/2007     04/06/2005(c)      478,517
-------------------------------------------------------------------------------------------------------------------------
  1,175,000   Syracuse SCHC (East Hill Village Apartments)          6.125       11/01/2010     01/09/2007(c)    1,222,259
-------------------------------------------------------------------------------------------------------------------------
    245,000   Tompkins County IDA (Kendall at Ithaca)               7.875       06/01/2015(s)  06/01/2005(b)      253,306
-------------------------------------------------------------------------------------------------------------------------
    295,000   Tompkins Healthcare Corp.
              (Reconstruction Home)                                10.800       02/01/2028(s)  02/01/2005(b)      349,897
-------------------------------------------------------------------------------------------------------------------------
  3,175,000   Tonawanda HDC (Tonawanda Towers)                      6.150       10/01/2011     03/19/2007(g)    3,263,170
-------------------------------------------------------------------------------------------------------------------------
     20,000   Triborough Bridge & Tunnel Authority                  6.000       01/01/2014(s)  01/22/2002(b)       20,053
-------------------------------------------------------------------------------------------------------------------------
  1,430,000   Triborough Bridge & Tunnel Authority                  6.000       01/01/2014(s)  01/22/2002(b)    1,433,804
-------------------------------------------------------------------------------------------------------------------------
    490,000   Triborough Bridge & Tunnel Authority                  6.500       01/01/2019(s)  01/22/2002(b)      498,786
-------------------------------------------------------------------------------------------------------------------------
  2,500,000   TSASC, Inc. (TFABs)                                   5.900       07/15/2017     07/15/2010(b)    2,581,950
-------------------------------------------------------------------------------------------------------------------------
  4,000,000   TSASC, Inc. (TFABs)                                   6.000       07/15/2019     07/15/2010(b)    4,116,880
-------------------------------------------------------------------------------------------------------------------------
  3,525,000   TSASC, Inc. (TFABs)                                   6.000       07/15/2020     07/15/2010(b)    3,635,227
-------------------------------------------------------------------------------------------------------------------------
     10,000   TSASC, Inc. (TFABs)                                   6.000       07/15/2020(s)  07/15/2010(b)       10,306
-------------------------------------------------------------------------------------------------------------------------
     90,000   TSASC, Inc. (TFABs)                                   6.000       07/15/2021(s)  07/15/2010(b)       92,753
-------------------------------------------------------------------------------------------------------------------------
 13,425,000   TSASC, Inc. (TFABs)                                   6.250       07/15/2027(s)  07/15/2010(b)   14,024,426
-------------------------------------------------------------------------------------------------------------------------
    250,000   TSASC, Inc. (TFABs)                                   6.250       07/15/2034(s)  07/15/2010(b)      260,645
-------------------------------------------------------------------------------------------------------------------------
     80,000   Tupper Lake HDC                                       8.125       10/01/2010     04/01/2002(b)       80,571
-------------------------------------------------------------------------------------------------------------------------
  1,300,000   Ulster County IDA (Benedictine Hospital)              6.050       06/01/2005     12/29/2003(c)    1,269,658
-------------------------------------------------------------------------------------------------------------------------
    605,000   Ulster County Tobacco Asset
              Securitization Corp.                                  6.000       06/01/2040(s)  06/01/2012(b)      614,565
-------------------------------------------------------------------------------------------------------------------------
  7,500,000   Ulster County Tobacco Asset
              Securitization Corp.                                  6.750       06/01/2030(s)  06/01/2012(b)    8,065,950
-------------------------------------------------------------------------------------------------------------------------
    455,000   Union Hsg. Authority (Methodist Homes)                6.800       11/01/2004     11/24/2003(c)      464,227
-------------------------------------------------------------------------------------------------------------------------
    390,000   Utica IDA (Utica College Civic Facility)              5.300       08/01/2008     11/30/2004(c)      376,561
-------------------------------------------------------------------------------------------------------------------------
  2,155,000   Utica IDA (Utica College Civic Facility)              6.375       12/01/2011     09/22/2008(c)    2,151,724
-------------------------------------------------------------------------------------------------------------------------
    100,000   Utica SCHC (Steinhorst Apartments)                    6.500       04/15/2008     10/08/2004(g)      106,336
-------------------------------------------------------------------------------------------------------------------------
    100,000   Watervliet EHC                                        8.000       11/15/2002     11/15/2002         100,315
-------------------------------------------------------------------------------------------------------------------------
    330,000   Westchester County IDA
              (Beth Abraham Hospital)                               7.250       12/01/2009     11/03/2006(c)      340,524
-------------------------------------------------------------------------------------------------------------------------
    275,000   Westchester County IDA (JBFS)                         6.500       12/15/2002     12/15/2002         276,295
-------------------------------------------------------------------------------------------------------------------------
    315,000   Westchester County IDA (JDAM)                         6.250       04/01/2005     10/26/2003(c)      323,937
-------------------------------------------------------------------------------------------------------------------------
  1,130,000   Westchester County IDA (JDAM)                         6.750       04/01/2016(s)  04/01/2006(b)    1,180,669
-------------------------------------------------------------------------------------------------------------------------
     50,000   Westchester County IDA
              (Westchester Airport)                                 5.950       08/01/2024(s)  02/01/2002(b)       50,016
-------------------------------------------------------------------------------------------------------------------------
  1,325,000   Yonkers IDA (Hudson Scenic Studio)                    5.875       11/01/2007     07/03/2005(c)    1,269,999
-------------------------------------------------------------------------------------------------------------------------
    165,000   Yonkers IDA (Philipsburgh Hall Associates)            6.750       11/01/2008     02/08/2006(c)      166,414
-------------------------------------------------------------------------------------------------------------------------
  2,850,000   Yonkers IDA (St. John's Riverside Hospital)           6.625       02/01/2026(s)  02/01/2011(b)    2,995,949
-------------------------------------------------------------------------------------------------------------------------
  3,000,000   Yonkers IDA (St. John's Riverside Hospital)           6.800       07/01/2016     09/17/2010(c)    3,060,870
-------------------------------------------------------------------------------------------------------------------------
  1,000,000   Yonkers IDA (St. Joseph's Hospital), Series 98-B      5.900       03/01/2008     03/01/2006(c)      907,660
                                                                                                            -------------
                                                                                                            1,330,851,618

                                    27  |  LIMITED TERM NEW YORK MUNICIPAL FUND

STATEMENT OF INVESTMENTS  Continued

                                                                                                     Effective
   Principal                                                                                          Maturity    Market Value
      Amount                                                             Coupon        Maturity    (Unaudited)*     See Note 1
--------------------------------------------------------------------------------------------------------------------------------
Other States--2.7%
$    345,000  Alliance Airport Authority, TX
              (American Airlines)                                         7.500%     12/01/2029     09/09/2029(c)  $   320,408
--------------------------------------------------------------------------------------------------------------------------------
       5,000  Chicago, IL O'Hare International Airport,
              Series B                                                    7.250      01/01/2009(s)  07/01/2002(b)        5,009
--------------------------------------------------------------------------------------------------------------------------------
     265,000  Dallas-Fort Worth, TX International Airport
              (American Airlines)                                         7.250      11/01/2030     11/01/2030         242,427
--------------------------------------------------------------------------------------------------------------------------------
   3,370,000  Gulf Coast Waste Disposal Authority, TX
              (Champion International Corp.)                              7.250      04/01/2017     04/01/2002(b)    3,455,396
--------------------------------------------------------------------------------------------------------------------------------
  16,800,000  Gulf Coast Waste Disposal Authority, TX
              (Champion International Corp.)                              7.450      05/01/2026     04/01/2002(b)   17,275,272
--------------------------------------------------------------------------------------------------------------------------------
   2,500,000  IL DFA Pollution Control
              (Commonwealth Edison Corp.)                                 7.250      06/01/2011     06/01/2002(b)    2,553,575
--------------------------------------------------------------------------------------------------------------------------------
   1,550,000  Kenton County, KY Airport (Delta Air Lines)                 7.125      02/01/2021     02/01/2021       1,446,863
--------------------------------------------------------------------------------------------------------------------------------
  11,550,000  Kenton County, KY Airport (Delta Air Lines)                 7.500      02/01/2012     02/01/2012      11,281,694
--------------------------------------------------------------------------------------------------------------------------------
   1,000,000  Lawrenceburg, IN Pollution Control
              (Indiana Michigan Power Company)                            7.000      04/01/2015     04/01/2002(b)    1,025,730
--------------------------------------------------------------------------------------------------------------------------------
       5,000  MA HFA (Single Family Hsg.), Series 22                      6.800      04/01/2024(s)  06/01/2002(b)        5,041
--------------------------------------------------------------------------------------------------------------------------------
      30,000  MD Community Devel. Hsg.
              (People's Resource Center)                                  6.100      06/01/2016(s)  04/01/2002(b)       30,671
--------------------------------------------------------------------------------------------------------------------------------
      15,000  Montgomery County, MD HOC
              (Multifamily Mtg.), Series C                                7.150      07/01/2023(s)  07/01/2002(b)       15,373
--------------------------------------------------------------------------------------------------------------------------------
     150,000  NH HE&H Facilities Authority
              (Elliot Hospital of Manchester)                             6.250      10/01/2021(s)  04/01/2002(b)      153,434
--------------------------------------------------------------------------------------------------------------------------------
       5,000  NH Hsg. Finance Authority
              (Single Family Residential Mtg.)                            7.550      07/01/2011(s)  07/01/2002(b)        5,103
--------------------------------------------------------------------------------------------------------------------------------
   2,000,000  NJ EDA (Jersey Central Power & Light)                       7.100      07/01/2015     07/01/2002(b)    2,082,700
--------------------------------------------------------------------------------------------------------------------------------
      10,000  Pulaski County, AR
              (Arkansas Children's Hospital)                              6.100      03/01/2013(s)  03/01/2005(b)       10,166
--------------------------------------------------------------------------------------------------------------------------------
   1,950,000  St. Charles Parish, LA
              (Louisiana Power & Light Company)                           7.500      06/01/2021     06/01/2002(b)    1,993,095
--------------------------------------------------------------------------------------------------------------------------------
       5,000  University of AL
              (University of Alabama-Birmingham)                          6.750      07/01/2007(s)  07/01/2002(b)        5,115
                                                                                                                 ---------------
                                                                                                                    41,907,072
--------------------------------------------------------------------------------------------------------------------------------
U.S. Possessions--11.5%(q)
      25,000  Guam Airport Authority, Series A                            6.500      10/01/2023(s)  10/01/2003(b)       25,529
--------------------------------------------------------------------------------------------------------------------------------
   9,615,000  Guam Airport Authority, Series B                            6.400      10/01/2005     07/09/2003(g)    9,966,044
--------------------------------------------------------------------------------------------------------------------------------
  15,845,000  Guam Airport Authority, Series B                            6.600      10/01/2010(s)  10/01/2003(b)   16,296,583
--------------------------------------------------------------------------------------------------------------------------------
  40,625,000  Guam Airport Authority, Series B                            6.700      10/01/2023(s)  10/01/2003(b)   41,836,844
--------------------------------------------------------------------------------------------------------------------------------
   1,100,000  Guam EDA (TASC)                                             5.000      05/15/2022     11/22/2004(c)    1,090,221
--------------------------------------------------------------------------------------------------------------------------------
   1,950,000  Guam EDA (TASC)                                             5.400      05/15/2031     07/14/2010(c)    1,961,271
--------------------------------------------------------------------------------------------------------------------------------
   2,500,000  Guam EDA (TASC)                                             5.500      05/15/2041(s)  05/15/2011(b)    2,513,450
--------------------------------------------------------------------------------------------------------------------------------
  14,075,000  Guam GO, Series A                                           5.375      11/15/2013     12/23/2011(c)   13,946,355
--------------------------------------------------------------------------------------------------------------------------------
     500,000  Guam GO, Series A                                           5.400      11/15/2018     12/22/2016(c)      491,765
--------------------------------------------------------------------------------------------------------------------------------
   2,470,000  Guam GO, Series A                                           5.625      09/01/2002     03/01/2002(b)    2,482,745
--------------------------------------------------------------------------------------------------------------------------------
   3,630,000  Guam GO, Series A                                           5.700      09/01/2003     03/01/2003(b)    3,644,847
--------------------------------------------------------------------------------------------------------------------------------
   5,250,000  Guam GO, Series A                                           5.750      09/01/2004     03/01/2002(b)    5,267,483
--------------------------------------------------------------------------------------------------------------------------------
   1,975,000  Guam GO, Series A                                           5.900      09/01/2005     03/01/2002(b)    1,980,826
--------------------------------------------------------------------------------------------------------------------------------
   1,000,000  Guam GO, Series A                                           6.000      09/01/2006     03/01/2002(b)    1,002,540
--------------------------------------------------------------------------------------------------------------------------------
      80,000  Guam Highway, Series A                                      6.300      05/01/2012(s)  05/01/2002(b)       82,870

                                    28  |  LIMITED TERM NEW YORK MUNICIPAL FUND

STATEMENT OF INVESTMENTS  Continued

                                                                                                     Effective
 Principal                                                                                            Maturity   Market Value
    Amount                                                              Coupon         Maturity    (Unaudited)*    See Note 1
-------------------------------------------------------------------------------------------------------------------------------
U.S. Possessions Continued
$1,005,000    Guam Water System                                          7.000%      07/01/2009     01/01/2002(b) $ 1,015,050
-------------------------------------------------------------------------------------------------------------------------------
 3,000,000    Northern Mariana Islands, Series A                         6.000       06/01/2020(s)  06/01/2010(b)   3,078,480
-------------------------------------------------------------------------------------------------------------------------------
    39,981    Puerto Rico Aquadilla Bus Lease(i)                         8.500       02/02/2002     02/02/2002         39,992
-------------------------------------------------------------------------------------------------------------------------------
    95,759    Puerto Rico Aquadilla Equipment Lease(i)                   8.000       01/26/2002     01/26/2002         95,812
-------------------------------------------------------------------------------------------------------------------------------
    85,000    Puerto Rico Children's Trust Fund (TASC)                   6.000       07/01/2026(s)  07/01/2010(b)      88,764
-------------------------------------------------------------------------------------------------------------------------------
 1,048,278    Puerto Rico Dept. of Corrections
              Equipment Lease(i)                                         9.000       01/08/2003     07/14/2002(c)   1,062,441
-------------------------------------------------------------------------------------------------------------------------------
 1,157,264    Puerto Rico Dept. of Corrections
              Furniture Lease(i)                                         7.000       04/25/2004     05/07/2003(c)   1,155,343
-------------------------------------------------------------------------------------------------------------------------------
    25,000    Puerto Rico Electric Power Authority                       6.000       07/01/2016(s)  07/01/2004(b)      26,765
-------------------------------------------------------------------------------------------------------------------------------
    30,000    Puerto Rico Electric Power Authority                       6.000       07/01/2016(s)  07/01/2004(b)      32,229
-------------------------------------------------------------------------------------------------------------------------------
 5,000,000    Puerto Rico GO                                             5.250       07/01/2027(s)  07/01/2011(b)   5,027,100
-------------------------------------------------------------------------------------------------------------------------------
     5,000    Puerto Rico GO                                             6.000       07/01/2014(s)  07/01/2002(b)       5,179
-------------------------------------------------------------------------------------------------------------------------------
 1,800,000    Puerto Rico GO YCN                                        10.084(r)    07/01/2008(s)  07/01/2002(b)   1,887,750
-------------------------------------------------------------------------------------------------------------------------------
   400,000    Puerto Rico GO YCN                                        10.132(r)    07/01/2020(s)  07/01/2002(b)     428,000
-------------------------------------------------------------------------------------------------------------------------------
    55,000    Puerto Rico HBFA                                           5.850       10/01/2009     04/01/2007(b)      57,899
-------------------------------------------------------------------------------------------------------------------------------
   470,000    Puerto Rico HBFA                                           6.100       10/01/2015     04/01/2007(b)     488,908
-------------------------------------------------------------------------------------------------------------------------------
    90,000    Puerto Rico HBFA (Affordable Hsg. Mtg.)                    6.250       04/01/2029(s)  04/01/2007(b)      92,826
-------------------------------------------------------------------------------------------------------------------------------
 1,403,611    Puerto Rico Health Dept. Equipment Lease(i,u)              7.099       07/23/2003     10/16/2002(c)   1,400,383
-------------------------------------------------------------------------------------------------------------------------------
   100,000    Puerto Rico HFC                                            6.000       02/01/2009(s)  02/01/2002(b)     102,093
-------------------------------------------------------------------------------------------------------------------------------
    10,000    Puerto Rico HFC                                            7.100       04/01/2002     04/01/2002         10,065
-------------------------------------------------------------------------------------------------------------------------------
   590,000    Puerto Rico HFC                                            7.200       04/01/2003     04/01/2002(b)     593,882
-------------------------------------------------------------------------------------------------------------------------------
    80,000    Puerto Rico HFC                                            7.250       10/01/2004     04/01/2002(b)      80,536
-------------------------------------------------------------------------------------------------------------------------------
    85,000    Puerto Rico HFC                                            7.300       04/01/2006     04/01/2002(b)      85,580
-------------------------------------------------------------------------------------------------------------------------------
   115,000    Puerto Rico HFC                                            7.300       10/01/2006     04/01/2002(b)     115,784
-------------------------------------------------------------------------------------------------------------------------------
    50,000    Puerto Rico HFC                                            7.400       04/01/2007     04/01/2002(b)      50,353
-------------------------------------------------------------------------------------------------------------------------------
 3,470,000    Puerto Rico HFC                                            7.500       10/01/2015(s)  04/01/2002(b)   3,606,059
-------------------------------------------------------------------------------------------------------------------------------
 7,035,000    Puerto Rico HFC                                            7.500       04/01/2022(s)  04/01/2002(b)   7,310,842
-------------------------------------------------------------------------------------------------------------------------------
 1,365,000    Puerto Rico Highway &
              Transportation Authority                                   6.625       07/01/2012(s)  07/01/2002(b)   1,412,789
-------------------------------------------------------------------------------------------------------------------------------
 6,250,000    Puerto Rico IMEPCF (PepsiCo)                               6.250       11/15/2013     11/15/2002(b)   6,620,875
-------------------------------------------------------------------------------------------------------------------------------
 7,175,000    Puerto Rico IMEPCF (PepsiCo)                               6.250       11/15/2013     11/15/2002(b)   7,600,765
-------------------------------------------------------------------------------------------------------------------------------
   310,000    Puerto Rico IMEPCF (Squibb)                                6.500       07/01/2004(s)  07/01/2002(b)     311,541
-------------------------------------------------------------------------------------------------------------------------------
 3,525,000    Puerto Rico Infrastructure                                 7.500       07/01/2009(s)  07/01/2002(b)   3,576,818
-------------------------------------------------------------------------------------------------------------------------------
 1,915,000    Puerto Rico Infrastructure                                 7.750       07/01/2008(s)  07/01/2002(b)   1,943,151
-------------------------------------------------------------------------------------------------------------------------------
 3,140,000    Puerto Rico Infrastructure                                 7.900       07/01/2007(s)  07/01/2002(b)   3,186,158
-------------------------------------------------------------------------------------------------------------------------------
   750,000    Puerto Rico ITEMECF
              (Hospital de la Concepcion)                                6.375       11/15/2015     11/15/2010(b)     830,513
-------------------------------------------------------------------------------------------------------------------------------
 2,000,000    Puerto Rico ITEMECF
              (Hospital de la Concepcion)                                6.500       11/15/2020     11/15/2010(b)   2,205,200
-------------------------------------------------------------------------------------------------------------------------------
 1,870,000    Puerto Rico ITEMECF
              (Mennonite General Hospital)                               6.375       07/01/2006     08/13/2004(c)   1,914,057
-------------------------------------------------------------------------------------------------------------------------------
 1,925,000    Puerto Rico ITEMECF
              (Mennonite General Hospital)                               6.500       07/01/2012     10/09/2009(c)   1,945,270
-------------------------------------------------------------------------------------------------------------------------------
   905,000    Puerto Rico ITEMECF (Polytech University)                  5.700       08/01/2013     07/15/2009(c)     898,140
-------------------------------------------------------------------------------------------------------------------------------
 1,045,000    Puerto Rico ITEMECF
              (Ryder Memorial Hospital)                                  6.400       05/01/2009     02/26/2006(g)   1,074,532

                                    29  |  LIMITED TERM NEW YORK MUNICIPAL FUND

STATEMENT OF INVESTMENTS  Continued

                                                                                                     Effective
 Principal                                                                                            Maturity      Market Value
    Amount                                                             Coupon          Maturity    (Unaudited)*       See Note 1
-----------------------------------------------------------------------------------------------------------------------------------
U.S. Possessions Continued
$  500,000    Puerto Rico ITEMECF
              (University of the Sacred Heart)                          5.250%       09/01/2021     01/04/2018(c)      $  488,870
-----------------------------------------------------------------------------------------------------------------------------------
    91,357    Puerto Rico Natural Resources Dept.
              Equipment Lease(i)                                        7.250        01/25/2002     01/25/2002             91,340
-----------------------------------------------------------------------------------------------------------------------------------
   549,973    Puerto Rico Natural Resources Dept.
              Equipment Lease(i)                                        7.250        10/26/2003     02/02/2003(c)         551,354
-----------------------------------------------------------------------------------------------------------------------------------
     5,973    Puerto Rico Office of the Governor
              Computer Lease(i)                                         6.906        09/30/2002     06/08/2002(c)           5,971
-----------------------------------------------------------------------------------------------------------------------------------
    60,000    Puerto Rico Port Authority                                5.700        07/01/2003(s)  07/01/2002(b)          60,054
-----------------------------------------------------------------------------------------------------------------------------------
     5,000    Puerto Rico Port Authority                                5.750        07/01/2002     07/01/2002              5,015
-----------------------------------------------------------------------------------------------------------------------------------
    30,000    Puerto Rico Port Authority                                6.000        07/01/2021(s)  07/01/2002(b)          30,080
-----------------------------------------------------------------------------------------------------------------------------------
   195,000    Puerto Rico Port Authority                                7.300        07/01/2007(s)  07/01/2002(b)         197,184
-----------------------------------------------------------------------------------------------------------------------------------
   465,000    Puerto Rico Port Authority, Series D                      7.000        07/01/2014(s)  07/01/2002(b)         482,135
-----------------------------------------------------------------------------------------------------------------------------------
     5,000    Puerto Rico Public Buildings Authority                    5.750        07/01/2015(s)  07/01/2003(b)           5,134
-----------------------------------------------------------------------------------------------------------------------------------
   295,000    Puerto Rico Public Buildings Authority                    6.000        07/01/2012(s)  07/01/2002(b)         296,269
-----------------------------------------------------------------------------------------------------------------------------------
 8,835,000    Puerto Rico Public Buildings Authority                    6.000        07/01/2012(s)  07/01/2002(b)       8,922,467
-----------------------------------------------------------------------------------------------------------------------------------
   139,485    Puerto Rico State Courts
              Telephone System Lease(i)                                 7.250        06/04/2002     06/04/2002            139,035
-----------------------------------------------------------------------------------------------------------------------------------
   980,000    Puerto Rico Urban Renewal                                 7.875        10/01/2004(s)  04/01/2002(b)         995,876
-----------------------------------------------------------------------------------------------------------------------------------
    18,311    Puerto Rico Vocational Rehab. Vehicle Lease(i,u)          8.000        02/17/2002     02/17/2002             18,309
-----------------------------------------------------------------------------------------------------------------------------------
   240,000    University of Puerto Rico                                 5.500        06/01/2012(s)  06/01/2002(b)         243,336
-----------------------------------------------------------------------------------------------------------------------------------
    60,000    V.I. HFA                                                  6.500        03/01/2025(s)  03/01/2005(b)          61,417
-----------------------------------------------------------------------------------------------------------------------------------
 2,750,000    V.I. Public Finance Authority                             6.125        10/01/2029(s)  10/01/2011(b)       2,883,375
-----------------------------------------------------------------------------------------------------------------------------------
   250,000    V.I. Public Finance Authority                             6.500        10/01/2024(s)  10/01/2010(b)         267,575
                                                                                                                    ---------------
                                                                                                                      179,792,093
-----------------------------------------------------------------------------------------------------------------------------------
Total Investments, at Value (Cost $1,537,739,047)--99.2%                                                             1,552,550,783
-----------------------------------------------------------------------------------------------------------------------------------
Other Assets Net of Liabilities--0.8%                                                                                  13,148,851
                                                                                                                   ----------------
Net Assets--100.0%                                                                                                 $1,565,699,634
                                                                                                                   ================

Footnotes to Statement of Investments
* Call Date, Put Date or Average Life of Sinking Fund, if applicable, as detailed:
   a. Date of prerefunded call, or maturity date if escrowed to maturity.
   b. Optional call date; corresponds to the most conservative yield calculation.
   c. Average life due to mandatory, or expected, sinking fund principal payments prior to maturity.
   d. Date of mandatory put.
   e. Date of planned principal payment.
   f. Effective maturity corresponding to variable coupon payment date.
   g. Average life due to mandatory, or expected, sinking fund principal payments prior to the applicable optional call date.
i. Illiquid security--See Note 5 of Notes to Financial Statements.
q. All income earned on securities categorized as U.S. Possessions is exempt from federal, New York State and New York City income taxes for the year ended December 31, 2001.
r. Represents the current interest rate for a variable rate bond known as an "inverse floater"--See Note 1 of Notes to Financial Statements.
s. Security also has mandatory sinking fund principal payments prior to maturity and an average life which is shorter than the stated final maturity.
t. Non-income-accruing security.
u. Issuer is in default.
v. Represents the current interest rate for a variable or increasing rate security.
w. When-issued security or forward purchase commitment to be delivered and settled after December 31, 2001.

As of December 31, 2001, securities subject to the alternative minimum tax amount to $543,361,344 or 34.7% of the Fund's net assets.

See accompanying Notes to Financial Statements.

                                    30  |  LIMITED TERM NEW YORK MUNICIPAL FUND

FOOTNOTES TO STATEMENT OF INVESTMENTS  Continued

==================================================================
Portfolio Abbreviations December 31, 2001

To simplify the listing of securities in the Statement of Investments, abbreviations are used per the table below:

ACDS      Association for Children with Down Syndrome            ITEMECF   Industrial, Tourist, Educational, Medical and
ACLD      Adults and Children with Learning and                            Environmental Community Facilities
          Developmental Disabilities                             JBFS      Jewish Board of Family Services
ALIA      Alliance of Long Island Agencies                       JCC       Jewish Community Center
ASMF      Amsterdam Sludge Management Facility                   JDAM      Julia Dyckman Andrus Memorial
CAB       Capital Appreciation Bond                              L.I.      Long Island
CARS      Complimentary Auction Rate Security                    LGAC      Local Government Assistance Corporation
CCDRCA    Catholic Charities of the Diocese of                   LGSC      Local Government Services Corporation
          Rockville Centre and Affiliates                        LILCO     Long Island Lighting Corporation
CDC       Community Development Corporation                      LIMO      Limited Interest Municipal Obligation
CFGA      Child and Family Guidance Association                  MSH       Mount Sinai Hospital
CMA       Community Mainstreaming Associates                     MTA       Metropolitan Transportation Authority
Con Ed    Consolidated Edison Company                            NIMO      Niagara Mohawk Power Corporation
COP       Certificates of Participation                          NYC       New York City
CRR       Center for Rapid Recovery                              NYS       New York State
CSD       Central School District                                NYU       New York University
DA        Dormitory Authority                                    OBPWC     Ocean Bay Park Water Corporation
DFA       Development Finance Authority                          PACES     Potsdam Auxiliary and College Educational Service
DIAMONDS  Direct Investment of Accrued Municipals                PRAMS     Prudential Receipts of Accrual Municipal Securities
EDA       Economic Development Authority                         Res Rec   Resource Recovery Facility
EFC       Environmental Facilities Corporation                   RG&E      Rochester Gas and Electric
EHC       Elderly Housing Corporation                            RITES     Residual Interest Tax Exempt Security
ERDA      Energy Research and Development Authority              SCHC      Senior Citizen Housing Corporation
FREE      Family Residences and Essential Enterprises            SCSB      Schuyler Community Services Board
GO        General Obligation                                     SONYMA    State of New York Mortgage Agency
GRIA      Greater Rochester International Airport                SWMA      Solid Waste Management Authority
HBFA      Housing Bank and Finance Agency                        TASC      Tobacco Settlement Asset-Backed Bonds
HDC       Housing Development Corporation                        TFA       Transitional Finance Authority
HE&H      Higher Educational and Health                          TFABs     Tobacco Flexible Amortization Bonds
HELP      Homeless Economic Loan Program                         UDC       Urban Development Corporation
HFA       Housing Finance Agency                                 UFSD      Union Free School District
HFC       Housing Finance Corporation                            USTA      United States Tennis Association
HJDOI     Hospital for Joint Diseases Orthopaedic Institute      V.I.      United States Virgin Islands
HKSB      Helen Keller Services for the Blind                    WHELC     Wartburg Home of the Evangelical
HOC       Housing Opportunities Commission                                 Lutheran Church
IDA       Industrial Development Agency                          WORCA     Working Organization for Retarded Children
IMEPCF    Industrial, Medical and Environmental Pollution                  and Adults
          Control Facilities                                     YCN       Yield Curve Note

                                    31  |  LIMITED TERM NEW YORK MUNICIPAL FUND

FOOTNOTES TO STATEMENT OF INVESTMENTS  Continued

================================================================================
Industry Concentrations December 31, 2001

Distribution of investments by industry of issue, as a percentage of total investments at value, is as follows:

Industry                                                  Market Value     Percent
-----------------------------------------------------------------------------------
Marine/Aviation Facilities                             $   261,639,684        16.8%
Special Assessment                                         238,720,949        15.4
Hospital/Healthcare                                        210,503,726        13.6
General Obligation                                         156,368,382        10.1
Electric Utilities                                         111,593,750         7.2
Municipal Leases                                            96,584,795         6.2
Multifamily Housing                                         81,209,351         5.2
Resource Recovery                                           68,464,213         4.4
Higher Education                                            53,711,136         3.5
Single Family Housing                                       52,575,346         3.4
Water Utilities                                             39,120,411         2.5
Gas Utilities                                               37,548,539         2.4
Nonprofit Organization                                      32,265,749         2.1
Highways/Railways                                           25,399,594         1.6
Pollution Control                                           24,574,163         1.6
Manufacturing, Non-Durable Goods                            20,845,666         1.3
Sales Tax Revenue                                           11,945,050         0.8
Manufacturing, Durable Goods                                 9,545,324         0.6
Adult Living Facilities                                      9,115,542         0.6
Parking Fee Revenue                                          7,066,659         0.5
Education                                                    3,752,754         0.2
                                                       ----------------------------
                                                       $ 1,552,550,783       100.0%
                                                       ============================

===============================================================================
Summary of Ratings December 31, 2001 / Unaudited

Distribution of investments by rating category, as a percentage of total investments at value, is as follows:

Ratings                                                                    Percent
-----------------------------------------------------------------------------------
AAA                                                                           19.5%
AA                                                                            16.7
A                                                                             35.4
BBB                                                                           23.4
BB                                                                             2.0
B                                                                              0.0
CCC                                                                            0.0
CC                                                                             0.0
C                                                                              0.0
D                                                                              0.1
Not Rated                                                                      2.9
                                                                             ------
                                                                             100.0%
                                                                             ======

Bonds rated by any nationally recognized statistical rating organization are included in the equivalent Standard & Poor's rating category. As a general matter, unrated bonds may be backed by mortgage liens or equipment liens on the underlying property, and also may be guaranteed. Bonds which are backed by a letter of credit or by other financial institutions or agencies may be assigned an investment-grade rating by the Manager, which reflects the quality of the guarantor, institution or agency. Unrated bonds may also be assigned a rating when the issuer has rated bonds outstanding with comparable credit characteristics, or when, in the opinion of the Manager, the bond itself possesses credit characteristics which allow for rating. The unrated bonds in the portfolio are predominantly smaller issuers which have not applied for a bond rating. Only those unrated bonds which subsequent to purchase have not been designated investment grade by the Manager are included in the "Not Rated" category.

                                    32  |  LIMITED TERM NEW YORK MUNICIPAL FUND

STATEMENT OF ASSETS AND LIABILITIES December 31, 2001

=========================================================================================================
Assets

Investments, at value (cost $1,537,739,047)--see accompanying statement                   $1,552,550,783
---------------------------------------------------------------------------------------------------------
Cash                                                                                             891,997
---------------------------------------------------------------------------------------------------------
Receivables and other assets:
Interest                                                                                      28,023,922
Investments sold                                                                              11,748,855
Shares of beneficial interest sold                                                             8,800,423
Other                                                                                            817,770
                                                                                          ---------------
Total assets                                                                               1,602,833,750

=========================================================================================================
Liabilities

Payables and other liabilities:
Investments purchased (including $27,784,192 purchased
on a when-issued or forward commitment basis)                                                 28,134,560
Note payable to bank (interest rate 2.3125% at December 31, 2001)                              5,200,000
Shares of beneficial interest redeemed                                                         3,366,469
Shareholder reports                                                                              176,212
Trustees'compensation                                                                            130,306
Other                                                                                            126,569
                                                                                          ---------------
Total liabilities                                                                             37,134,116

=========================================================================================================
Net Assets                                                                                $1,565,699,634
                                                                                          ===============
=========================================================================================================
Composition Of Net Assets

Paid-in capital                                                                           $1,581,206,322
---------------------------------------------------------------------------------------------------------
Undistributed (overdistributed) net investment income                                          5,181,782
---------------------------------------------------------------------------------------------------------
Accumulated net realized gain (loss) on investment transactions                              (35,500,206)
---------------------------------------------------------------------------------------------------------
Net unrealized appreciation (depreciation) on investments                                     14,811,736
                                                                                          ---------------
Net Assets                                                                                $1,565,699,634
                                                                                          ===============
=========================================================================================================
Net Asset Value Per Share

Class A Shares:
Net asset value and redemption price per share (based on net assets of
$1,124,845,513 and 343,886,681 shares of beneficial interest outstanding)                          $3.27
Maximum offering price per share (net asset value plus sales charge
of 3.50% of offering price)                                                                        $3.39
---------------------------------------------------------------------------------------------------------
Class B Shares:
Net asset value, redemption price (excludes applicable contingent deferred sales charge) and offering price per share (based on net assets of $153,471,095
and 46,970,369 shares of beneficial interest outstanding)                                          $3.27
---------------------------------------------------------------------------------------------------------
Class C Shares:
Net asset value, redemption price (excludes applicable contingent deferred sales charge) and offering price per share (based on net assets of $261,857,095
and 80,273,624 shares of beneficial interest outstanding)                                          $3.26
---------------------------------------------------------------------------------------------------------
Class X Shares:
Net asset value, redemption price (excludes applicable contingent deferred sales charge) and offering price per share (based on net assets of $25,525,931
and 7,784,166 shares of beneficial interest outstanding)                                           $3.28

See accompanying Notes to Financial Statements.

                                    33  |  LIMITED TERM NEW YORK MUNICIPAL FUND

STATEMENT OF OPERATIONS For the Year Ended December 31, 2001

=======================================================================================================
Investment Income

Interest                                                                                  $ 73,880,299

=======================================================================================================
Expenses

Management fees                                                                              5,333,664
-------------------------------------------------------------------------------------------------------
Distribution and service plan fees:
Class A                                                                                      2,417,500
Class B                                                                                      1,138,107
Class C                                                                                      1,500,628
Class X                                                                                        222,461
-------------------------------------------------------------------------------------------------------
Transfer and shareholder servicing agent fees:
Class A                                                                                        359,916
Class B                                                                                         47,748
Class C                                                                                         57,986
Class X                                                                                         14,185
-------------------------------------------------------------------------------------------------------
Interest expense                                                                               456,595
-------------------------------------------------------------------------------------------------------
Accounting service fees                                                                        389,893
-------------------------------------------------------------------------------------------------------
Shareholder reports                                                                            104,853
-------------------------------------------------------------------------------------------------------
Custodian fees and expenses                                                                     99,746
-------------------------------------------------------------------------------------------------------
Other                                                                                           97,890
                                                                                          -------------
Total expenses                                                                              12,241,172
Less reduction to custodian expenses                                                           (29,877)
                                                                                          -------------
Net expenses                                                                                12,211,295

=======================================================================================================
Net Investment Income                                                                       61,669,004

=======================================================================================================
Realized and Unrealized Gain (Loss)

Net realized gain (loss) on investments                                                     (2,533,378)
-------------------------------------------------------------------------------------------------------
Net change in unrealized appreciation (depreciation) on investments                         (4,895,257)
                                                                                          -------------
Net realized and unrealized gain (loss)                                                     (7,428,635)

=======================================================================================================
Net Increase in Net Assets Resulting from Operations                                      $ 54,240,369
                                                                                          =============

See accompanying Notes to Financial Statements.

                                    34  |  LIMITED TERM NEW YORK MUNICIPAL FUND

STATEMENTS OF CHANGES IN NET ASSETS

Year Ended December 31,                                                                       2001             2000
===================================================================================================================
Operations

Net investment income (loss)                                                        $   61,669,004   $   55,532,243
-------------------------------------------------------------------------------------------------------------------
Net realized gain (loss)                                                                (2,533,378)      (7,633,941)
-------------------------------------------------------------------------------------------------------------------
Net change in unrealized appreciation (depreciation)                                    (4,895,257)      34,684,890
                                                                                   --------------------------------
Net increase (decrease) in net assets resulting from operations                         54,240,369       82,583,192

===================================================================================================================
Dividends and/or Distributions to Shareholders

Dividends from net investment income:
Class A                                                                                (46,987,073)     (44,847,231)
Class B                                                                                 (4,462,285)      (3,406,138)
Class C                                                                                 (5,813,232)      (4,210,488)
Class X                                                                                 (1,254,737)      (1,457,394)

===================================================================================================================
Beneficial Interest Transactions

Net increase (decrease) in net assets resulting from
beneficial interest transactions:
Class A                                                                                200,015,912     (121,748,106)
Class B                                                                                 61,199,956        1,834,641
Class C                                                                                161,546,894      (20,002,042)
Class X                                                                                 (7,159,748)      (7,670,046)

===================================================================================================================
Net Assets

Total increase (decrease)                                                              411,326,056     (118,923,612)
-------------------------------------------------------------------------------------------------------------------
Beginning of period                                                                  1,154,373,578    1,273,297,190
                                                                                    -------------------------------
End of period [including undistributed (overdistributed) net investment income
of $5,181,782 and $2,030,105, respectively]                                         $1,565,699,634   $1,154,373,578
                                                                                    ===============================

See accompanying Notes to Financial Statements.

                                    35  |  LIMITED TERM NEW YORK MUNICIPAL FUND

FINANCIAL HIGHLIGHTS

Class A                 Year Ended December 31,                      2001       2000         1999        1998        1997
==========================================================================================================================
Per Share Operating Data

Net asset value, beginning of period                           $     3.27   $   3.19   $     3.37    $   3.34    $   3.26
--------------------------------------------------------------------------------------------------------------------------
Income (loss) from investment operations:
Net investment income                                                 .16        .16          .15         .16         .17
Net realized and unrealized gain (loss)                                 -        .07         (.18)        .03        1.08
                                                               -----------------------------------------------------------
Total income (loss) from investment operations                        .16        .23         (.03)        .19         .25
--------------------------------------------------------------------------------------------------------------------------
Dividends and/or distributions to shareholders:
Dividends from net investment income                                 (.16)      (.15)        (.15)       (.16)       (.17)
--------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                                 $     3.27   $   3.27   $     3.19    $   3.37    $   3.34

                                                               ===========================================================

==========================================================================================================================
Total Return, at Net Asset Value(1)                                  4.85%      7.47%       (0.87)%      5.94%       8.01%

==========================================================================================================================
Ratios/Supplemental Data

Net assets, end of period (in thousands)                       $1,124,846   $927,079   $1,025,714    $979,316    $771,828
--------------------------------------------------------------------------------------------------------------------------
Average net assets (in thousands)                              $  996,671   $945,492   $1,060,745    $884,849    $677,376
--------------------------------------------------------------------------------------------------------------------------
Ratios to average net assets:(2)
Net investment income                                                4.95%      4.88%        4.64%       4.80%       5.27%
Expenses                                                             0.78%      0.85%        0.81%       0.82%(3)    0.83%
Expenses, net of interest expense and
reduction to custodian expense(4)                                    0.74%      0.78%        0.77%       0.80%       0.80%
--------------------------------------------------------------------------------------------------------------------------
Portfolio turnover rate                                                23%        37%          37%         25%         27%

1. Assumes a $1,000 hypothetical initial investment on the business day before the first day of the fiscal period (or inception of offering), with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns. Total returns are not annualized for periods of less than one full year.
2. Annualized for periods of less than one full year.
3. Expense ratio has been calculated without adjustment for the reduction to custodian expenses.
4. During the periods shown above, the Fund's interest expense was substantially offset by the incremental interest income generated on bonds purchased with borrowed funds.

See accompanying Notes to Financial Statements.

                                    36  |  LIMITED TERM NEW YORK MUNICIPAL FUND

Class B       Year Ended December 31,                             2001      2000      1999       1998       1997(1)
====================================================================================================================
Per Share Operating Data

Net asset value, beginning of period                            $   3.27   $  3.19   $  3.37    $  3.34    $  3.25
--------------------------------------------------------------------------------------------------------------------
Income (loss) from investment operations:
Net investment income                                                .13       .13       .13        .14        .10
Net realized and unrealized gain (loss)                                -       .08      (.18)       .03        .09
                                                                ----------------------------------------------------
Total income (loss) from investment operations                       .13       .21      (.05)       .17        .19
--------------------------------------------------------------------------------------------------------------------
Dividends and/or distributions to shareholders:
Dividends from net investment income                                (.13)     (.13)     (.13)      (.14)      (.10)
--------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                                  $   3.27   $  3.27   $  3.19    $  3.37    $  3.34
                                                                ====================================================

====================================================================================================================
Total Return, at Net Asset Value(2)                                 4.06%     6.65%    (1.64)%     5.13%      5.89%

====================================================================================================================
Ratios/Supplemental Data

Net assets, end of period (in thousands)                        $153,471   $92,786   $88,758    $64,388    $21,500
====================================================================================================================
Average net assets (in thousands)                               $113,976   $86,107   $78,263    $43,620    $ 9,873
--------------------------------------------------------------------------------------------------------------------
Ratios to average net assets:(3)
Net investment income                                               4.17%     4.09%     3.84%      3.97%      4.18%
Expenses                                                            1.54%     1.63%     1.59%      1.59%(4)   1.56%
Expenses, net of interest expense and
reduction to custodian expense(5)                                   1.50%     1.56%     1.55%      1.57%      1.54%
--------------------------------------------------------------------------------------------------------------------
Portfolio turnover rate                                               23%       37%       37%        25%        27%

1. For the period from May 1, 1997 (inception of offering) to December 31,
1997.
2. Assumes a $1,000 hypothetical initial investment on the business day before the first day of the fiscal period (or inception of offering), with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns. Total returns are not annualized for periods of less than one full year.
3. Annualized for periods of less than one full year.
4. Expense ratio has been calculated without adjustment for the reduction to custodian expenses.
5. During the periods shown above, the Fund's interest expense was substantially offset by the incremental interest income generated on bonds purchased with borrowed funds.

See accompanying Notes to Financial Statements.

                                    37  |  LIMITED TERM NEW YORK MUNICIPAL FUND

FINANCIAL HIGHLIGHTS  Continued

Class C             Year Ended December 31,                       2001       2000       1999       1998       1997(1)
=====================================================================================================================
Per Share Operating Data

Net asset value, beginning of period                          $   3.26   $   3.18   $   3.36    $  3.33    $  3.25
---------------------------------------------------------------------------------------------------------------------
Income (loss) from investment operations:
Net investment income                                              .13        .13        .13        .14        .10
Net realized and unrealized gain (loss)                              -        .08       (.18)       .03        .08
                                                              -------------------------------------------------------
Total income (loss) from investment operations                     .13        .21       (.05)       .17        .18
---------------------------------------------------------------------------------------------------------------------
Dividends and/or distributions to shareholders:
Dividends from net investment income                              (.13)      (.13)      (.13)      (.14)      (.10)
---------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                                $   3.26   $   3.26   $   3.18    $  3.36    $  3.33
                                                              =======================================================

=====================================================================================================================
Total Return, at Net Asset Value(2)                               4.06%      6.67%     (1.63)%     5.15%      5.58%

=====================================================================================================================
Ratios/Supplemental Data

Net assets, end of period (in thousands)                      $261,857   $101,858   $119,329    $94,870    $26,862
---------------------------------------------------------------------------------------------------------------------
Average net assets (in thousands)                             $150,504   $105,452   $116,249    $61,717    $12,705
---------------------------------------------------------------------------------------------------------------------
Ratios to average net assets:(3)
Net investment income                                             4.13%      4.11%      3.86%      3.98%      4.22%
Expenses                                                          1.53%      1.62%      1.57%      1.57%(4)   1.54%
Expenses, net of interest expense and
reduction to custodian expense(5)                                 1.49%      1.55%      1.53%      1.55%      1.51%
---------------------------------------------------------------------------------------------------------------------
Portfolio turnover rate                                             23%        37%        37%        25%        27%

1. For the period from May 1, 1997 (inception of offering) to December 31,
1997.
2. Assumes a $1,000 hypothetical initial investment on the business day before the first day of the fiscal period (or inception of offering), with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns. Total returns are not annualized for periods of less than one full year.
3. Annualized for periods of less than one full year.
4. Expense ratio has been calculated without adjustment for the reduction to custodian expenses.
5. During the periods shown above, the Fund's interest expense was substantially offset by the incremental interest income generated on bonds purchased with borrowed funds.

See accompanying Notes to Financial Statements.

                                    38  |  LIMITED TERM NEW YORK MUNICIPAL FUND

Class X             Year Ended December 31,                          2001      2000      1999       1998       1997
=====================================================================================================================
Per Share Operating Data

Net asset value, beginning of period                              $  3.28   $  3.20   $  3.38    $  3.35    $  3.27
---------------------------------------------------------------------------------------------------------------------
Income (loss) from investment operations:
Net investment income                                                 .15       .14       .13        .15        .16
Net realized and unrealized gain (loss)                              (.01)      .08      (.18)       .03        .08
                                                                  ---------------------------------------------------
Total income (loss) from investment operations                        .14       .22      (.05)       .18        .24
---------------------------------------------------------------------------------------------------------------------
Dividends and/or distributions to shareholders:
Dividends from net investment income                                 (.14)     (.14)     (.13)      (.15)      (.16)
---------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                                    $  3.28   $  3.28   $  3.20    $  3.38    $  3.35
                                                                  ===================================================

=====================================================================================================================
Total Return, at Net Asset Value(1)                                  4.30%     6.88%    (1.39)%     5.38%      7.44%

=====================================================================================================================
Ratios/Supplemental Data

Net assets, end of period (in thousands)                          $25,526   $32,651   $39,496    $47,424    $52,510
---------------------------------------------------------------------------------------------------------------------
Average net assets (in thousands)                                 $29,642   $34,684   $44,237    $49,866    $49,563
---------------------------------------------------------------------------------------------------------------------
Ratios to average net assets:(2)
Net investment income                                                4.46%     4.34%     4.11%      4.30%      4.75%
Expenses                                                             1.31%     1.39%     1.34%      1.35%(3)   1.35%
Expenses, net of interest expense and
reduction to custodian expense(4)                                    1.27%     1.32%     1.30%      1.32%      1.32%
---------------------------------------------------------------------------------------------------------------------
Portfolio turnover rate                                                23%       37%       37%        25%        27%

1. Assumes a $1,000 hypothetical initial investment on the business day before the first day of the fiscal period (or inception of offering), with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns. Total returns are not annualized for periods of less than one full year.
2. Annualized for periods of less than one full year.
3. Expense ratio has been calculated without adjustment for the reduction to custodian expenses.
4. During the periods shown above, the Fund's interest expense was substantially offset by the incremental interest income generated on bonds purchased with borrowed funds.

See accompanying Notes to Financial Statements.

                                    39  |  LIMITED TERM NEW YORK MUNICIPAL FUND

NOTES TO FINANCIAL STATEMENTS

===============================================================================
1. Significant Accounting Policies
Limited Term New York Municipal Fund (the Fund) is a separate series of Rochester Portfolio Series, a diversified, open-end management investment company registered under the Investment Company Act of 1940, as amended. The Fund's investment objective is to seek as high a level of income exempt from federal income tax and New York State and New York City personal income taxes as is consistent with its investment policies and prudent investment management. The Fund's investment advisor is OppenheimerFunds, Inc. (the Manager).
    The Fund offers Class A, Class B and Class C shares. As of January 6,
1998, the Fund is no longer offering Class X shares (Class X shares were designated as Class B shares prior to May 1, 1997). Class A shares are sold at their offering price, which is normally net asset value plus a front-end sales charge. Class B and Class C shares are sold without a front-end sales charge but may be subject to a contingent deferred sales charge (CDSC). Class X shares may also be subject to a CDSC. All classes of shares have identical rights to earnings, assets and voting privileges, except that each class has its own expenses directly attributable to that class and exclusive voting rights with respect to matters affecting that class. Classes A, B, C and X have separate distribution and/or service plans. Class B and Class X shares will automatically convert to Class A shares six years after the date of purchase. The following is a summary of significant accounting policies consistently followed by the Fund.
-------------------------------------------------------------------------------
Securities Valuation. Securities listed or traded on National Stock Exchanges or other domestic or foreign exchanges are valued based on the last sale price of the security traded on that exchange prior to the time when the Fund's assets are valued. In the absence of a sale, the security is valued at the last sale price on the prior trading day, if it is within the spread of the closing bid and asked prices, and if not, at the closing bid price. Securities (including restricted securities) for which quotations are not readily available are valued primarily using dealer-supplied valuations, a portfolio pricing service authorized by the Board of Trustees, or at their fair value. Fair value is determined in good faith under consistently applied procedures under the supervision of the Board of Trustees. Short-term "money market type" debt securities with remaining maturities of sixty days or less are valued at amortized cost (which approximates market value).
-------------------------------------------------------------------------------
Securities Purchased on a When-Issued or Forward Commitment Basis. Delivery and payment for securities that have been purchased by the Fund on a when-issued basis can take place a month or more after the trade date. Normally the settlement date occurs within six months after the trade date; however, the Fund may, from time to time, purchase securities whose settlement date extends beyond six months or more after trade date. During this period, such securities do not earn interest, are subject to market fluctuation and may increase or decrease in value prior to their delivery. The Fund maintains segregated assets with a market value equal to or greater than the amount of its commitments. These transactions may increase the volatility of the Fund's net asset value to the extent the Fund executes such transactions while remaining substantially fully invested. As of December 31, 2001, the Fund had entered into outstanding net when-issued or forward commitment transactions of $27,784,192.
-------------------------------------------------------------------------------
Inverse Floating Rate Securities. The Fund invests in inverse floating rate securities that pay interest at a rate that varies inversely with short-term interest rates. Certain of these securities may be leveraged, whereby the interest rate varies inversely at a multiple of the change in short-term rates. As interest rates rise, inverse floaters produce less current income. The price of such securities is more volatile than comparable fixed-rate securities. The Fund intends to invest no more than 5% of its total assets in inverse floaters. Inverse floaters amount to $22,712,816 as of December 31, 2001. Including the effect of leverage, inverse floaters represent 2.20% of the Fund's total assets as of December 31, 2001.

                                    40  |  LIMITED TERM NEW YORK MUNICIPAL FUND

-------------------------------------------------------------------------------
Security Credit Risk. There are certain risks arising from geographic concentration in any state. Certain revenue or tax-related events in a state may impair the ability of certain issuers of municipal securities to pay principal and interest on their obligations.
-------------------------------------------------------------------------------
Allocation of Income, Expenses, Gains and Losses. Income, expenses (other than those attributable to a specific class), gains and losses are allocated daily to each class of shares based upon the relative proportion of net assets represented by such class. Operating expenses directly attributable to a specific class are charged against the operations of that class.
-------------------------------------------------------------------------------
Federal Taxes. The Fund intends to continue to comply with provisions of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable income, including any net realized gain on investments not offset by loss carryovers, to shareholders. Therefore, no federal income or excise tax provision is required.

As of December 31, 2001, the Fund had available for federal income tax purposes unused capital loss carryovers as follows:

     Expiring
     ------------------------------------------------------
     2002                                       $ 6,750,004
     ------------------------------------------------------
     2003                                         2,250,684
     ------------------------------------------------------
     2004                                           244,677
     ------------------------------------------------------
     2006                                           484,870
     ------------------------------------------------------
     2007                                        15,555,960
     ------------------------------------------------------
     2008                                         7,670,334
     ------------------------------------------------------
     2009                                         2,543,678
                                                -----------
     Total Capital Loss Carryover               $35,500,207
                                                ===========

-------------------------------------------------------------------------------
Trustees' Compensation. The Fund has adopted an unfunded retirement plan for the Fund's independent Board of Trustees. Benefits are based on years of service and fees paid to each trustee during the years of service. During the year ended December 31, 2001, the Fund's projected benefit obligations were decreased by $143,985 and payments of $2,627 were made to retired trustees, resulting in an accumulated liability of $122,506 as of December 31, 2001.
    The Board of Trustees has adopted a deferred compensation plan for independent trustees that enables trustees to elect to defer receipt of all or a portion of annual compensation they are entitled to receive from the Fund. Under the plan, the compensation deferred is periodically adjusted as though an equivalent amount had been invested for the Board of Trustees in shares of one or more Oppenheimer funds selected by the trustee. The amount paid to the Board of Trustees under the plan will be determined based upon the performance of the selected funds. Deferral of trustees' fees under the plan will not affect the net assets of the Fund, and will not materially affect the Fund's assets, liabilities or net investment income per share.
-------------------------------------------------------------------------------
Dividends and Distributions to Shareholders. Dividends and distributions to shareholders, which are determined in accordance with income tax regulations, are recorded on the ex-dividend date.
-------------------------------------------------------------------------------
Classification of Dividends and Distributions to Shareholders. Net investment income (loss) and net realized gain (loss) may differ for financial statement and tax purposes. The character of dividends and distributions made during the fiscal year from net investment income or net realized gains may differ from their ultimate characterization for federal income tax purposes. Also, due to timing of dividends and distributions, the fiscal year in which amounts are distributed may differ from the fiscal year in which the income or realized gain was recorded by the Fund.

                                    41  |  LIMITED TERM NEW YORK MUNICIPAL FUND

NOTES TO FINANCIAL STATEMENTS  Continued

-------------------------------------------------------------------------------
1. Significant Accounting Policies Continued
Investment Income. Interest income, which includes accretion of discount and amortization of premium, is accrued as earned.
-------------------------------------------------------------------------------
Security Transactions. Security transactions are accounted for as of trade date. Gains and losses on securities sold are determined on the basis of identified cost.
-------------------------------------------------------------------------------
Other. The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.
-------------------------------------------------------------------------------
2. Shares of Beneficial Interest
The Fund has authorized an unlimited number of no par value shares of beneficial interest of each class. Transactions in shares of beneficial interest were as follows:

                                                              Year Ended December 31, 2001      Year Ended December 31, 2000
                                                                    Shares          Amount           Shares          Amount
-----------------------------------------------------------------------------------------------------------------------------
Class A
Sold                                                           104,874,745   $ 345,581,785       30,497,760   $  97,989,808
Dividends and/or distributions reinvested                        9,203,545      30,259,146        8,746,099      28,077,543
Redeemed                                                       (53,458,873)   (175,825,019)     (77,375,199)   (247,815,457)
                                                               --------------------------------------------------------------
Net increase (decrease)                                         60,619,417   $ 200,015,912      (38,131,340)  $(121,748,106)
                                                               ==============================================================
-----------------------------------------------------------------------------------------------------------------------------

Class B
Sold                                                            21,666,955   $  71,297,469        5,527,602   $  17,764,247
Dividends and/or distributions reinvested                          914,062       3,002,247          715,828       2,296,395
Redeemed                                                        (3,991,598)    (13,099,760)      (5,700,634)    (18,226,001)
                                                               --------------------------------------------------------------
Net increase (decrease)                                         18,589,419   $  61,199,956          542,796   $   1,834,641
                                                               ==============================================================

-----------------------------------------------------------------------------------------------------------------------------

Class C
Sold                                                            54,464,526   $ 179,215,562        5,349,627   $  17,125,175
Dividends and/or distributions reinvested                        1,299,814       4,263,310          965,305       3,092,089
Redeemed                                                        (6,690,465)    (21,931,978)     (12,593,417)    (40,219,306)
                                                               --------------------------------------------------------------
Net increase (decrease)                                         49,073,875   $ 161,546,894       (6,278,485)  $ (20,002,042)
                                                               ==============================================================

-----------------------------------------------------------------------------------------------------------------------------

Class X
Sold                                                                     -   $           -                -   $           -
Dividends and/or distributions reinvested                          247,588         816,174          302,132         971,839
Redeemed                                                        (2,416,640)     (7,975,922)      (2,697,344)     (8,641,885)
                                                               --------------------------------------------------------------
Net increase (decrease)                                         (2,169,052)  $  (7,159,748)      (2,395,212)  $  (7,670,046)
                                                               ==============================================================

                                    42  |  LIMITED TERM NEW YORK MUNICIPAL FUND

-------------------------------------------------------------------------------
3. Purchases and Sales of Securities
The aggregate cost of purchases and proceeds from sales of securities, other than short-term obligations, for the year ended December 31, 2001, were $713,765,903 and $298,278,591, respectively.

As of December 31, 2001, unrealized appreciation (depreciation) based on cost of securities for federal income tax purposes of $1,537,739,047 was:

     Gross unrealized appreciation                      $ 25,879,104
     Gross unrealized depreciation                       (11,067,368)
                                                        ------------
     Net unrealized appreciation (depreciation)         $ 14,811,736
                                                        ============

===============================================================================
4. Fees and Other Transactions with Affiliates
Management Fees. Management fees paid to the Manager were in accordance with the investment advisory agreement with the Fund which provides for a fee of 0.50% of the first $100 million of average daily net assets, 0.45% of the next $150 million, 0.40% of the next $1.75 billion, and 0.39% of average daily net assets in excess of $2 billion. The Fund's management fee for the year ended December 31, 2001, was $5,333,664, or 0.41% of average annual net assets for each class of shares.
-------------------------------------------------------------------------------
Accounting Fees. Accounting fees paid to the Manager were in accordance with the accounting services agreement with the Fund, which provides for an annual fee of $12,000 for the first $30 million of net assets and $9,000 for each additional $30 million of net assets. During the year ended December 31, 2001, the Fund paid $389,893 to the Manager for accounting and pricing services.
-------------------------------------------------------------------------------
Transfer Agent Fees. OppenheimerFunds Services (OFS), a division of the Manager, acts as the transfer and shareholder servicing agent for the Fund. The Fund pays OFS an agreed upon per account fee.
    OFS has voluntarily agreed to limit transfer and shareholder servicing agent fees for all classes, to 0.35% per annum, effective October 1, 2001. This undertaking may be amended or withdrawn at any time.
-------------------------------------------------------------------------------
Distribution and Service Plan Fees. Under its General Distributor's Agreement with the Manager, the Distributor acts as the Fund's principal underwriter in the continuous public offering of the different classes of shares of the Fund.

The compensation paid to (or retained by) the Distributor from the sale of shares or on the redemption of shares is shown in the table below for the period indicated.

                                    Aggregate          Class A         Commissions         Commissions       Commissions
                                    Front-End        Front-End          on Class A          on Class B        on Class C
                                Sales Charges    Sales Charges              Shares              Shares            Shares
                                   on Class A      Retained by         Advanced by         Advanced by       Advanced by
Year Ended                             Shares      Distributor         Distributor(1)      Distributor(1)    Distributor(1)
---------------------------------------------------------------------------------------------------------------------------
December 31,2001                   $3,175,203         $580,635            $532,158          $1,801,030        $1,714,796

1. The Distributor advances commission payments to dealers for certain sales of Class A shares and for sales of Class B and Class C shares from its own resources at the time of sale.

                                 Class A                  Class B                  Class C                  Class X
                     Contingent Deferred      Contingent Deferred      Contingent Deferred      Contingent Deferred
                           Sales Charges            Sales Charges            Sales Charges            Sales Charges
Year Ended       Retained by Distributor  Retained by Distributor  Retained by Distributor  Retained by Distributor
--------------------------------------------------------------------------------------------------------------------
December 31,2001                 $26,204                 $205,542                  $39,182                   $3,703

                                    43  |  LIMITED TERM NEW YORK MUNICIPAL FUND

NOTES TO FINANCIAL STATEMENTS Continued

-------------------------------------------------------------------------------
4. Fees and Other Transactions with Affiliates Continued
Distribution and Service Plan Fees Continued
The Fund has adopted a Service Plan for Class A shares and Distribution and Service Plans for Class B, Class C and Class X shares under Rule 12b-1 of the Investment Company Act. Under those plans the Fund pays the Distributor for all or a portion of its costs incurred in connection with the distribution and/or servicing of the shares of the particular class.
-------------------------------------------------------------------------------
Class A Service Plan Fees. Under the Class A service plan, the Distributor currently uses the fees it receives from the Fund to pay brokers, dealers and other financial institutions. The Class A service plan permits reimbursements to the Distributor at a rate of up to 0.25% of average annual net assets of Class A shares purchased. The Distributor makes payments to plan recipients quarterly at an annual rate not to exceed 0.25% of the average annual net assets consisting of Class A shares of the Fund. For the year ended December 31, 2001, payments under the Class A plan totaled $2,417,500, all of which were paid by the Distributor to recipients, and included $47,298 paid to an affiliate of the Manager. Any unreimbursed expenses the Distributor incurs with respect to Class A shares in any fiscal year cannot be recovered in subsequent years.
-------------------------------------------------------------------------------
Class B, Class C and Class X Distribution and Service Plan Fees. Under each plan, service fees and distribution fees are computed on the average of the net asset value of shares in the respective class, determined as of the close of each regular business day during the period. The Class B, Class C and Class X plans provide for the Distributor to be compensated at a flat rate, whether the Distributor's distribution expenses are more or less than the amounts paid by the Fund under the plan during the period for which the fee is paid.
    The Distributor retains the asset-based sales charge on Class B and Class
X shares. The Distributor retains the asset-based sales charge on Class C shares during the first year the shares are outstanding. The asset-based sales charges on Class B and Class C shares allow investors to buy shares without a front-end sales charge while allowing the Distributor to compensate dealers that sell those shares.
    The Distributor's actual expenses in selling Class B and Class C shares may be more than the payments it receives from the contingent deferred sales charges collected on redeemed shares and asset-based sales charges from the Fund under the plans. If any plan is terminated by the Fund, the Board of Trustees may allow the Fund to continue payments of the asset-based sales charge to the Distributor for distributing shares before the plan was terminated. The plans allow for the carryforward of distribution expenses, to be recovered from asset-based sales charges in subsequent fiscal periods.

Distribution fees paid to the Distributor for the year ended December 31, 2001, were as follows:

                                                                      Distributor's
                                                     Distributor's        Aggregate
                                                         Aggregate     Unreimbursed
                                                      Unreimbursed    Expenses as %
                Total Payments    Amount Retained         Expenses    of Net Assets
                    Under Plan     by Distributor       Under Plan         of Class
-----------------------------------------------------------------------------------
Class B Plan       $ 1,138,107           $853,216       $2,973,970            1.94%
Class C Plan         1,500,628            423,984        4,861,376             1.86
Class X Plan           222,461            148,502                -                -

                                    44  |  LIMITED TERM NEW YORK MUNICIPAL FUND

===============================================================================
5. Illiquid Securities
As of December 31, 2001, investments in securities included issues that are illiquid. A security may be considered illiquid if it lacks a readily available market or if its valuation has not changed for a certain period of time. The Fund intends to invest no more than 15% of its net assets (determined at the time of purchase and reviewed periodically) in illiquid securities. The aggregate value of illiquid securities subject to this limitation as of December 31, 2001, was $28,461,000, which represents 1.82% of the Fund's net assets.
===============================================================================
6. Bank Borrowings
The Fund may borrow up to 10% of its total assets from a bank to purchase portfolio securities, or for temporary and emergency purposes. The purchase of securities with borrowed funds creates leverage in the Fund. The Fund has entered into an agreement which enables it to participate with certain other Oppenheimer funds in an unsecured line of credit with a bank, which permits borrowings up to $250 million, collectively. Interest is charged to each fund, based on its borrowings, at a rate equal to the Federal Funds Rate plus 0.625%. The Fund also pays a commitment fee equal to its pro rata share of the average unutilized amount of the credit facility at a rate of 0.09% per annum.
    The Fund had borrowings outstanding of $5,200,000 as of December 31, 2001. For the year ended December 31, 2001, the average monthly loan balance was $9,133,366 at an average interest rate of 4.757%. The Fund had gross borrowings and gross loan repayments of $412,600,000 and $431,900,000, respectively, during the year ended December 31, 2001. The maximum amount of borrowings outstanding at any monthend was $43,400,000.

                                    45  |  LIMITED TERM NEW YORK MUNICIPAL FUND

INDEPENDENT AUDITORS' REPORT

===============================================================================
To the Board of Trustees and Shareholders of Rochester Portfolio Series:

We have audited the accompanying statement of assets and liabilities of Limited Term New York Municipal Fund (the sole portfolio constituting Rochester Portfolio Series), including the statement of investments, as of December 31, 2001, and the related statement of operations for the year then ended, the statements of changes in net assets and the financial highlights for each of the two years in the period then ended. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits. The financial highlights for each of the three years in the period ended December 31, 1999, were audited by other auditors whose report dated January 24, 2000, expressed an unqualified opinion on this information.
    We conducted our audits in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 2001, by correspondence with the custodian and brokers or by other appropriate auditing procedures where replies from brokers were not received. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.
    In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Limited Term New York Municipal Fund as of December 31, 2001, the results of its operations for the year then ended, the changes in its net assets and the financial highlights for each of the two years in the period then ended, in conformity with accounting principles generally accepted in the United States of America.

KPMG LLP

Denver, Colorado
January 18, 2002

                                    46  |  LIMITED TERM NEW YORK MUNICIPAL FUND

FEDERAL INCOME TAX INFORMATION  Unaudited

===============================================================================
In early 2002, shareholders received information regarding all dividends and distributions paid to them by the Fund during calendar year 2001. Regulations of the U.S. Treasury Department require the Fund to report this information to the Internal Revenue Service.
    None of the dividends paid by the Fund during the year ended December 31, 2001, are eligible for the corporate dividend-received deduction. 100% of the dividends were derived from interest on municipal bonds and are not subject to federal income taxes; 97.1% of the dividends are not subject to New York State and New York City income taxes. For the state income tax reporting purposes of non-New York State shareholders, the distribution breaks down as follows: New York State (84.5%), Texas (1.4%), Kentucky (0.8%), Illinois (0.3%), New Jersey (0.2%), Louisiana (0.1%), New Hampshire (0.1%), Puerto Rico (6.2%), Guam (6.1%), Virgin Islands (0.3%).
    During 2001, 35.0% of this tax-exempt income was derived from "private activity bonds." These are municipal bonds used to finance privately operated facilities. The interest on these bonds is not taxable for most investors. For the few investors subject to the alternative minimum tax, the interest from these bonds is considered a preference item.
    The foregoing information is presented to assist shareholders in reporting distributions received from the Fund to the Internal Revenue Service. Because of the complexity of the federal regulations which may affect your individual tax return and the many variations in state and local tax regulations, we recommend that you consult your tax advisor for specific guidance.

                                    47  |  LIMITED TERM NEW YORK MUNICIPAL FUND

OFFICERS AND TRUSTEES

===============================================================================
Officers and Trustees           Thomas W. Courtney, Chairman of the Board of
                                Trustees
                                John V. Murphy, President
                                John Cannon, Trustee
                                Paul Y. Clinton, Trustee
                                Robert G. Galli, Trustee
                                Lacy B. Herrmann, Trustee
                                Brian Wruble, Trustee
                                Ronald H. Fielding, Vice President
                                Robert G Zack, Secretary
                                Brian W. Wixted, Treasurer
                                Robert J. Bishop, Assistant Treasurer
                                Adele A. Campbell, Assistant Treasurer
                                Scott T. Farrar, Assistant Treasurer
                                Katherine P. Feld, Assistant Secretary
                                Kathleen T. Ives, Assistant Secretary
                                Denis R. Molleur, Assistant Secretary
===============================================================================
Independent Trustees
-------------------------------------------------------------------------------
Name, Address,(1) Age,
Position(s) Held with Fund
and Length of Time Served(2)    Principal Occupation(s) During Past Five Years
                                and Other Trusteeships Held by Trustee
-------------------------------------------------------------------------------
Thomas W. Courtney,             Principal of Courtney Associates, Inc.
Chairman of the Board of        (venture capital firm); former General Partner
Trustees and Trustee            of Trivest Venture Fund (private venture
(since 1996). Age: 68           capital fund); former President of Investment
                                Counseling Federated Investors, Inc.; Trustee
                                of Cash Assets Trust, a money market fund;
                                Director of OCC Cash Reserves, Inc., and
                                Trustee of OCC Accumulation Trust, both of
                                which are open-end investment companies;
                                Trustee of Hawaiian Tax-Free Trust and Tax Free
                                Trust of Arizona.
-------------------------------------------------------------------------------
John Cannon,                    Director, Neuberger Berman Income Managers
Trustee (since 1996). Age: 71   Trust, Neuberger & Berman Income Funds
                                andNeuberger Berman Trust, (1995-present);
                                Neuberger Berman Equity Funds (November
                                2000-present); Trustee, Neuberger Berman Mutual
                                Funds (October 1994-present); formerly Chairman
                                and Treasurer, CDC Associates, a registered
                                investment adviser (December 1993-February
                                1996); Independent Consultant; Chief Investment
                                Officer, CDC Associates (1996-June 2000);
                                Consultant and director, CDC Associates
                                (December 1993-February 1999).
-------------------------------------------------------------------------------
Paul Y. Clinton,                Principal of Clinton Management Associates, a
Trustee (since 1996). Age: 70   financial and venture capital consulting firm;
                                Trustee of Capital Cash Management Trust, a
                                money-market fund and Narragansett Tax-Free
                                Fund, a tax-exempt bond fund; Director of OCC
                                Cash Reserves, Inc. and Trustee of OCC
                                Accumulation Trust, both of which are open-end
                                investment companies. Formerly: Director,
                                External Affairs, Kravco Corporation, a
                                national real estate owner and property
                                management corporation; President of Essex
                                Management Corporation, a management consulting
                                company; a general partner of Capital Growth
                                Fund, a venture capital partnership; a general
                                partner of Essex Limited Partnership, an
                                investment partnership; President of Geneve
                                Corp., a venture capital fund; Chairman of
                                Woodland Capital Corp., a small business
                                investment company; and Vice President of W.R.
                                Grace & Co.
------------------------------------------------------------------------------
Robert G. Galli,                A Trustee or Director of other Oppenheimer
Trustee (since 1998). Age: 68   funds. Formerly Vice Chairman of the Manager
                                (October 1995-December 1997).

                                    48  |  LIMITED TERM NEW YORK MUNICIPAL FUND

------------------------------------------------------------------------------
Lacy B. Herrmann,               Chairman and Chief Executive Officer of Aquila
Trustee (since 1996). Age: 72   Management Corporation, the sponsoring
                                organization and manager, administrator
                                and/or sub-adviser to the following open-end
                                investment companies, and Chairman of the
                                Board of Trustees and President of each:
                                Churchill Cash Reserves Trust, Aquila-Cascadia
                                Equity Fund, Pacific Capital Cash Assets Trust,
                                Pacific Capital U.S. Treasuries Cash Assets
                                Trust, Pacific Capital Tax-Free Cash Assets
                                Trust, Prime Cash Fund, Narragansett Insured
                                Tax-Free Income Fund, Tax-Free Fund For Utah,
                                Churchill Tax-Free Fund of Kentucky, Tax-Free
                                Fund of Colorado, Tax-Free Trust of Oregon,
                                Tax-Free Trust of Arizona, Hawaiian Tax-Free
                                Trust, and Aquila Rocky Mountain Equity Fund;
                                Vice President, Director, Secretary, and
                                formerly Treasurer of Aquila Distributors,
                                Inc., distributor of the above funds; President
                                and Chairman of the Board of Trustees of
                                Capital Cash Management Trust ("CCMT"), and an
                                Officer and Trustee/Director of its
                                predecessors; President and Director of STCM
                                Management Company, Inc., sponsor and adviser
                                to CCMT; Chairman, President and a Director of
                                InCap Management Corporation, formerly
                                sub-adviser and administrator of Prime Cash
                                Fund and Short Term Asset Reserves; Director of
                                OCC Cash Reserves, Inc., and Trustee of OCC
                                Accumulation Trust, both of which are open-end
                                investment companies; Trustee Emeritus of Brown
                                University.
-------------------------------------------------------------------------------
Brian Wruble,                   Special Limited Partner (since January 1999)
Trustee (since 2001). Age: 58   of Odyssey Investment Partners, LLC (private
                                equity investment); General Partner (since
                                September 1996) of Odyssey Partners, L.P.
                                (hedge fund in distribution since 1/1/97);
                                Director (since May 2000) of Ray & Berendston,
                                Inc. (executive search firm); Board of
                                Governing Trustees (since August 1990) The
                                Jackson Laboratory (non-profit); Trustee (since
                                May 1992) of Institute for Advanced Study
                                (educational institute); Trustee (since May
                                2000) of Research Foundation of AIMR
                                (investment research, non-profit); Governor,
                                Jerome Levy Economics Institute of Bard College
                                (economics research) (August 1990-September
                                2001).
===============================================================================
Officers of the Fund
-------------------------------------------------------------------------------
Name, Address,(1) Age,
Position(s) Held with Fund
and Length of Time Served(2)    Principal Occupation(s) During Past Five Years
-------------------------------------------------------------------------------
John V. Murphy, President       Chairman, Chief Executive Officer and director
(since 2001). Age: 52           (since June 2001) and President (since
                                September 2000) of OppenheimerFunds, Inc.,
                                (the "Manager"); President and a trustee of other Oppenheimer funds; President and a director (since July 2001) of Oppenheimer
                                Acquisition Corp., the Manager's parent holding company, and of Oppenheimer Partnership
                                Holdings, Inc., a holding company subsidiary of the Manager; Director (since November 2001) of OppenheimerFunds Distributor, Inc., a subsidiary of the Manager; Chairman and a director (since July 2001) of Shareholder
                                Services, Inc. and of Shareholder Financial
                                Services, Inc., transfer agent subsidiaries of the Manager; President and a director (since
                                July 2001) of OppenheimerFunds Legacy
                                Program, a charitable trust program
                                established by the Manager; a
                                director of the following investment advisory subsidiaries of the Manager: OAM Institutional, Inc. and Centennial Asset Management
                                Corporation (since November 2001), HarbourView
                                Asset Management Corporation and OFI Private
                                Investments, Inc. (since July 2002); President
                                (since November 1, 2001) and a director (since
                                July 2001) of Oppenheimer Real Asset
                                Management, Inc., an investment advisor
                                subsidiary of the Manager; a director
                                (since November 2001) of Trinity Investment
                                Management Corp. and Tremont Advisers, Inc., investment advisory affiliates of the Manager;
                                Executive Vice President (since February 1997) of Massachusetts Mutual Life Insurance Company, the Manager's parent company; a director
                                (since June 1995) of DBL Acquisition
                                Corporation.

                                    49  |  LIMITED TERM NEW YORK MUNICIPAL FUND

OFFICERS AND TRUSTEES  Continued

===============================================================================
Officers of the Fund Continued
-------------------------------------------------------------------------------
Name, Address,(1) Age,
Position(s) Held with Fund
and Length of Time Served(2)    Principal Occupation(s) During Past Five Years
-------------------------------------------------------------------------------
John V. Murphy Continued           Formerly Chief Operating Officer (from
                                September 2000 to June 2001) of the Manager;
                                President and trustee (from November 1999 to
                                November 2001) of MML Series Investment Fund
                                and MassMutual Institutional Funds, open-end
                                investment companies; a director (from
                                September 1999 to August 2000) of C.M. Life
                                Insurance Company; President, Chief Executive
                                Officer and director (from September 1999 to
                                August 2000) of MML Bay State Life Insurance
                                Company; a director (from June 1989 to June
                                1998) of Emerald Isle Bancorp and Hibernia
                                Savings Bank, wholly owned subsidiary of
                                Emerald Isle Bancorp; Executive Vice President
                                Director and Chief Operating Officer (from June
                                1995 to January 1997) of David L. Babson & Co.,
                                Inc., an investment advisor; Chief Operating
                                Officer (from March 1993 to December 1996) of
                                Concert Capital Management, Inc., an investment
                                advisor.
------------------------------------------------------------------------------
Ronald H. Fielding,             Senior Vice President (since January 1996) of
Vice President and              the Manager; Chairman of the Rochester
Portfolio Manager               Division of the Manager (since January 1996);
(since 1996). Age: 53           an officer and portfolio manager of other
                                Oppenheimer funds; prior to joining the Manager
                                in January 1996, he was President and a
                                director of Rochester Capital Advisors, Inc.
                                (1993-1995), the Fund's prior investment
                                advisor, and of Rochester Fund Services,
                                Inc. (1986-1995), the Fund's prior distributor;
                                President and a trustee of Limited Term New
                                York Municipal Fund (1991-1995), Oppenheimer
                                Convertible Securities Fund (1986-1995) and
                                Rochester Fund Municipals (1986-1995);
                                President and a director of Rochester Tax
                                Managed Fund, Inc. (1982-1995) and of Fielding
                                Management Company, Inc. (1982-1995), an
                                investment advisor.
-------------------------------------------------------------------------------
Anthony A. Tanner,              Vice President of the Rochester Division of the
Vice President and              Manager (since January 1996); an officer and
(since 1996). Age: 41           portfolio manager of other Oppenheimer funds;
                                formerly Vice President of Research of
                                Rochester Capital Advisors, Inc. and Fielding
                                Management Company, Inc. (1991-December 1995).
-------------------------------------------------------------------------------
Robert G. Zack,                 Senior Vice President (since May 1985) and
Secretary                       Acting General Counsel (since November 2001) of
(since 2001). Age: 53           the Manager; General Counsel and a director
                                (since November 2001) of OppenheimerFunds
                                Distributor, Inc.; Senior Vice President and
                                General Counsel (since November 2001) of
                                HarbourView Asset Management Corporation,
                                Vice President and a director (since November
                                2000) of Oppenheimer Partnership Holdings,
                                Inc.; Senior Vice President, General Counsel and a director (since November 2001) of Shareholder Services, Inc., Shareholder
                                Financial Services, Inc., OFI Private
                                Investments, Inc., Oppenheimer Trust Company and OAM Institutional, Inc.; General Counsel
                                (since November 2001) of Centennial Asset
                                Management Corporation; a director (since
                                November 2001) of Oppenheimer Real Asset
                                Management, Inc.; Assistant Secretary and a director (since November 2001) of
                                OppenheimerFunds International Ltd.; Vice
                                President (since November 2001) of
                                OppenheimerFunds Legacy Program; Secretary
                                (since November 2001) of Oppenheimer
                                Acquisition Corp.; an officer of other
                                Oppenheimer funds; formerly Associate General
                                Counsel of OppenheimerFunds, Inc. (May
                                1981-October 2001); Assistant Secretary of
                                Shareholder Services, Inc. (May 1985-November
                                2001), Shareholder Financial Services, Inc.
                                (November 1989-November 2001); OppenheimerFunds
                                International Ltd. and Oppenheimer Millennium
                                Funds plc (October 1997-November 2001).

                                    50  |  LIMITED TERM NEW YORK MUNICIPAL FUND

-------------------------------------------------------------------------------
Brian W. Wixted,                Senior Vice President and Treasurer (since
Treasurer (since 1999).         March 1999) of the Manager; Treasurer (since
Age: 42                         March 1999) of HarbourView Asset Management
                                Corporation, Shareholder Services, Inc.,
                                Oppenheimer Real Asset Management
                                Corporation, Shareholder Financial Services,
                                Inc. and Oppenheimer Partnership Holdings,
                                Inc., of OFI Private Investments, Inc. (since
                                March 2000) and of OppenheimerFunds
                                International Ltd. and Oppenheimer Millennium
                                Funds plc (since May 2000); Treasurer and Chief
                                Financial Officer (since May 2000) of
                                Oppenheimer Trust Company; Assistant Treasurer
                                (since March 1999) of Oppenheimer Acquisition
                                Corp.; an officer of other Oppenheimer funds;
                                formerly Principal and Chief Operating Officer,
                                Bankers Trust Company--Mutual Fund Services
                                Division (March 1995-March 1999).
-------------------------------------------------------------------------------
Robert J. Bishop, Assistant     Vice President of the Manager/Mutual Fund
Treasurer (since 1996).         Accounting (since May 1996); an officer
Age: 43                         of other Oppenheimer funds; formerly an
                                Assistant Vice President of the Manager/Mutual
                                Fund Accounting (April 1994-May 1996) and a
                                Fund Controller of the Manager
-------------------------------------------------------------------------------
Adele A. Campbell,              Assistant Vice President of the Manager
Assistant Treasurer             (1996-Present); Formerly Assistant Vice
(since 1996). Age: 38           President of Rochester Fund Services,
                                Inc. (1994-1996).
-------------------------------------------------------------------------------
Scott T. Farrar, Assistant      Vice President of the Manager/Mutual Fund
Treasurer (since 1996).         Accounting (since May 1996); Assistant
Age: 36                         Treasurer of Oppenheimer Millennium Funds plc
                                (since October 1997); an officer of other
                                Oppenheimer Funds; formerly an Assistant Vice
                                President of the Manager/Mutual Fund Accounting
                                (April 1994-May 1996), and a Fund Controller of
                                the Manager.
-------------------------------------------------------------------------------
Katherine P. Feld, Assistant    Vice President and Senior Counsel of the
Secretary (since 2001).         Manager (since July 1999); Vice President
Age: 43                         of OppenheimerFunds Distributor, Inc. (since
                                June 1990); a director (since June 1999) of
                                Centennial Asset Management Corporation; an
                                officer of other Oppenheimer funds; formerly
                                a Vice President and Associate Counsel of the
                                Manager (June 1990-July 1999).
-------------------------------------------------------------------------------
Kathleen T. Ives, Assistant     Vice President and Assistant Counsel of the
Secretary (since 2001).         Manager (since June 1998); Vice President
Age: 36                         of OppenheimerFunds Distributor, Inc.; Vice
                                President and Assistant Secretary of
                                Shareholder Services, Inc.; Assistant
                                Secretary (since December 2001) of Oppenheimer
                                Funds Legacy Program; an officer of other
                                Oppenheimer funds; formerly an Assistant Vice
                                President and Assistant Counsel of the Manager
                                (August 1997-June 1998) and Assistant Counsel
                                of the Manager (August 1994-August 1997).
-------------------------------------------------------------------------------

Denis R. Molleur, Assistant     Vice President and Senior Counsel of the
Secretary (since 2001).         Manager (since July 1999); an officer of other
Age: 44                         Oppenheimer funds; formerly a Vice President
                                and Associate Counsel of the Manager (September
                                1991-July 1999).

The Fund's Statement of Additional Information contains additional information about the Fund's Trustees and is available without charge upon request.
Each Trustee is a Trustee or Director of 10 portfolios in the Oppenheimer Fund complex, except as follows: Mr. Cannon (3 portfolios) and Mr. Galli (41 portfolios)
1. The address of each Trustee and Officer is 6803 S. Tucson Way, Englewood,
CO 80112-3924, except as follows: the address for Messrs. Murphy, Zack and Molleur and Ms. Feld is 498 Seventh Avenue, New York, NY 10018 and the address for Messrs. Fielding and Tanner and Ms. Campbell is 350 Linden Oaks, Rochester, NY 14625
2. Each Trustee and Officer serves for an indefinite term, until his or her resignation, death or removal.

                                    51  |  LIMITED TERM NEW YORK MUNICIPAL FUND

LIMITED TERM NEW YORK MUNICIPAL FUND

A Series of Rochester Portfolio Series
===============================================================================
Investment Advisor                         OppenheimerFunds, Inc.

===============================================================================
Distributor                                OppenheimerFunds Distributor, Inc.

===============================================================================
Transfer and Shareholder                   OppenheimerFunds Services
Servicing Agent

===============================================================================
Custodian of                               Citibank, N.A.
Portfolio Securities

===============================================================================
Independent Auditors                       KPMG LLP

===============================================================================
Legal Counsel                              Mayer, Brown & Platt

                                           For more complete information
                                           about Limited Term New York
                                           Municipal Fund, please refer to the
                                           Prospectus. To obtain a copy, call
                                           your financial advisor, or call
                                           OppenheimerFunds Distributor, Inc.
                                           at 1.800.525.7048, or visit the
                                           OppenheimerFunds Internet website at
                                           www.oppenheimerfunds.com.

                                           Oppenheimer funds are distributed by
                                           OppenheimerFunds Distributor, Inc.,
                                           498 Seventh Avenue, New York,
                                           NY 10018.

         (c)Copyright 2002 OppenheimerFunds, Inc. All rights reserved.

                                    52  |  LIMITED TERM NEW YORK MUNICIPAL FUND

                  MUNICIPAL BONDS--THE COMMUNITY INVESTMENT

    When you invest in municipal securities through a mutual fund, your dollars are put to work primarily in your state's communities--for example, buildings and school systems, homes for the elderly and fire districts. To encourage and reward private investor support of these municipal activities, the interest paid on them is often exempt from federal and state personal income taxes. In New York City, the interest is also free from New York City local income taxes.
    Many investors consider the tax-free nature of the investment to be a primary advantage of a municipal bond fund like Rochester Fund Municipals. But it should also be acknowledged that municipal bonds provide financing for much of the infrastructure of the communities in which we live.
    During the past year, your investment in the Fund helped provide financing for a wide variety of worthwhile projects in New York. Private colleges, primary schools for special education, waste-water treatment facilities and mortgages for first-time home buyers are just a few of the programs that benefited from your investment.
    When you review the enclosed listing of the Fund's portfolio holdings, you're likely to find many projects that help to improve the standard of living in your community. It's one of the--admittedly few--advantages of the current tax code: the ability to earn tax-free income and be supportive of the great state of New York.(1)

1. A portion of the Fund's income may be subject to income taxes. Capital gains distributions, if any, are taxable as capital gains. For investors subject to the Alternative Minimum Tax, a portion of the Fund's distributions may increase that tax.

                             A DIVERSIFIED RANGE
                                  OF CREDITS

                           By combining more than 95%
                        investment-grade municipal bonds
                       with select, carefully-researched
                  below-investment-grade issues (primarily unrated),
                      we seek to enhance yield while
                       diversifying the Fund's portfolio.

[pie chart]

AAA       19.5%
AA        16.7%
A         35.4%
BBB       23.4%
BB         2.0%
D          0.1%
NR         2.9%

[end pie chart]

Sector allocation data are as of 12/31/01, and are subject to change. Data are dollar-weighted based on total market value of investments. Securities rated by a rating organization other than Standard and Poor's Rating Group are included in the equivalent Standard and Poor's rating category. The allocation includes rated securities and those not rated by a national rating organization but to which the ratings given above have been assigned by the Manager as being comparable, in the Manager's judgment, to securities rated by a rating agency in the same category. See page 32 for further explanation.

[graphic]

INFORMATION AND SERVICES

   As an Oppenheimer fund shareholder, you can benefit from special services designed to make investing simple. Whether it's automatic investment plans, timely market updates, or immediate account access, you can count on us whenever you need assistance.(1) So call us today, or visit our website--we're here to help.

Internet                                                       www.oppenheimerfunds.com
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
24-hr access to account information and transactions(2)

General Information                                                      1.800.525.7048
---------------------------------------------------------------------------------------
Mon-Fri 8am-9pm ET, Sat 10am-4pm ET

Telephone Transactions                                                   1.800.852.8457
---------------------------------------------------------------------------------------
Mon-Fri 8am-9pm ET, Sat 10am-4pm ET

PhoneLink                                                                1.800.225.5677
---------------------------------------------------------------------------------------
24-hr automated information and automated transactions(2)

Telecommunications Device for the Deaf (TDD)                             1.800.843.4461
---------------------------------------------------------------------------------------
Mon-Fri 9am-6:30pm ET

Transfer and Shareholder Servicing Agent
---------------------------------------------------------------------------------------
OppenheimerFunds Services
P.O. Box 5270, Denver, CO 80217-5270

eDocs Direct                                                   www.oppenheimerfunds.com
---------------------------------------------------------------------------------------
Receive shareholder reports and prospectus
notifications for your funds via email.
---------------------------------------------------------------------------------------

Ticker Symbols  Class A: LTNYX  Class B: LTBBX  Class C: LTNCX Class Y: LTNBX

1. Automatic investment plans do not assure profit or protect against losses in declining markets.
2. At times the website or PhoneLink may be inaccessible or their transaction features may be unavailable.

RA0355.001.0102        February 28, 2002

        [bullet logo LIMITED TERM NEW YORK MUNICIPAL FUND]

        This Annual Report is for the information of shareholders of Limited Term NewYork Municipal Fund.
        It must be preceded or accompanied by a current Prospectus for the Fund.
        Shares of Oppenheimer funds are not deposits or obligations of any bank, are not guaranteed by any bank, are not insured by the FDIC or any other agency, and involve investment risks, including the possible loss of the principal amount invested.
        Call our Toll-Free Customer Service today at 1.800.525.7048 for more information on how to take advantage of your financial relationship with the OppenheimerFunds Family.

   [logo]OppenheimerFunds(R)
         The Right Way to Invest

         OppenheimerFunds Distributor, Inc.
         Rochester Division
         350 Linden Oaks
         Rochester, NY 14625-2807